iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 94.6%
Communication Services: 10.8%
25,000	Activision Blizzard, Inc.	$2,340,750
17,554	Alphabet, Inc. - Class A*	2,297,116
14,665	Baidu, Inc. - ADR*	1,970,243
58,200	Comcast Corp. - Class A	2,580,588
26,720	CTS Eventim AG & Co. KGaA	1,522,830
22,000	Tencent Holdings Ltd.	860,239
15,350	Tencent Holdings Ltd. - ADR	593,585

		12,165,351

Consumer Discretionary: 6.3%
19,369	Amazon.com, Inc.*	2,462,187
11,368	Five Below, Inc.*	1,829,111
9,310	Floor & Decor Holdings, Inc. - Class A*	842,555
1,275	LVMH Moet Hennessy Louis Vuitton SE	966,708
20,630	YETI Holdings, Inc.*	994,779

		7,095,340

Consumer Staples: 7.7%
39,418	Beiersdorf AG - ADR	1,017,773
5,760	Clorox Co.	754,906
6,140	Diageo PLC - ADR	915,965
20,400	Heineken NV	1,809,682
118,317	Henkel AG & Co. KGaA - ADR	1,862,309
9,946	Kimberly-Clark Corp.	1,201,974
2,180	L’Oreal SA	907,192
7,683	Pernod Ricard SA - ADR	255,306

		8,725,107

Financials: 17.4%
4,396	Aon PLC - Class A	1,425,271
2	Berkshire Hathaway, Inc. - Class A*	1,062,954
4,275	Berkshire Hathaway, Inc. - Class B*	1,497,533
58,650	Brookfield Corp. - Class A	1,833,985
2,250	Charles Schwab Corp.	123,525
2,196	Chubb Ltd.	457,163
16,300	Fiserv, Inc.*	1,841,248
22,170	Goosehead Insurance, Inc. - Class A*	1,652,330
1,525	Markel Group, Inc.*	2,245,547
4,300	Morningstar, Inc.	1,007,232
18,217	Northern Trust Corp.	1,265,717
3,967	Reinsurance Group of America, Inc.	575,969
59,920	TMX Group Ltd.	1,292,110
6,828	Travelers Cos., Inc.	1,115,081
9,768	Visa, Inc. - Class A	2,246,738

		19,642,403

Health Care: 24.0%
14,534	Abbott Laboratories	1,407,618
6,024	Align Technology, Inc.*	1,839,248
29,565	Centene Corp.*	2,036,437
29,885	CVS Health Corp.	2,086,571
33,840	DENTSPLY SIRONA, Inc.	1,155,974
27,250	Eurofins Scientific SE	1,542,942
13,219	Globus Medical, Inc. - Class A*	656,323

Shares		Value
Health Care (continued)
4,982	ICON PLC - ADR*	$1,226,818
5,525	McKesson Corp.	2,402,546
15,452	Medtronic PLC	1,210,819
25,285	Novartis AG - ADR	2,575,530
34,500	Progyny, Inc.*	1,173,690
27,770	Siemens Healthineers AG	1,410,738
134,359	Smith & Nephew PLC - ADR	3,328,072
3,330	Tecan Group AG	1,126,208
9,153	Universal Health Services, Inc. - Class B	1,150,807
541	Waters Corp.*	148,348
4,510	Zimmer Biomet Holdings, Inc.	506,112

		26,984,801

Industrials: 9.3%
20,061	3M Co.	1,878,111
211,450	Alight, Inc. - Class A*	1,499,180
90,300	Assa Abloy AB - Class B	1,988,406
77,014	Knorr-Bremse AG - ADR	1,219,132
21,815	Legrand SA - ADR	400,741
72,275	MillerKnoll, Inc.	1,767,124
4,280	Paycom Software, Inc.	1,109,676
49,740	TOMRA Systems ASA	569,858

		10,432,228

Information Technology: 14.5%
2,905	Accenture PLC - Class A	892,155
4,297	Adobe, Inc.*	2,191,040
1,563	Amphenol Corp. - Class A	131,276
16,160	Dynatrace, Inc.*	755,157
17,559	Endava PLC - ADR*	1,007,009
8,700	Kinaxis, Inc.*	984,498
6,210	Microsoft Corp.	1,960,807
49,767	Murata Manufacturing Co. Ltd. - ADR	682,306
22,910	Oracle Corp.	2,426,627
12,840	SAP SE	1,669,027
6,600	SHIFT, Inc.*	1,206,183
2,790	Tyler Technologies, Inc.*	1,077,331
6,461	Workday, Inc. - Class A*	1,388,146

		16,371,562

Real Estate: 2.3%
600	Alexandria Real Estate Equities, Inc.	60,060
38,926	Altus Group Ltd.	1,352,123
58,671	Healthcare Realty Trust, Inc. - REIT	895,906
13,456	Healthpeak Properties, Inc. - REIT	247,052

		2,555,141

Utilities: 2.3%
488	American Water Works Co., Inc.	60,429
7,066	Essential Utilities, Inc.	242,576
36,922	Severn Trent PLC - ADR	1,054,861
53,642	United Utilities Group PLC - ADR	1,249,859

		2,607,725

TOTAL COMMON STOCKS (Cost $100,552,652)		106,579,658

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Shares		Value
PREFERRED STOCK: 2.1%
Information Technology: 2.1%
57,915	Samsung Electronics Co. Ltd. - (Preference Shares)	$2,339,090

TOTAL PREFERRED STOCK (Cost $2,436,388)		2,339,090

Principal Amount
SHORT-TERM INVESTMENTS: 3.8%
REPURCHASE AGREEMENTS: 3.8%
$4,331,173	Fixed Income Clearing Corp. 1.600%, 9/29/2023, due 10/02/2023 [collateral: par value $4,904,700, U.S. Treasury Note, 1.250%, due 11/30/2026, value $4,418,526] (proceeds $4,331,751)	$4,331,173

TOTAL SHORT-TERM INVESTMENTS (Cost $4,331,173)		4,331,173

TOTAL INVESTMENTS (Cost: $107,320,213): 100.5%		113,249,921

Liabilities in Excess of Other Assets: (0.5)%		(612,587)

NET ASSETS: 100.0%		$112,637,334

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2023 was as follows*:

Cost of investments	$107,320,213

Gross unrealized appreciation	13,609,659
Gross unrealized depreciation	(7,679,951)

Net unrealized appreciation	$5,929,708

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 95.6%
Argentina: 1.4%
2,332	MercadoLibre, Inc.*	$2,956,696

Australia: 1.2%
435,600	Glencore PLC	2,500,167

Canada: 2.9%
169,686	CAE, Inc.*	3,974,988
40,380	Shopify, Inc. - Class A*	2,203,537

		6,178,525

China: 1.6%
117,101	Prosus NV	3,460,233

Denmark: 4.7%
28,235	Carlsberg AS - Class B	3,571,773
43,876	Novo Nordisk AS - Class B	4,009,303
114,685	Vestas Wind Systems AS*	2,466,691

		10,047,767

Finland: 2.7%
132,455	Sampo Oyj - Class A	5,744,730

France: 8.3%
74,600	BNP Paribas SA	4,771,125
9,415	Kering SA	4,303,609
2,220	LVMH Moet Hennessy Louis Vuitton SE	1,683,208
15,170	Teleperformance SE	1,916,987
176,300	Worldline SA*(a)	4,972,547

		17,647,476

Germany: 21.9%
14,255	Adidas AG	2,513,759
13,310	Allianz SE	3,179,354
88,100	Bayer AG	4,237,787
69,749	Continental AG	4,928,147
54,292	CTS Eventim AG & Co. KGaA	3,094,218
88,418	Daimler Truck Holding AG	3,071,203
118,765	Fresenius SE & Co. KGaA	3,702,973
132,689	Hensoldt AG	3,923,653
72,505	Mercedes-Benz Group AG	5,056,113
58,665	SAP SE	7,625,661
101,960	Siemens Healthineers AG	5,179,650

		46,512,518

Ireland: 9.8%
51,176	ICON PLC - ADR*	12,602,090
84,260	Ryanair Holdings PLC - ADR*	8,190,915

		20,793,005

Israel: 4.6%
1,344,819	Israel Discount Bank Ltd. - Class A	7,257,764
440,085	Tel Aviv Stock Exchange Ltd.*	2,526,175

		9,783,939

Japan: 1.7%
234,200	Renesas Electronics Corp.*	3,581,919

Netherlands: 5.5%
6,660	ASML Holding NV	3,940,878
30,543	EXOR NV	2,713,376

Shares		Value
Netherlands (continued)
195,760	Universal Music Group NV	$5,123,626

		11,777,880

South Korea: 1.4%
19,515	NAVER Corp.	2,914,090

Spain: 2.5%
88,425	Amadeus IT Group SA	5,360,526

Sweden: 2.6%
55,076	Evolution AB(a)	5,592,673

Switzerland: 1.6%
52,700	Julius Baer Group Ltd.	3,392,860

Taiwan: 1.9%
249,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,034,231

United Kingdom: 14.0%
444,743	CNH Industrial NV	5,431,806
104,661	Coca-Cola Europacific Partners PLC	6,568,541
10,829,550	Lloyds Banking Group PLC	5,869,155
650,480	Sage Group PLC	7,857,890
83,175	Unilever PLC	4,126,753

		29,854,145

United States: 5.3%
21,616	Aon PLC - Class A	7,008,340
53,539	Medtronic PLC	4,195,316

		11,203,656

TOTAL COMMON STOCKS (Cost $194,653,670)		203,337,036

Principal Amount
SHORT-TERM INVESTMENTS: 3.9%
REPURCHASE AGREEMENTS: 3.9%
$8,244,190	Fixed Income Clearing Corp. 1.600%, 9/29/2023, due 10/02/2023 [collateral: par value $9,335,600, U.S. Treasury Note, 1.250%, due 11/30/2026, value $8,410,217] (proceeds $8,245,289)	$8,244,190

TOTAL SHORT-TERM INVESTMENTS (Cost $8,244,190)		8,244,190

TOTAL INVESTMENTS (Cost: $202,897,860): 99.5%		211,581,226

Other Assets in Excess of Liabilities: 0.5%		1,111,739

NET ASSETS: 100.0%		$212,692,965

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

The cost basis of investments for federal income tax purposes at September 30, 2023 was as follows*:

Cost of investments	$202,897,860

Gross unrealized appreciation	26,399,082
Gross unrealized depreciation	(17,715,716)

Net unrealized appreciation	$8,683,366

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Oldfield International Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 92.4%
Brazil: 4.8%
124,000	Embraer SA - ADR*	$1,701,280

China: 8.7%
142,600	Alibaba Group Holding Ltd.*	1,558,778
279,500	CK Hutchison Holdings Ltd.	1,495,502

		3,054,280

France: 5.0%
16,276	Sanofi	1,748,064

Germany: 20.8%
37,277	Bayer AG	1,793,099
141,098	E.ON SE	1,672,508
56,692	Fresenius SE & Co. KGaA	1,767,599
14,522	Siemens AG	2,085,007

		7,318,213

Italy: 5.1%
112,333	Eni SpA	1,813,750

Japan: 7.2%
18,800	East Japan Railway Co.	1,076,281
26,100	Mitsubishi Heavy Industries Ltd.	1,457,694

		2,533,975

Netherlands: 5.0%
19,712	EXOR NV	1,751,173

South Korea: 10.3%
21,309	KT&G Corp.	1,362,803
3,145	LG H&H Co. Ltd.	1,040,642
24,274	Samsung Electronics Co. Ltd.	1,230,430

		3,633,875

Sweden: 5.4%
214,113	Svenska Handelsbanken AB - Class A	1,917,166

United Kingdom: 20.1%
1,158,857	BT Group PLC	1,651,872
331,710	easyJet PLC*	1,731,280
3,945,225	Lloyds Banking Group PLC	2,138,144
479,299	Tesco PLC	1,546,732

		7,068,028

TOTAL COMMON STOCKS (Cost $30,720,056)		32,539,804

Shares		Value
PREFERRED STOCK: 4.6%
Germany: 4.6%
22,751	Henkel AG & Co. KGaA - (Preference Shares)	$1,624,337

TOTAL PREFERRED STOCK (Cost $1,618,865)		1,624,337

TOTAL INVESTMENTS (Cost: $32,338,921): 97.0%		34,164,141

Other Assets in Excess of Liabilities: 3.0%		1,068,662

NET ASSETS: 100.0%		$35,232,803

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2023 was as follows*:

Cost of investments	$32,338,921

Gross unrealized appreciation	4,039,095
Gross unrealized depreciation	(2,213,875)

Net unrealized appreciation	$1,825,220

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP SBH Focused Small Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 98.7%
Consumer Discretionary: 11.7%
9,420	Gentherm, Inc.*	$511,129
30,587	Gildan Activewear, Inc.	856,742
60,604	Modine Manufacturing Co.*	2,772,633
10,738	PVH Corp.	821,564
21,235	Steven Madden Ltd.	674,636

		5,636,704

Consumer Staples: 3.1%
88,825	Coty, Inc. - Class A*	974,410
52,944	Hain Celestial Group, Inc.*	549,030

		1,523,440

Energy: 8.5%
9,521	Chord Energy Corp.	1,543,069
18,784	Matador Resources Co.	1,117,272
31,794	Murphy Oil Corp.	1,441,858

		4,102,199

Financials: 12.2%
36,147	Cadence Bank	767,039
31,982	Glacier Bancorp, Inc.	911,487
36,796	National Bank Holdings Corp. - Class A	1,095,049
49,507	Seacoast Banking Corp. of Florida	1,087,174
17,596	SouthState Corp.	1,185,267
14,397	Texas Capital Bancshares, Inc.*	847,983

		5,893,999

Health Care: 4.4%
56,882	AdaptHealth Corp.*	517,626
8,185	ICU Medical, Inc.*	974,097
49,075	Pediatrix Medical Group, Inc.*	623,743

		2,115,466

Industrials: 36.6%
26,860	Apogee Enterprises, Inc.	1,264,569
10,332	ArcBest Corp.	1,050,248
30,475	AZZ, Inc.	1,389,051
37,616	CIRCOR International, Inc.*	2,097,092
24,762	Enerpac Tool Group Corp.	654,460
14,931	EnerSys	1,413,518
25,296	KBR, Inc.	1,490,946
31,938	Mercury Systems, Inc.*	1,184,580
35,772	Quanex Building Products Corp.	1,007,697
7,764	Regal Rexnord Corp.	1,109,320
89,958	REV Group, Inc.	1,439,328
55,246	SP Plus Corp.*	1,994,381
19,433	SPX Technologies, Inc.*	1,581,846

		17,677,036

Information Technology: 4.5%
14,233	Belden, Inc.	1,374,196
8,503	Plexus Corp.*	790,609

		2,164,805

Shares		Value
Materials: 10.6%
27,553	Compass Minerals International, Inc.	$770,106
69,667	Element Solutions, Inc.	1,366,170
13,434	Sensient Technologies Corp.	785,620
23,261	Silgan Holdings, Inc.	1,002,782
38,466	Summit Materials, Inc. - Class A*	1,197,831

		5,122,509

Real Estate: 7.1%
56,192	Equity Commonwealth - REIT	1,032,247
39,614	STAG Industrial, Inc. - REIT	1,367,079
17,964	Terreno Realty Corp. - REIT	1,020,355

		3,419,681

TOTAL COMMON STOCKS (Cost $42,620,810)		47,655,839

TOTAL INVESTMENTS
(Cost: $42,620,810): 98.7%		47,655,839

Other Assets in Excess of Liabilities: 1.3%		620,678

NET ASSETS: 100.0%		$48,276,517

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2023 was as follows*:

Cost of investments	$42,620,810

Gross unrealized appreciation	9,101,572
Gross unrealized depreciation	(4,066,543)

Net unrealized appreciation	$5,035,029

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 22.3%
Communication Services: 4.1%
119,913	Activision Blizzard, Inc.	$11,227,454
19,931	Alphabet, Inc. - Class A*	2,608,171
14,090	Alphabet, Inc. - Class C*	1,857,766
114,390	Altegrity, Inc.*(a)	266,529
42,891	Altice USA, Inc. - Class A*	140,254
120,875	Bollore SE	651,154
3,532	Charter Communications, Inc. - Class A*	1,553,444
48,890	Cineplex, Inc.*	342,029
65,245	Comcast Corp. - Class A	2,892,963
21,019	iHeartMedia, Inc. - Class A*	66,420
7,988	Intelsat SA*	181,727
593,032	Kahoot! ASA*	1,933,972
7,851	Meta Platforms, Inc. - Class A*	2,356,949
956	Netflix, Inc.*	360,986
17,663	Nexon Co. Ltd.	316,004
13,898	Nintendo Co. Ltd.	579,413
35,447	Sciplay Corp. - Class A*	807,128
365,376	TEGNA, Inc.	5,323,528

		33,465,891

Consumer Discretionary: 1.3%
16,257	Alibaba Group Holding Ltd.*	177,707
11,583	Amazon.com, Inc.*	1,472,431
76,520	Capri Holdings Ltd.*(b)	4,025,717
13,650	CarMax, Inc.*	965,465
5,110	Cie Financiere Richemont SA - Class A	625,999
4,950	Delivery Hero SE*(c)	142,339
13,770	Entain PLC	156,891
159	Home Depot, Inc.	48,043
24,781	Just Eat Takeaway.com NV*(c)	308,692
585,105	Lookers PLC	926,221
3,612	Marriott International, Inc. - Class A	709,975
5,098	Naspers Ltd. - Class N	816,746
581	Starbucks Corp.	53,028

		10,429,254

Consumer Staples: 1.2%
121,500	Albertsons Cos., Inc. - Class A(b)	2,764,125
938	Coca-Cola Co.	52,509
51	Costco Wholesale Corp.	28,813
17,306	Heineken Holding NV	1,307,748
7,670	Herbalife Ltd.*	107,303
21,745	Hostess Brands, Inc.*	724,326
36,290	JDE Peet’s NV	1,014,727
148	Orion Corp.	14,072
394	Procter & Gamble Co.	57,469
166,061	Sovos Brands, Inc.*(b)	3,744,676
288	Walmart, Inc.	46,060

		9,861,828

Energy: 1.5%
18,829	Battalion Oil Corp.*	116,363
18,672	Baytex Energy Corp.	82,343
5,227	Canadian Natural Resources Ltd.	338,030
42,788	Denbury, Inc.*	4,193,652

Shares		Value
Energy (continued)
146	Devon Energy Corp.	$6,964
2,889	Diamondback Energy, Inc.	447,448
3,074	Earthstone Energy, Inc. - Class A*	62,218
20,080	Exxon Mobil Corp.	2,361,006
2,480	Gulfport Energy Corp.*	294,277
97,486	Holly Energy Partners LP	2,140,793
47,250	Kinder Morgan, Inc.	783,405
13,818	ONEOK, Inc.	876,449
241	Pioneer Natural Resources Co.	55,322
1,154	Williams Cos., Inc.	38,878

		11,797,148

Financials: 2.8%
35,080	American Equity Investment Life Holding Co.*(b)	1,881,691
38,160	American International Group, Inc.	2,312,496
4,841	Aon PLC - Class A	1,569,549
120,988	Avantax, Inc.*	3,094,873
43	BlackRock, Inc.	27,799
32,898	Citigroup, Inc.	1,353,095
60,800	Fast Sponsor Capital*(a)	46,816
325,630	First Horizon Corp.	3,588,443
17,340	Groupe Bruxelles Lambert NV	1,294,902
11,317	Hartford Financial Services Group, Inc.	802,488
22,130	Jefferies Financial Group, Inc.	810,622
193	JPMorgan Chase & Co.	27,989
2,009	LPL Financial Holdings, Inc.	477,439
70	MasterCard, Inc. - Class A	27,714
10,672	Moneylion, Inc.*	230,942
483	Morgan Stanley	39,447
188,706	Network International Holdings PLC*(c)	899,391
342,001	PacWest Bancorp(b)	2,705,228
776	PowerUp Acquisition Corp.*	9,172
35,560	Wells Fargo & Co.	1,452,982

		22,653,078

Health Care: 3.5%
422	Abbott Laboratories	40,871
1,730	AbbVie, Inc.	257,874
141,897	Abcam PLC - ADR*(b)	3,211,129
47,716	Albireo Pharma, Inc.*	108,339
32,079	Amedisys, Inc.*	2,996,179
13,335	Bayer AG	641,440
5	Biote Corp. - Class A*	26
748	Bristol-Myers Squibb Co.	43,414
54,961	CinCor Pharma, Inc.*	178,030
213,778	Concert Pharmaceuticals, Inc.*	83,459
49,035	Dechra Pharmaceuticals PLC	2,268,777
115	Elevance Health, Inc.	50,073
49,218	EMIS Group PLC	1,161,467
9,337	Globus Medical, Inc. - Class A*	463,582
75,539	Horizon Therapeutics PLC*	8,739,107
2,100	ICON PLC - ADR*	517,125
322	Johnson & Johnson	50,151
68	Merck & Co., Inc.	7,001
77,463	NextGen Healthcare, Inc.*	1,838,197
20,363	Seagen, Inc.*(b)	4,320,010
42,947	Swedish Orphan Biovitrum AB*	880,564
76,199	Tabula Rasa HealthCare, Inc.*(b)	785,612

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Health Care (continued)
71	Thermo Fisher Scientific, Inc.	$35,938
108	UnitedHealth Group, Inc.	54,452

		28,732,817

Industrials: 1.9%
62,194	Applus Services SA	651,648
313,698	Caverion Oyj	2,858,540
32,900	CIRCOR International, Inc.*	1,834,175
110	Cummins, Inc.	25,131
124	Deere & Co.	46,795
88	Emerson Electric Co.	8,498
489	Fastenal Co.	26,719
6,270	Ferguson PLC	1,031,227
1	Hornbeck Offshore Services, Inc.*	45
11,950	Howmet Aerospace, Inc.	552,688
44,783	Kloeckner & Co. SE	457,846
12,850	LG Corp.	798,007
123	Lockheed Martin Corp.	50,302
593,400	McDermott International Ltd.*	148,350
590,897	McDermott International, Inc.*	147,724
5,847	RB Global, Inc.	365,438
124,401	Resolute Forest Products, Inc.*	186,651
43,204	Rush Enterprises, Inc. - Class A	1,764,019
7,860	Safran SA	1,236,481
6,230	Samsung C&T Corp.	496,775
17,500	Sound Holding FP*(a)	1,172,061
12,770	Uber Technologies, Inc.*	587,292
190	Union Pacific Corp.	38,690
389	United Parcel Service, Inc. - Class B	60,633
1,507	Veritiv Corp.	254,532
5,260	Westinghouse Air Brake Technologies Corp.	558,980

		15,359,247

Information Technology: 4.0%
134	Accenture PLC - Class A	41,153
13,009	Analog Devices, Inc.	2,277,746
926	Apple, Inc.	158,540
124,698	Avid Technology, Inc.*	3,350,635
1,334	Broadcom, Inc.	1,107,994
383	Cisco Systems, Inc.	20,590
22,138	Contra Abiomed, Inc.*	38,741
78,290	Magnachip Semiconductor Corp.*	650,590
695	Microchip Technology, Inc.	54,245
246	Microsoft Corp.	77,674
73,837	National Instruments Corp.	4,402,162
3,730	NCR Corp.*	100,598
37,588	New Relic, Inc.*	3,218,285
4,685	NXP Semiconductors NV	936,625
1,433	QUALCOMM, Inc.	159,149
6,102	Riverbed Technology, Inc.*	793
9,112	Rogers Corp.*	1,197,955
50,621	Silicon Motion Technology Corp. - ADR*(b)	2,594,326
9,727	Splunk, Inc.*	1,422,574
16,790	TE Connectivity Ltd.	2,074,069

Shares		Value
Information Technology (continued)
54,174	VMware, Inc. - Class A*	$9,018,888

		32,903,332

Materials: 0.8%
106,352	Cemex SAB de CV - ADR*	691,288
224,520	Glencore PLC	1,288,654
5,340	Heidelberg Materials AG	415,505
38,450	Holcim AG	2,472,071
23,005	International Flavors & Fragrances, Inc.	1,568,251
73	Linde PLC	27,181
1,101	Newmont Corp.	40,682
145	Packaging Corp. of America	22,265

		6,525,897

Real Estate: 0.3%
247	American Tower Corp. - REIT	40,619
17,650	Douglas Emmett, Inc. - REIT	225,214
46,150	Hersha Hospitality Trust - REIT - Class A	455,039
126,047	RPT Realty - REIT(b)	1,331,056
36,155	Swire Pacific Ltd. - Class A	244,008
7,860	Vornado Realty Trust - REIT	178,265

		2,474,201

Special Purpose Acquisition Companies: 0.0%
3,818	Bright Bidco BV*	2,482
6,266	Pershing Square Tontine Holdings Ltd.*	0

		2,482

Utilities: 0.9%
358	Duke Energy Corp.	31,597
20,120	FirstEnergy Corp.	687,702
123	NextEra Energy, Inc.	7,047
6,434	PG&E Corp.*	103,780
140,776	PNM Resources, Inc.(b)	6,280,017

		7,110,143

TOTAL COMMON STOCKS (Cost $171,468,342)		181,315,318

RIGHTS/WARRANTS: 0.0%
186	Alpha Partners Technology Merger Corp. (Expiration date 03/31/28)*	15
243	American Oncology Network, Inc. (Expiration date 09/20/28)*	48
558	Apollo Strategic Growth Capital II - Class A (Expiration date 12/31/27)*	44
1,333	Ares Acquisition Corp. (Expiration date 12/31/27)*	912
5,560	Atlantic Coastal Acquisition Corp. (Expiration date 12/31/27)*	156
2,542	Atlantic Coastal Acquisition Corp. II (Expiration date 06/02/23)*	191
3,595	BigBear.ai Holdings, Inc. (Expiration date 12/31/28)*	1,618

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Shares		Value
RIGHTS/WARRANTS (CONTINUED)
14,913	BurTech Acquisition Corp. (Expiration date 12/18/26)*	$297
1,942	C5 Acquisition Corp. (Expiration date 05/19/28)*	72
1,663	Churchill Capital Corp. VII (Expiration date 02/29/28)*	512
41,180	Cie Financiere Richemont SA (Expiration date 11/22/23)*	30,620
2,337	DHC Acquisition Corp. (Expiration date 12/31/27)*	231
4,634	Disruptive Acquisition Corp. I (Expiration date 03/06/26)*	254
2,253	ECARX Holdings, Inc. (Expiration date 12/21/27)*	110
5,576	Electriq Power Holdings, Inc. (Expiration date 07/31/28)*	159
6,951	Flame Acquisition Corp. (Expiration date 12/31/28)*	5,561
3,346	Forest Road Acquisition Corp. II (Expiration date 01/15/26)*	70
779	Fusion Acquisition Corp. II (Expiration date 12/31/27)*	0
4,634	Golden Arrow Merger Corp. (Expiration date 07/31/26)*	168
1,333	Heliogen, Inc. (Expiration date 12/30/26)*	49
11	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	495
389	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	9,725
835	Intelsat Jackson Holdings SA (Expiration date 12/05/25)*	5,845
835	Intelsat Jackson Holdings SA (Expiration date 12/05/25)*	6,680
4,176	Landcadia Holdings IV, Inc. (Expiration date 03/29/28)*	585
4,247	MariaDB PLC (Expiration date 12/16/27)*	374
2,489	Metals Acquisition Ltd. (Expiration date 06/16/28)*	5,003
2,915	NioCorp Developments Ltd. (Expiration date 03/17/28)*	1,720
1,238	Northern Star Investment Corp. III (Expiration date 02/25/28)*	85
956	Northern Star Investment Corp. IV (Expiration date 12/31/27)*	57
2,615	Plum Acquisition Corp. I (Expiration date 12/31/28)*	195
145	Prenetics Global Ltd. (Expiration date 05/17/27)*	8
1,039	Ross Acquisition Corp. II (Expiration date 02/12/26)*	116
2,409	Slam Corp. (Expiration date 12/31/27)*	329
367	Swvl Holdings Corp. (Expiration date 03/31/27)*	4

Shares		Value
4,445%	Twelve Seas Investment Co. II (Expiration date 03/02/28)*	$202

TOTAL RIGHTS/WARRANTS (Cost $197,020)		72,510

PREFERRED STOCKS: 0.1%
Energy: 0.0%
	El Paso Energy Capital Trust I
528	4.750%, 03/31/2028	23,976
	Gulfport Energy Corp. - Cash 10.000% + PIK Rate 15.000%
18	10.000%, 10/02/2023*(a)(d)(e)	10,980

		34,956

Industrials: 0.1%
	Clarivate PLC - Series A
5,395	5.250%, 06/01/2024	157,696
	Element Commercial Aviation
170	0.000%, (a)	0
	McDermott International, Inc. - (Preference Shares)
349	0.000%, *(a)	87,231

		244,927

TOTAL PREFERRED STOCKS (Cost $2,236,716)		279,883

Principal Amount^
ASSET-BACKED SECURITIES: 10.8%
	510 Asset-Backed Trust
$254,140	Series 2021-NPL1-A1 2.240%, 06/25/2061(c)(f)	237,955
	Aaset Trust
310,646	Series 2021-1A-A 2.950%, 11/16/2041(c)	273,856
	Accelerated Assets LLC
79,543	Series 2018-1-B 4.510%, 12/02/2033(c)	76,840
	Affirm Asset Securitization Trust
850,000	Series 2023-A-D 9.090%, 01/18/2028(c)	852,722
110,000	Series 2023-B-A 6.820%, 09/15/2028(c)	110,132
	AGL CLO 3 Ltd.
470,000	Series 2020-3A-D 8.870%, 01/15/2033(c)(g) 3 mo. USD Term SOFR + 3.562%	453,353
	AIM Aviation Finance Ltd.
637,452	Series 2015-1A-B1 7.072%, 02/15/2040(c)(f)	95,768
	AMSR Trust
1,800,000	Series 2020-SFR5-G 4.112%, 11/17/2037(c)	1,643,115
5,000,000	Series 2021-SFR1-G 4.612%, 06/17/2038(c)(h)	4,094,095
	Apidos CLO XX Ltd.
265,000	Series 2015-20A-BRR 7.520%, 07/16/2031(c)(g) 3 mo. USD Term SOFR + 2.212%	261,264

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Apidos CLO XXIV Ltd.
$1,000,000	Series 2016-24A-DR 11.388%, 10/20/2030(c)(g) 3 mo. USD Term SOFR + 6.062%	$940,835
	Applebee’s Funding LLC/IHOP Funding LLC
265,000	Series 2023-1A-A2 7.824%, 03/05/2053(c)	262,068
	Arbor Realty Commercial Real Estate Notes CLO Ltd.
1,000,000	Series 2021-FL1-C 7.447%, 12/15/2035(c)(g) 1 mo. USD Term SOFR + 2.114%	975,229
	ARES LX CLO Ltd.
500,000	Series 2021-60A-D 8.522%, 07/18/2034(c)(g) 3 mo. USD Term SOFR + 3.212%	475,117
	Atrium CLO XIII
500,000	Series 13A-E 11.657%, 11/21/2030(c)(g) 3 mo. USD Term SOFR + 6.312%	473,603
	Atrium CLO XIV LLC
750,000	Series 14A-E 11.220%, 08/23/2030(c)(g) 3 mo. USD Term SOFR + 5.912%	726,739
	Avid Automobile Receivables Trust
18,887	Series 2019-1-C 3.140%, 07/15/2026(c)	18,869
	Avis Budget Rental Car Funding AESOP LLC
355,000	Series 2020-2A-C 4.250%, 02/20/2027(c)	332,424
	Bain Capital Credit CLO Ltd.
500,000	Series 2021-2A-D 8.720%, 07/16/2034(c)(g) 3 mo. USD Term SOFR + 3.412%	478,945
	Barings CLO Ltd.
500,000	Series 2018-4A-E 11.390%, 10/15/2030(c)(g) 3 mo. USD Term SOFR + 6.082%	459,984
	BHG Securitization Trust
545,000	Series 2022-A-B 2.700%, 02/20/2035(c)	491,987
	Blackbird Capital Aircraft Lease Securitization Ltd.
220,113	Series 2016-1A-A 4.213%, 12/16/2041(c)(f)	202,856
	Blue Stream Issuer LLC
1,000,000	Series 2023-1A-C 8.898%, 05/20/2053(c)	895,506
	Bristol Park CLO Ltd.
260,000	Series 2016-1A-CR 7.520%, 04/15/2029(c)(g) 3 mo. USD Term SOFR + 2.212%	253,493

Principal Amount^		Value
	Buttermilk Park CLO Ltd.
$750,000	Series 2018-1A-E 11.320%, 10/15/2031(c)(g) 3 mo. USD Term SOFR + 6.012%	$673,354
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 11.320%, 07/15/2031(c)(g) 3 mo. USD Term SOFR + 6.012%	891,912
500,000	Series 2018-1A-E 11.320%, 07/15/2031(c)(g) 3 mo. USD Term SOFR + 6.012%	461,611
1,000,000	Series 2021-4A-E 11.870%, 10/15/2034(c)(g) 3 mo. USD Term SOFR + 6.562%	953,577
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 10.976%, 05/15/2031(c)(g) 3 mo. USD Term SOFR + 5.612%	428,876
	Carlyle U.S. CLO Ltd.
500,000	Series 2021-1A-D 11.570%, 04/15/2034(c)(g) 3 mo. USD Term SOFR + 6.262%	465,853
	Carvana Auto Receivables Trust
3,000	Series 2021-N1-R 0.000%, 01/10/2028(c)(i)	443,475
150,000	Series 2021-N4-D 2.300%, 09/11/2028	142,744
	Castlelake Aircraft Securitization Trust
4,067,405	Series 2018-1-C 6.625%, 06/15/2043(c)	1,442,634
	Castlelake Aircraft Structured Trust
3,000,000	Series 2019-1A-E 0.000%, 04/15/2039(c)(i)	105,000
	Catskill Park CLO Ltd.
1,000,000	Series 2017-1A-D 11.588%, 04/20/2029(c)(g) 3 mo. USD Term SOFR + 6.262%	881,369
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 11.370%, 04/15/2030(c)(g) 3 mo. USD Term SOFR + 6.062%	434,573
	CIFC Funding CLO Ltd.
205,000	Series 2013-2A-A3LR 7.522%, 10/18/2030(c)(g) 3 mo. USD Term SOFR + 2.212%	198,379
500,000	Series 2017-4A-D 11.707%, 10/24/2030(c)(g) 3 mo. USD Term SOFR + 6.362%	450,410
500,000	Series 2019-3A-DR 12.370%, 10/16/2034(c)(g) 3 mo. USD Term SOFR + 7.062%	494,191

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	College Ave Student Loans LLC
$108,766	Series 2021-A-D 4.120%, 07/25/2051(c)	$100,464
	Cologix Data Centers U.S. Issuer LLC
1,500,000	Series 2021-1A-C 5.990%, 12/26/2051(c)	1,230,813
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 10.970%, 04/17/2030(c)(g) 3 mo. USD Term SOFR + 5.662%	832,319
	CoreVest American Finance Ltd.
305,000	Series 2020-4-C 2.250%, 12/15/2052(c)	240,875
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(f)	146,224
	Diamond Resorts Owner Trust
58,419	Series 2019-1A-B 3.530%, 02/20/2032(c)	57,088
	Dryden 40 Senior Loan Fund CLO
1,000,000	Series 2015-40A-ER 11.376%, 08/15/2031(c)(g) 3 mo. USD Term SOFR + 6.012%	868,604
	Dryden 45 Senior Loan Fund CLO
275,000	Series 2016-45A-ER 11.420%, 10/15/2030(c)(g) 3 mo. USD Term SOFR + 6.112%	239,220
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 12.770%, 04/15/2031(c)(g) 3 mo. USD Term SOFR + 7.462%	386,834
	Education Funding Trust
242,636	Series 2020-A-A 2.790%, 07/25/2041(c)	220,112
	Elevation CLO Ltd.
500,000	Series 2021-14A-C 7.888%, 10/20/2034(c)(g) 3 mo. USD Term SOFR + 2.562%	479,602
	Exeter Automobile Receivables Trust
100,000	Series 2023-2A-D 6.320%, 08/15/2029	97,946
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 10.970%, 07/15/2030(c)(g) 3 mo. USD Term SOFR + 5.662%	465,328
	FirstKey Homes Trust
1,010,000	Series 2020-SFR2-F1 3.017%, 10/19/2037(c)	920,911
	FMC GMSR Issuer Trust
1,900,000	Series 2021-GT1-B 4.360%, 07/25/2026(c)(h)	1,468,515
2,500,000	Series 2021-GT2-B 4.440%, 10/25/2026(c)(h)	1,922,432
	Frontier Issuer LLC
495,000	Series 2023-1-A2 6.600%, 08/20/2053(c)	474,160

Principal Amount^		Value
	Galaxy XIX CLO Ltd.
$1,000,000	Series 2015-19A-D1R 12.137%, 07/24/2030(c)(g) 3 mo. USD Term SOFR + 6.792%	$894,087
	Gilbert Park CLO Ltd.
500,000	Series 2017-1A-E 11.970%, 10/15/2030(c)(g) 3 mo. USD Term SOFR + 6.662%	450,494
	GITSIT Mortgage Loan Trust
117,136	Series 2023-NPL1-A1 8.353%, 05/25/2053(c)(f)	117,521
	GLS Auto Receivables Issuer Trust
1,000,000	Series 2021-4A-E 4.430%, 10/16/2028(c)	916,384
100,000	Series 2023-2A-D 6.310%, 03/15/2029(c)	98,695
	Greystone CRE Notes Ltd.
355,000	Series 2021-HC2-A 7.247%, 12/15/2039(c)(g) 1 mo. USD Term SOFR + 1.914%	350,252
	GSAA Home Equity Trust
533,549	Series 2006-10-AF5 6.948%, 06/25/2036(f)	138,352
	Hayfin U.S. XII Ltd.
300,000	Series 2020-12A-D 9.748%, 01/20/2034(c)(g) 3 mo. USD Term SOFR + 4.422%	297,011
	Hertz Vehicle Financing III LLC
357,000	Series 2022-1A-D 4.850%, 06/25/2026(c)	334,395
366,000	Series 2022-3A-D 6.310%, 03/25/2025(c)	363,018
	Hertz Vehicle Financing LLC
270,000	Series 2022-4A-D 6.560%, 09/25/2026(c)	258,424
	Highbridge Loan Management CLO Ltd.
500,000	Series 2013-2A-DR 12.188%, 10/20/2029(c)(g) 3 mo. USD Term SOFR + 6.862%	464,400
	Hilton Grand Vacations Trust
43,407	Series 2018-AA-C 4.000%, 02/25/2032(c)	41,554
	Kestrel Aircraft Funding Ltd.
343,491	Series 2018-1A-A 4.250%, 12/15/2038(c)	297,405
	LCM CLO 26 Ltd.
500,000	Series 26A-E 10.888%, 01/20/2031(c)(g) 3 mo. USD Term SOFR + 5.562%	369,578
	LCM CLO XVII L.P.
1,000,000	Series 17A-ER 11.570%, 10/15/2031(c)(g) 3 mo. USD Term SOFR + 6.262%	749,194
	LCM CLO XX L.P.
500,000	Series 20A-ER 11.038%, 10/20/2027(c)(g) 3 mo. USD Term SOFR + 5.712%	490,563

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	LCM Loan Income Fund I Income Note Issuer CLO Ltd.
$500,000	Series 27A-E 11.170%, 07/16/2031(c)(g) 3 mo. USD Term SOFR + 5.862%	$374,316
	Lehman XS Trust
1,804,511	Series 2005-6-3A3A 6.260%, 11/25/2035(f)	780,103
	Madison Park Funding CLO XLV Ltd.
500,000	Series 2020-45A-ER 11.920%, 07/15/2034(c)(g) 3 mo. USD Term SOFR + 6.612%	463,351
	Madison Park Funding CLO XXVI Ltd.
445,000	Series 2017-26A-DR 8.631%, 07/29/2030(c)(g) 3 mo. USD Term SOFR + 3.262%	437,483
	Madison Park Funding CLO XXXVIII Ltd.
500,000	Series 2021-38A-E 11.570%, 07/17/2034(c)(g) 3 mo. USD Term SOFR + 6.262%	470,632
	MAPS Ltd.
291,747	Series 2018-1A-A 4.212%, 05/15/2043(c)	261,846
116,479	Series 2019-1A-A 4.458%, 03/15/2044(c)	104,019
	Marble Point CLO XII Ltd.
500,000	Series 2018-1A-D 8.570%, 07/16/2031(c)(g) 3 mo. USD Term SOFR + 3.262%	433,440
	MetroNet Infrastructure Issuer LLC
887,000	Series 2023-1A-B 8.010%, 04/20/2053(c)	854,871
	Milos CLO Ltd.
500,000	Series 2017-1A-ER 11.738%, 10/20/2030(c)(g) 3 mo. USD Term SOFR + 6.412%	460,000
	Mosaic Solar Loans LLC
818,626	Series 2017-2A-B 4.770%, 06/22/2043(c)	724,858
	MP CLO III Ltd.
500,000	Series 2013-1A-CR 7.588%, 10/20/2030(c)(g) 3 mo. USD Term SOFR + 2.262%	486,465
	MVW LLC
29,441	Series 2020-1A-C 4.210%, 10/20/2037(c)	27,853
216,396	Series 2021-1WA-D 3.170%, 01/22/2041(c)	193,266
	MVW Owner Trust
30,868	Series 2019-1A-C 3.330%, 11/20/2036(c)	29,121

Principal Amount^		Value
	Myers Park CLO Ltd.
$1,000,000	Series 2018-1A-E 11.088%, 10/20/2030(c)(g) 3 mo. USD Term SOFR + 5.762%	$900,468
	Navient Private Education Refi Loan Trust
254,717	Series 2018-A-B 3.680%, 02/18/2042(c)	241,045
855,000	Series 2019-FA-B 3.120%, 08/15/2068(c)	683,772
180,000	Series 2019-GA-B 3.080%, 10/15/2068(c)	143,264
320,000	Series 2020-FA-B 2.690%, 07/15/2069(c)	250,279
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-ER 11.820%, 04/15/2034(c)(g) 3 mo. USD Term SOFR + 6.512%	461,074
	Neuberger Berman Loan Advisers CLO 24 Ltd.
1,000,000	Series 2017-24A-E 11.602%, 04/19/2030(c)(g) 3 mo. USD Term SOFR + 6.282%	953,243
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.000%, 10/18/2030(c)(h)	435,544
	Neuberger Berman Loan Advisers CLO 37 Ltd.
500,000	Series 2020-37A-ER 11.338%, 07/20/2031(c)(g) 3 mo. USD Term SOFR + 6.012%	474,967
	Ocean Trails CLO V
700,000	Series 2014-5A-DRR 9.013%, 10/13/2031(c)(g) 3 mo. USD Term SOFR + 3.712%	610,725
	Octagon Investment Partners CLO 26 Ltd.
1,000,000	Series 2016-1A-FR 13.660%, 07/15/2030(c)(g) 3 mo. USD Term SOFR + 8.352%	722,636
	Octagon Investment Partners CLO 29 Ltd.
500,000	Series 2016-1A-DR 8.707%, 01/24/2033(c)(g) 3 mo. USD Term SOFR + 3.362%	482,755
1,000,000	Series 2016-1A-ER 12.857%, 01/24/2033(c)(g) 3 mo. USD Term SOFR + 7.512%	926,555
	Octagon Investment Partners CLO 39 Ltd.
275,000	Series 2018-3A-E 11.338%, 10/20/2030(c)(g) 3 mo. USD Term SOFR + 6.012%	249,911

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Octagon Investment Partners CLO 40 Ltd.
$500,000	Series 2019-1A-ER 12.588%, 01/20/2035(c)(g) 3 mo. USD Term SOFR + 7.262%	$452,212
	Octagon Investment Partners CLO XVI Ltd.
1,000,000	Series 2013-1A-ER 11.320%, 07/17/2030(c)(g) 3 mo. USD Term SOFR + 6.012%	866,978
1,500,000	Series 2013-1A-SUB 0.000%, 07/17/2030(c)(h)	156,365
	Octagon Investment Partners CLO XXI Ltd.
500,000	Series 2014-1A-DRR 12.631%, 02/14/2031(c)(g) 3 mo. USD Term SOFR + 7.262%	454,646
	OHA Credit Funding CLO 5 Ltd.
475,000	Series 2020-5A-C 7.572%, 04/18/2033(c)(g) 3 mo. USD Term SOFR + 2.262%	471,483
	OneMain Financial Issuance Trust
265,000	Series 2020-2A-C 2.760%, 09/14/2035(c)	228,952
	Pagaya AI Debt Selection Trust
800,000	Series 2021-5-CERT 0.000%, 08/15/2029(c)(i)	114,764
	Pagaya AI Debt Trust
725,943	Series 2022-2-AB 5.374%, 01/15/2030(c)(h)	716,915
	PFP CLO Ltd.
1,000,000	Series 2021-8-C 7.247%, 08/09/2037(c)(g) 1 mo. USD Term SOFR + 1.914%	946,698
	Planet Fitness Master Issuer LLC
750,750	Series 2019-1A-A2 3.858%, 12/05/2049(c)	632,265
	Post CLO Ltd.
370,000	Series 2023-1A-A 6.829%, 04/20/2036(c)(g) 3 mo. USD Term SOFR + 1.950%	371,165
	Progress Residential Trust
255,000	Series 2020-SFR3-F 2.796%, 10/17/2027(c)	232,391
140,000	Series 2021-SFR1-F 2.757%, 04/17/2038(c)	121,632
3,483,028	Series 2021-SFR10-F 4.608%, 12/17/2040(c)	2,912,017
2,432,000	Series 2021-SFR2-D 2.197%, 04/19/2038(c)	2,143,415
170,000	Series 2021-SFR2-E2 2.647%, 04/19/2038(c)	149,061
7,000,000	Series 2021-SFR2-G 4.254%, 04/19/2038(c)	6,244,346
355,000	Series 2021-SFR3-F 3.436%, 05/17/2026(c)	308,930
250,000	Series 2021-SFR5-F 3.158%, 07/17/2038(c)	215,062

Principal Amount^		Value
$125,000	Series 2021-SFR6-E2 2.525%, 07/17/2038(c)	$108,203
835,000	Series 2021-SFR7-F 3.834%, 08/17/2040(c)	673,708
	Rockford Tower CLO Ltd.
700,000	Series 2017-2A-CR 7.470%, 10/15/2029(c)(g) 3 mo. USD Term SOFR + 2.162%	693,001
	RR CLO 2 Ltd.
500,000	Series 2017-2A-DR 11.370%, 04/15/2036(c)(g) 3 mo. USD Term SOFR + 6.062%	466,717
	RR CLO 6 Ltd.
500,000	Series 2019-6A-DR 11.420%, 04/15/2036(c)(g) 3 mo. USD Term SOFR + 6.112%	452,087
	SCF Equipment Leasing LLC
295,000	Series 2021-1A-E 3.560%, 08/20/2032(c)	254,675
	Sierra Timeshare Receivables Funding LLC
120,908	Series 2020-2A-C 3.510%, 07/20/2037(c)	114,736
	Slam Ltd.
219,147	Series 2021-1A-B 3.422%, 06/15/2046(c)	183,452
	SLM Private Credit Student Loan Trust
118,000	Series 2003-A-A3 8.941%, 06/15/2032(g)	115,633
337,000	Series 2003-B-A3 8.942%, 03/15/2033(g)	334,827
50,000	Series 2003-B-A4 8.929%, 03/15/2033(g)	48,880
	SoFi Professional Loan Program LLC
360,000	Series 2020-A-BFX 3.120%, 05/15/2046(c)	280,615
	SoFi Professional Loan Program LLC
133,000	Series 2017-F-R1 0.000%, 01/25/2041(c)(i)	1,694,200
	Sound Point CLO XXXII Ltd.
500,000	Series 2021-4A-E 12.313%, 10/25/2034(c)(g) 3 mo. USD Term SOFR + 6.962%	407,979
	SpringCastle America Funding LLC
354,801	Series 2020-AA-A 1.970%, 09/25/2037(c)	322,300
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 10.850%, 01/15/2030(c)(g) 3 mo. USD Term SOFR + 5.542%	420,000
	Sunnova Helios XI Issuer LLC
151,756	Series 2023-A-B 5.600%, 05/20/2050(c)	143,031
	Textainer Marine Containers VII Ltd.
75,709	Series 2020-1A-A 2.730%, 08/21/2045(c)	68,867

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Textainer Marine Containers VII Ltd. (continued)
$178,166	Series 2021-1A-B 2.520%, 02/20/2046(c)	$148,605
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 0.000%, 01/15/2031(c)(i)	199,322
500,000	Series 2017-3A-ER 12.620%, 04/15/2035(c)(g) 3 mo. USD Term SOFR + 7.312%	454,278
500,000	Series 2018-2A-E 11.320%, 07/15/2030(c)(g) 3 mo. USD Term SOFR + 6.012%	413,126
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 7.720%, 04/15/2033(c)(g) 3 mo. USD Term SOFR + 2.412%	277,637
	TICP CLO XV Ltd.
250,000	Series 2020-15A-C 7.738%, 04/20/2033(c)(g) 3 mo. USD Term SOFR + 2.412%	249,391
	Towd Point Mortgage Trust
385,000	Series 2019-2-M1 3.750%, 12/25/2058(c)(h)	310,570
	Trestles CLO II Ltd.
335,000	Series 2018-2A-D 11.363%, 07/25/2031(c)(g) 3 mo. USD Term SOFR + 6.012%	310,877
	Tricon American Homes Trust
290,000	Series 2020-SFR2-E1 2.730%, 11/17/2039(c)	245,537
	Upstart Pass-Through Trust
1,000,000	Series 2021-ST8-CERT 0.000%, 10/20/2029(c)(i)(j)	347,857
929,000	Series 2021-ST9-CERT 0.000%, 11/20/2029(c)(i)	334,339
	Upstart Securitization Trust
1,000	Series 2021-2-CERT 0.000%, 06/20/2031(i)	66,870
	VCAT LLC
196,021	Series 2021-NPL5-A1 1.868%, 08/25/2051(c)(f)	185,600
	VOLT XCIV LLC
60,222	Series 2021-NPL3-A1 2.240%, 02/27/2051(c)(f)	57,026
675,000	Series 2021-NPL3-A2 4.949%, 02/27/2051(c)(f)	517,443
	Voya CLO Ltd.
500,000	Series 2018-2A-E 10.820%, 07/15/2031(c)(g) 3 mo. USD Term SOFR + 5.512%	426,976
500,000	Series 2019-1A-ER 11.690%, 04/15/2031(c)(g) 3 mo. USD Term SOFR + 6.382%	429,049
	WAVE Trust
369,709	Series 2017-1A-A 3.844%, 11/15/2042(c)	299,047

Principal Amount^		Value
	Webster Park CLO Ltd.
$1,000,000	Series 2015-1A-DR 11.088%, 07/20/2030(c)(g) 3 mo. USD Term SOFR + 5.762%	$871,505
	Wellfleet CLO Ltd.
1,000,000	Series 2017-3A-C 8.320%, 01/17/2031(c)(g) 3 mo. USD Term SOFR + 3.012%	874,330
	Wendy’s Funding LLC
171,475	Series 2019-1A-A2II 4.080%, 06/15/2049(c)	153,746
	Willis Engine Structured Trust V
202,647	Series 2020-A-A 3.228%, 03/15/2045(c)	172,173
	Willis Engine Structured Trust VI
1,407,102	Series 2021-A-C 7.385%, 05/15/2046(c)	1,132,150
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 12.018%, 07/20/2034(c)(g) 3 mo. USD Term SOFR + 6.692%	430,221

TOTAL ASSET-BACKED SECURITIES (Cost $116,819,994)		87,405,232

BANK LOANS: 1.9%
	1011778 B.C. Unlimited Liability Co.
170,000	7.566%, 09/20/2030(g) 1 mo. USD Term SOFR + 2.250%	169,558
	Air Methods Corp.
285,397	9.231%, 04/22/2024(g) 3 mo. USD LIBOR + 3.500%	88,118
	AmWINS Group, Inc.
44,663	8.181%, 02/19/2028(g) 1 mo. USD Term SOFR + 2.750%	44,691
	Applied Systems, Inc.
450,000	12.140%, 09/17/2027(g) 3 mo. USD Term SOFR + 6.750%	452,812
	Astra Acquisition Corp.
266,783	10.902%, 10/25/2028(g) 3 mo. USD Term SOFR + 5.250%	201,555
1,069,743	14.527%, 10/25/2029(g) 3 mo. USD Term SOFR + 8.875%	668,589
	Asurion LLC
160,000	10.681%, 01/31/2028(g) 1 mo. USD Term SOFR + 5.250%	144,714
	Atlas Purchaser, Inc.
376,438	10.879%, 05/08/2028(g) 3 mo. USD Term SOFR + 5.250%	269,724
	Aveanna Healthcare LLC
284,530	12.572%, 12/10/2029(g) 3 mo. USD Term SOFR + 7.000%	187,790

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Bausch & Lomb Corp.
$462,000	0.000%, 09/14/2028(k)	$456,802
	Blackhawk Network Holdings, Inc.
125,000	12.432%, 06/15/2026(g) 1 mo. USD Term SOFR + 7.000%	122,403
	Bright Bidco BV
133,104	14.366%, 10/31/2027(e)(g) 3 mo. USD Term SOFR + 1.000% Cash, 8.000% PIK	53,907
	BYJU’s Alpha, Inc.
366,704	12.662%-14.500%, 11/24/2026(g) 3 mo. USD LIBOR + 7.000%, 3 mo. U.S. (Fed) Prime Rate + 6.000%	127,155
	Caesars Entertainment Corp.
80,595	8.666%, 02/06/2030(g) 1 mo. USD Term SOFR + 3.250%	80,721
	Carnival Corp.
24,292	0.000%, 08/08/2027(k)	24,272
376,320	8.327%, 08/08/2027(g) 1 mo. USD Term SOFR + 3.000%	376,005
61,809	0.000%, 10/18/2028(k)	61,603
364,912	8.681%, 10/18/2028(g) 1 mo. USD Term SOFR + 3.250%	363,695
	CBI STS de LLC
210,000	13.159%, 12/31/2026(g) 3 mo. USD Term SOFR + 7.500%	210,000
	Cengage Learning, Inc.
396,900	10.323%, 07/14/2026(g) 3 mo. USD LIBOR + 4.750%	395,660
	Constant Contact, Inc.
875,000	13.061%, 02/12/2029(g) 3 mo. USD Term SOFR + 7.500%	748,676
	Cornerstone OnDemand, Inc.
23,759	9.181%, 10/16/2028(g) 3 mo. USD Term SOFR + 3.750%	22,627
	Cyxtera DC Holdings, Inc.
458,865	0.000%, 05/01/2024(g)(l)	271,098
	DCert Buyer, Inc.
485,000	12.316%, 02/19/2029(g) 1 mo. USD Term SOFR + 7.000%	455,092
	DG Investment Intermediate Holdings 2, Inc.
420,000	12.181%, 03/30/2029(g) 1 mo. USD Term SOFR + 6.750%	373,275
	Envision Healthcare Corp.
415,513	0.000%, 03/31/2027(g)(l)	96,866
1,015,600	0.000%, 03/31/2027(g)(l)	4,570
	Farfetch U.S. Holdings, Inc.
290,945	11.576%, 10/20/2027(g) 3 mo. USD Term SOFR + 6.250%	260,396
	GTCR W Merger Sub LLC
230,000	0.000%, 09/20/2030(k)	230,084

Principal Amount^		Value
	Gulf Finance LLC
$408,474	12.194%-12.631%, 08/25/2026(g) 1 mo. USD Term SOFR + 6.750%, 6 mo. USD Term SOFR + 6.750%	$410,332
	Hub International Ltd.
145,000	9.584%, 06/20/2030(g) 3 mo. USD Term SOFR + 4.250%	145,559
	Intelsat Jackson Holdings SA
341,535	9.772%, 02/01/2029(g) 3 mo. USD Term SOFR + 4.250%	341,205
	Lealand Finance Company BV
51,245	8.431%, 06/28/2024(g) 1 mo. USD Term SOFR + 3.000%	37,152
1,308,705	9.247%, 06/30/2024(g) 3 mo. USD SOFR + 4.000%	719,788
1,396,893	9.431%-12.318%, 06/30/2025(e)(g) 1 mo. USD Term SOFR + 4.000% Cash, 3.000% PIK	778,069
	LifePoint Health, Inc.
300,000	0.000%, 11/16/2028(k)	292,125
	LSF9 Atlantis Holdings LLC
229,688	12.640%, 03/31/2029(g) 3 mo. USD Term SOFR + 7.250%	220,644
	MH Sub I LLC
713,213	9.566%, 05/03/2028(g) 1 mo. USD Term SOFR + 4.250%	691,203
	Minotaur Acquisition, Inc.
448,326	10.166%, 03/27/2026(g) 1 mo. USD Term SOFR + 4.750%	447,330
	Olympus Water U.S. Holding Corp.
110,000	10.390%, 11/09/2028(g) 3 mo. USD Term SOFR + 5.000%	110,069
	Open Text Corp.
174,124	8.166%, 01/31/2030(g) 1 mo. USD Term SOFR + 2.750%	174,352
	Playtika Holding Corp.
470,603	8.181%, 03/13/2028(g) 1 mo. USD Term SOFR + 2.750%	470,679
	Rand Parent LLC
199,000	9.640%, 03/17/2030(g) 3 mo. USD Term SOFR + 4.250%	193,611
	RegionalCare Hospital Partners Holdings, Inc.
168,801	9.072%, 11/16/2025(g) 3 mo. USD Term SOFR + 3.750%	168,713
	Riverbed Technology, Inc.
228,833	9.890%, 07/01/2028(g) 3 mo. USD Term SOFR + 2.000%	149,313
	Star Parent, Inc.
420,000	0.000%, 09/19/2030(k)	411,279

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Team Health Holdings, Inc.
$489,621	8.181%, 02/06/2024(g) 1 mo. USD LIBOR + 2.750%	$479,461
	Uber Technologies, Inc.
357,735	8.159%, 03/03/2030(g) 3 mo. USD Term SOFR + 2.750%	358,020
	Ultimate Software Group, Inc.
765,000	10.618%, 05/03/2027(g) 3 mo. USD Term SOFR + 5.250%	765,750
	Viad Corp.
372,400	10.431%-12.500%, 07/30/2028(g) 1 mo. USD SOFR + 5.000%, 3 mo. U.S. (Fed) Prime Rate + 4.000%	366,192
	Vision Solutions, Inc.
23,697	9.613%, 04/24/2028(g) 3 mo. USD Term SOFR + 4.000%	23,028
	Waterbridge Midstream Operating LLC
470,112	11.363%, 06/22/2026(g) 3 mo. USD Term SOFR + 5.750%	471,362
	Ziggo BV
490,000 (EUR)	6.928%, 01/31/2029(g) 6 mo. EUR EURIBOR + 3.000%	501,029

TOTAL BANK LOANS (Cost $20,015,566)		15,688,723

CONVERTIBLE BONDS: 1.6%
Communications: 0.7%
	Delivery Hero SE
1,400,000 (EUR)	1.000%, 01/23/2027	1,166,635
100,000 (EUR)	Series A 1.000%, 04/30/2026	89,457
	DISH Network Corp.
305,000	0.000%, 12/15/2025(i)	205,698
2,725,000	3.375%, 08/15/2026	1,651,350
	Etsy, Inc.
25,000	0.125%, 09/01/2027	20,125
105,000	0.250%, 06/15/2028	80,115
	SNAP, Inc.
305,000	0.000%, 05/01/2027(i)	227,530
	Spotify USA, Inc.
280,000	0.000%, 03/15/2026(i)	239,015
	Uber Technologies, Inc.
405,000	0.000%, 12/15/2025(i)	379,856
	Wayfair, Inc.
1,362,000	0.625%, 10/01/2025	1,179,901
42,000	1.000%, 08/15/2026	34,545
	Zillow Group, Inc.
27,000	2.750%, 05/15/2025	27,851
269,000	1.375%, 09/01/2026	323,204

		5,625,282

Consumer, Cyclical: 0.2%
	Cineplex, Inc.
1,041,000 (CAD)	5.750%, 09/30/2025(c)	781,336

Principal Amount^		Value
Consumer, Cyclical (continued)
	JetBlue Airways Corp.
$115,000	0.500%, 04/01/2026	$89,482
	NCL Corp. Ltd.
190,000	1.125%, 02/15/2027	158,175
	Penn Entertainment, Inc.
60,000	2.750%, 05/15/2026	73,122
	Southwest Airlines Co.
610,000	1.250%, 05/01/2025	607,712

		1,709,827

Consumer, Non-cyclical: 0.5%
	Beauty Health Co.
120,000	1.250%, 10/01/2026(c)	93,900
	BioMarin Pharmaceutical, Inc.
915,000	1.250%, 05/15/2027	910,974
	Envista Holdings Corp.
315,000	1.750%, 08/15/2028(c)	291,690
	Guardant Health, Inc.
215,000	0.000%, 11/15/2027(i)	148,887
	Livongo Health, Inc.
400,000	0.875%, 06/01/2025	365,920
	Paratek Pharmaceuticals, Inc.
1,451,000	4.750%, 05/01/2024	1,458,290
	Teladoc Health, Inc.
760,000	1.250%, 06/01/2027	609,444
	UpHealth, Inc.
469,000	14.310%, 12/15/2025(c)(g) SOFR + 9.000%	375,200
533,000	6.250%, 06/15/2026(c)	130,585

		4,384,890

Technology: 0.2%
	Kaleyra, Inc.
662,000	6.125%, 06/01/2026(c)	649,620
	Splunk, Inc.
305,000	1.125%, 06/15/2027	289,293
	Unity Software, Inc.
515,000	0.000%, 11/15/2026*(i)	410,197
	Wolfspeed, Inc.
60,000	0.250%, 02/15/2028	40,740
115,000	1.875%, 12/01/2029(c)	75,383

		1,465,233

TOTAL CONVERTIBLE BONDS (Cost $15,545,398)		13,185,232

CORPORATE BONDS: 18.9%
Basic Materials: 1.6%
	ArcelorMittal SA
330,000	6.800%, 11/29/2032	328,122
	Aris Mining Corp.
400,000	6.875%, 08/09/2026	320,208
	Ashland, Inc.
180,000	3.375%, 09/01/2031(c)	140,159
	ASP Unifrax Holdings, Inc.
260,000	7.500%, 09/30/2029(c)	141,695
	Braskem Idesa SAPI
450,000	6.990%, 02/20/2032(c)	271,003
	Braskem Netherlands Finance BV
560,000	4.500%, 01/31/2030(c)	456,989

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Basic Materials (continued)
	Braskem Netherlands Finance BV (continued)
$400,000	8.500%, 01/23/2081(h) 5 yr. CMT + 8.220%	$394,296
	CAP SA
300,000	3.900%, 04/27/2031	221,444
	Celanese U.S. Holdings LLC
100,000	6.700%, 11/15/2033	97,578
	Commercial Metals Co.
90,000	4.375%, 03/15/2032	75,597
	Eldorado Gold Corp.
1,062,000	6.250%, 09/01/2029(c)	917,943
	First Quantum Minerals Ltd.
236,000	7.500%, 04/01/2025(c)	235,852
1,035,000	6.875%, 03/01/2026(c)	1,005,819
	FMG Resources August 2006 Pty Ltd.
660,000	6.125%, 04/15/2032(c)	600,670
	Glencore Funding LLC
400,000	6.125%, 10/06/2028(c)	399,568
385,000	6.375%, 10/06/2030(c)	384,306
1,465,000	6.500%, 10/06/2033(c)	1,464,439
	IAMGOLD Corp.
100,000	5.750%, 10/15/2028	78,393
	Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
130,000	9.000%, 07/01/2028(c)	123,135
	OCP SA
650,000	5.125%, 06/23/2051	432,611
	RPM International, Inc.
730,000	2.950%, 01/15/2032	569,324
	Sasol Financing USA LLC
200,000	5.500%, 03/18/2031	156,978
	Southern Copper Corp.
900,000	7.500%, 07/27/2035	990,832
	Unigel Luxembourg SA
450,000	8.750%, 10/01/2026	154,693
	UPL Corp. Ltd.
460,000	5.250%, 02/27/2025(d)(h) 5 yr. CMT + 3.865%	355,350
	Valvoline, Inc.
1,249,000	4.250%, 02/15/2030(c)	1,227,859
1,080,000	3.625%, 06/15/2031(c)	838,598
	Vedanta Resources Finance II PLC
200,000	9.250%, 04/23/2026	128,840
	Vedanta Resources Ltd.
450,000	6.125%, 08/09/2024	284,229

		12,796,530

Communications: 2.2%
	Alibaba Group Holding Ltd.
200,000	3.250%, 02/09/2061	106,962
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,870,000	5.125%, 05/01/2027(c)	1,744,378
	Cengage Learning, Inc.
18,000	9.500%, 06/15/2024(c)	18,123
	Charter Communications Operating LLC/Charter Communications Operating Capital
145,000	2.800%, 04/01/2031	113,248
55,000	2.300%, 02/01/2032	40,119
70,000	4.400%, 04/01/2033	59,587
1,130,000	4.400%, 12/01/2061	696,649

Principal Amount^		Value
Communications (continued)
	Cogent Communications Group, Inc.
$870,000	7.000%, 06/15/2027(c)	$831,685
	CommScope Technologies LLC
525,000	5.000%, 03/15/2027(c)	293,276
	CommScope, Inc.
295,000	4.750%, 09/01/2029(c)	214,424
	CSC Holdings LLC
200,000	4.125%, 12/01/2030(c)	141,731
4,975,000	4.625%, 12/01/2030(c)	2,651,403
625,000	3.375%, 02/15/2031(c)	426,531
400,000	4.500%, 11/15/2031(c)	284,013
	CT Trust
200,000	5.125%, 02/03/2032	156,390
	Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
155,000	5.875%, 08/15/2027(c)	137,474
	DISH DBS Corp.
1,755,000	5.250%, 12/01/2026(c)	1,488,895
685,000	5.750%, 12/01/2028(c)	527,878
655,000	5.125%, 06/01/2029	364,098
	Embarq Corp.
260,000	7.995%, 06/01/2036	146,875
	FactSet Research Systems, Inc.
432,000	3.450%, 03/01/2032	358,375
	Hughes Satellite Systems Corp.
1,040,000	6.625%, 08/01/2026	890,771
	iHeartCommunications, Inc.
350,000	5.250%, 08/15/2027(c)	277,921
495,000	4.750%, 01/15/2028(c)	379,339
	Intelsat Jackson Holdings SA
825,000	8.500%, 10/15/2024(c)	0
	Koninklijke KPN NV
250,000	8.375%, 10/01/2030	279,834
	McGraw-Hill Education, Inc.
335,000	5.750%, 08/01/2028(c)	289,912
	Millicom International Cellular SA
200,000	4.500%, 04/27/2031	143,064
	Motorola Solutions, Inc.
850,000	2.750%, 05/24/2031	672,164
997,000	5.600%, 06/01/2032	954,690
	Netflix, Inc.
75,000	4.875%, 04/15/2028	72,749
235,000	6.375%, 05/15/2029	242,776
70,000	5.375%, 11/15/2029(c)	68,414
445,000	4.875%, 06/15/2030(c)	421,865
	Newfold Digital Holdings Group, Inc.
155,000	6.000%, 02/15/2029(c)	116,672
	Oi SA
36,684	14.000%, 09/07/2024(c)(e) Cash 8.000% + PIK Rate 6.000%	36,684
550,000	10.000%, 07/27/2025(e)(h)(l) PIK Rate 12.000%	37,634
	SoftBank Group Corp.
400,000	4.625%, 07/06/2028	349,000
	Telesat Canada/Telesat LLC
155,000	5.625%, 12/06/2026(c)	106,775
	Uber Technologies, Inc.
1,280,000	4.500%, 08/15/2029(c)	1,147,027
	VeriSign, Inc.
822,000	2.700%, 06/15/2031	655,243

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	VTR Finance NV
$500,000	6.375%, 07/15/2028	$189,259

		18,133,907

Consumer, Cyclical: 3.7%
	Allison Transmission, Inc.
2,424,000	3.750%, 01/30/2031(c)	1,962,013
	Asbury Automotive Group, Inc.
195,000	4.625%, 11/15/2029(c)	167,704
	AutoNation, Inc.
1,050,000	3.850%, 03/01/2032	854,658
	Beazer Homes USA, Inc.
1,240,000	7.250%, 10/15/2029	1,166,278
	Brunswick Corp.
60,000	4.400%, 09/15/2032	48,874
	Carnival Corp.
170,000	7.625%, 03/01/2026(c)	165,461
540,000	5.750%, 03/01/2027(c)	489,193
795,000	6.000%, 05/01/2029(c)	677,406
50,000	7.000%, 08/15/2029(c)	49,349
	Carrols Restaurant Group, Inc.
300,000	5.875%, 07/01/2029(c)	252,223
	Churchill Downs, Inc.
1,078,000	4.750%, 01/15/2028(c)	973,350
	Dealer Tire LLC/DT Issuer LLC
140,000	8.000%, 02/01/2028(c)	131,419
	FirstCash, Inc.
850,000	5.625%, 01/01/2030(c)	765,738
	Forestar Group, Inc.
1,480,000	3.850%, 05/15/2026(c)	1,345,797
	General Motors Co.
645,000	5.400%, 04/01/2048	509,656
145,000	5.950%, 04/01/2049	123,132
	General Motors Financial Co., Inc.
310,000	Series A 5.750%, 09/30/2027(d)(h) 3 mo. USD LIBOR + 3.598%	250,421
255,000	Series B 6.500%, 09/30/2028(d)(h) 3 mo. USD LIBOR + 3.436%	218,026
	Genm Capital Labuan Ltd.
440,000	3.882%, 04/19/2031(c)	344,684
	Hilton Domestic Operating Co., Inc.
1,913,000	3.625%, 02/15/2032(c)	1,544,131
	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
160,000	4.875%, 07/01/2031(c)	130,571
	Installed Building Products, Inc.
410,000	5.750%, 02/01/2028(c)	377,912
	LGI Homes, Inc.
540,000	4.000%, 07/15/2029(c)	431,365
	Light & Wonder International, Inc.
345,000	7.000%, 05/15/2028(c)	339,456
179,000	7.500%, 09/01/2031(c)	177,090
	Lithia Motors, Inc.
350,000	3.875%, 06/01/2029(c)	295,365
	M/I Homes, Inc.
780,000	4.950%, 02/01/2028	703,927
710,000	3.950%, 02/15/2030	579,848

Principal Amount^		Value
Consumer, Cyclical (continued)
	Marriott Ownership Resorts, Inc.
$65,000	4.500%, 06/15/2029(c)	$54,530
	MDC Holdings, Inc.
620,000	2.500%, 01/15/2031	463,584
	Meritage Homes Corp.
850,000	3.875%, 04/15/2029(c)	732,003
	Murphy Oil USA, Inc.
600,000	3.750%, 02/15/2031(c)	490,716
	NCL Corp. Ltd.
430,000	5.875%, 03/15/2026(c)	397,385
	NCL Finance Ltd.
115,000	6.125%, 03/15/2028(c)	101,621
	NVR, Inc.
362,000	3.000%, 05/15/2030	301,962
	Park River Holdings, Inc.
120,000	5.625%, 02/01/2029(c)	91,646
	Patrick Industries, Inc.
750,000	4.750%, 05/01/2029(c)	624,530
	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
240,000	5.625%, 09/01/2029(c)	185,087
190,000	5.875%, 09/01/2031(c)	140,810
	PulteGroup, Inc.
370,000	6.375%, 05/15/2033	372,188
455,000	6.000%, 02/15/2035	438,227
	Royal Caribbean Cruises Ltd.
145,000	4.250%, 07/01/2026(c)	133,100
200,000	5.500%, 04/01/2028(c)	183,636
	Steelcase, Inc.
540,000	5.125%, 01/18/2029	479,107
	Suburban Propane Partners LP/Suburban Energy Finance Corp.
490,000	5.000%, 06/01/2031(c)	409,628
	Superior Plus LP/Superior General Partner, Inc.
1,272,000	4.500%, 03/15/2029(c)	1,106,805
	SWF Escrow Issuer Corp.
450,000	6.500%, 10/01/2029(c)	288,448
	Taylor Morrison Communities, Inc.
500,000	5.125%, 08/01/2030(c)	437,442
	Tempur Sealy International, Inc.
1,460,000	3.875%, 10/15/2031(c)	1,127,894
	TKC Holdings, Inc.
320,000	10.500%, 05/15/2029(c)	267,270
	Toll Brothers Finance Corp.
690,000	3.800%, 11/01/2029	602,583
	Travel & Leisure Co.
260,000	4.500%, 12/01/2029(c)	218,403
110,000	4.625%, 03/01/2030(c)	92,711
	Tri Pointe Homes, Inc.
1,390,000	5.700%, 06/15/2028	1,277,080
	United Airlines Pass Through Trust
654,986	Series 2019-2-B 3.500%, 11/01/2029	591,038
103,440	Series 2020-1-B 4.875%, 07/15/2027	100,223
	Viking Cruises Ltd.
185,000	9.125%, 07/15/2031(c)	185,592
	Vista Outdoor, Inc.
250,000	4.500%, 03/15/2029(c)	209,437

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
	VOC Escrow Ltd.
$190,000	5.000%, 02/15/2028(c)	$173,015
	Warnermedia Holdings, Inc.
540,000	4.279%, 03/15/2032	458,756
	Wheel Pros, Inc.
230,000	6.500%, 05/15/2029(c)	77,338
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
230,000	7.125%, 02/15/2031(c)	218,451
	Yum! Brands, Inc.
1,249,000	4.750%, 01/15/2030(c)	1,123,475
962,000	4.625%, 01/31/2032	834,633
	ZF North America Capital, Inc.
150,000	6.875%, 04/14/2028(c)	146,950
150,000	7.125%, 04/14/2030(c)	147,187

		30,359,538

Consumer, Non-cyclical: 1.7%
	Adani International Container Terminal Pvt Ltd.
183,000	3.000%, 02/16/2031	138,059
	Adani Ports & Special Economic Zone Ltd.
600,000	5.000%, 08/02/2041	397,330
	Air Methods Corp.
460,000	8.000%, 05/15/2025(c)	3,450
	Bausch Health Cos., Inc.
95,000	5.000%, 01/30/2028(c)	38,833
775,000	4.875%, 06/01/2028(c)	442,109
	Block Financial LLC
300,000	3.875%, 08/15/2030	258,154
	BRF SA
550,000	5.750%, 09/21/2050	369,197
	Camposol SA
200,000	6.000%, 02/03/2027	116,653
	Centene Corp.
180,000	4.625%, 12/15/2029	162,323
215,000	3.375%, 02/15/2030	179,620
	Central Garden & Pet Co.
150,000	4.125%, 04/30/2031(c)	122,781
	Coruripe Netherlands BV
400,000	10.000%, 02/10/2027	293,500
	DaVita, Inc.
510,000	3.750%, 02/15/2031(c)	388,128
	Deluxe Corp.
515,000	8.000%, 06/01/2029(c)	425,506
	Encompass Health Corp.
500,000	4.625%, 04/01/2031	424,346
	Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.
265,000	6.125%, 04/01/2029(c)(l)	188,664
	Frigorifico Concepcion SA
400,000	7.700%, 07/21/2028	331,154
	Gartner, Inc.
1,200,000	3.625%, 06/15/2029(c)	1,027,575
400,000	3.750%, 10/01/2030(c)	336,025
	Hologic, Inc.
574,000	3.250%, 02/15/2029(c)	485,430
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
100,000	4.375%, 02/02/2052	66,557

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
$135,000	7.000%, 12/31/2027(c)	$116,610
	Lamb Weston Holdings, Inc.
841,000	4.375%, 01/31/2032(c)	705,576
	MARB BondCo PLC
200,000	3.950%, 01/29/2031	148,484
	Molina Healthcare, Inc.
75,000	4.375%, 06/15/2028(c)	67,288
40,000	3.875%, 11/15/2030(c)	33,149
	PECF USS Intermediate Holding III Corp.
220,000	8.000%, 11/15/2029(c)	119,557
	Philip Morris International, Inc.
166,000	1.750%, 11/01/2030	126,575
	Post Holdings, Inc.
957,000	4.500%, 09/15/2031(c)	797,720
	Pyxus Holdings, Inc.
245,100	8.500%, 12/31/2027(c)	149,511
	Quanta Services, Inc.
100,000	2.900%, 10/01/2030	81,612
	Radiology Partners, Inc.
410,000	9.250%, 02/01/2028(c)	162,563
	S&P Global, Inc.
110,000	5.250%, 09/15/2033(c)	107,330
	Service Corp. International
1,164,000	4.000%, 05/15/2031	956,872
	Teva Pharmaceutical Finance Netherlands II BV
215,000 (EUR)	7.375%, 09/15/2029	231,840
1,700,000 (EUR)	4.375%, 05/09/2030	1,541,504
181,000 (EUR)	7.875%, 09/15/2031	198,841
	Teva Pharmaceutical Finance Netherlands III BV
395,000	7.125%, 01/31/2025	396,733
590,000	3.150%, 10/01/2026	526,215
1,670,000	4.100%, 10/01/2046	1,046,946
	Triton Water Holdings, Inc.
130,000	6.250%, 04/01/2029(c)	106,428

		13,816,748

Energy: 2.3%
	AI Candelaria Spain SA
250,000	5.750%, 06/15/2033(c)	177,162
250,000	5.750%, 06/15/2033	177,162
	Archrock Partners LP/Archrock Partners Finance Corp.
355,000	6.250%, 04/01/2028(c)	330,913
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
269,000	9.750%, 07/15/2028(c)	265,973
	CNX Resources Corp.
550,000	7.375%, 01/15/2031(c)	539,775
	Continental Resources, Inc.
1,595,000	5.750%, 01/15/2031(c)	1,499,309
600,000	2.875%, 04/01/2032(c)	449,822
	Cosan Overseas Ltd.
100,000	8.250%, 11/05/2023(d)	99,824
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
127,000	7.125%, 06/01/2028(c)	116,195
	Ecopetrol SA
500,000	5.875%, 05/28/2045	330,050
250,000	5.875%, 11/02/2051	159,676

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	Energean Israel Finance Ltd.
$280,000	5.375%, 03/30/2028	$251,979
	EnLink Midstream LLC
30,000	6.500%, 09/01/2030(c)	29,132
	EnQuest PLC
620,000	11.625%, 11/01/2027(c)	585,143
	EQT Corp.
120,000	5.000%, 01/15/2029	113,032
	Global Partners LP/GLP Finance Corp.
532,000	6.875%, 01/15/2029	495,585
	Gulfport Energy Corp.
9,327	8.000%, 05/17/2026	9,347
	Gulfport Energy Operating Corp.
145,000	6.625%, 05/01/2023(l)	273
287,000	6.000%, 10/15/2024(l)	540
137,000	6.375%, 05/15/2025(l)	258
144,000	6.375%, 01/15/2026(l)	271
	Hess Midstream Operations LP
1,170,000	4.250%, 02/15/2030(c)	987,842
700,000	5.500%, 10/15/2030(c)	636,849
	Matador Resources Co.
115,000	6.875%, 04/15/2028(c)	113,025
	MC Brazil Downstream Trading Sarl
483,126	7.250%, 06/30/2031	371,135
	NGL Energy Operating LLC/NGL Energy Finance Corp.
180,000	7.500%, 02/01/2026(c)	178,162
	Northern Oil & Gas, Inc.
240,000	8.750%, 06/15/2031(c)	242,083
	NuStar Logistics LP
650,000	6.375%, 10/01/2030	616,414
	Occidental Petroleum Corp.
40,000	8.875%, 07/15/2030	45,013
45,000	7.875%, 09/15/2031	48,744
	Ovintiv, Inc.
75,000	8.125%, 09/15/2030	81,674
20,000	7.200%, 11/01/2031	20,628
15,000	7.375%, 11/01/2031	15,738
70,000	6.500%, 08/15/2034	69,046
145,000	6.625%, 08/15/2037	139,713
30,000	6.500%, 02/01/2038	28,752
	Parkland Corp.
1,037,000	4.625%, 05/01/2030(c)	885,744
	PBF Holding Co. LLC/PBF Finance Corp.
502,000	7.875%, 09/15/2030(c)	500,479
	PDC Energy, Inc.
2,558,000	5.750%, 05/15/2026	2,553,204
	Petroleos del Peru SA
600,000	5.625%, 06/19/2047	363,233
	Petroleos Mexicanos
400,000	6.375%, 01/23/2045	233,999
200,000	6.750%, 09/21/2047	118,298
	Precision Drilling Corp.
53,000	6.875%, 01/15/2029(c)	50,175
	Shelf Drilling Holdings Ltd.
248,000	9.625%, 04/15/2029(c)	245,739
	SierraCol Energy Andina LLC
200,000	6.000%, 06/15/2028(c)	159,385
200,000	6.000%, 06/15/2028	159,385

Principal Amount^		Value
Energy (continued)
	Southwestern Energy Co.
$80,000	4.750%, 02/01/2032	$68,753
	Sunoco LP/Sunoco Finance Corp.
1,008,000	4.500%, 05/15/2029	885,778
672,000	4.500%, 04/30/2030	582,784
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
735,000	4.875%, 02/01/2031	659,380
	Transocean, Inc.
480,000	7.500%, 04/15/2031	416,318
	UEP Penonome II SA
363,023	6.500%, 10/01/2038(c)	275,091
	Venture Global Calcasieu Pass LLC
145,000	4.125%, 08/15/2031(c)	119,146
275,000	3.875%, 11/01/2033(c)	213,823
	Venture Global LNG, Inc.
25,000	8.375%, 06/01/2031(c)	24,598
	Vital Energy, Inc.
331,000	9.750%, 10/15/2030	338,599
	Western Midstream Operating LP
210,000	6.350%, 01/15/2029	210,615
30,000	6.150%, 04/01/2033	28,965
	YPF SA
560,000	7.000%, 12/15/2047	367,274

		18,687,004

Financial: 3.7%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
150,000	3.000%, 10/29/2028	128,684
215,000	6.150%, 09/30/2030	211,896
150,000	3.400%, 10/29/2033	116,219
	Agile Group Holdings Ltd.
200,000	5.500%, 04/21/2025	26,548
400,000	6.050%, 10/13/2025	37,000
	Aircastle Ltd.
210,000	6.500%, 07/18/2028(c)	206,169
175,000	Series A 5.250%, 06/15/2026(c)(d)(h) 5 yr. CMT + 4.410%	138,485
	Ally Financial, Inc.
725,000	Series C 4.700%, 05/15/2028(d)(h) 7 yr. CMT + 3.481%	455,805
	Alpha Holding SA de CV
600,000	9.000%, 02/10/2025	0
565,639	9.000%, 02/10/2025(c)(l)	8,485
600,000	9.000%, 02/10/2025	0
	Antares Holdings LP
255,000	3.950%, 07/15/2026(c)	229,703
450,000	2.750%, 01/15/2027(c)	381,467
680,000	3.750%, 07/15/2027(c)	586,374
	Ares Capital Corp.
600,000	7.000%, 01/15/2027	600,434
2,029,000	2.875%, 06/15/2028	1,699,482
660,000	3.200%, 11/15/2031	505,792
	Bain Capital Specialty Finance, Inc.
250,000	2.550%, 10/13/2026	215,797
	Banco Davivienda SA
200,000	6.650%, 04/22/2031(c)(d)(h) 10 yr. CMT + 5.097%	135,500

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Banco Davivienda SA (continued)
$300,000	6.650%, 04/22/2031(d)(h) 10 yr. CMT + 5.097%	$203,250
	Banco do Brasil SA
500,000	6.250%, 04/15/2024(d)(h) 10 yr. CMT + 4.398%	462,541
	Banco GNB Sudameris SA
350,000	7.500%, 04/16/2031(c)(h) 5 yr. CMT + 6.660%	285,953
200,000	7.500%, 04/16/2031(h) 5 yr. CMT + 6.660%	163,402
	Banco Mercantil del Norte SA
350,000	6.625%, 01/24/2032(c)(d)(h) 10 yr. CMT + 5.034%	274,838
	Banco Santander SA
400,000	5.147%, 08/18/2025	391,757
	Bank of America Corp.
595,000	5.872%, 09/15/2034(h) SOFR+ 1.840%	579,052
	Barclays PLC
660,000	4.375%, 03/15/2028(d)(h) 5 yr. CMT + 3.410%	459,735
740,000	3.564%, 09/23/2035(h) 5 yr. CMT + 2.900%	571,907
	Barings BDC, Inc.
405,000	3.300%, 11/23/2026	355,875
	Blackstone Secured Lending Fund
445,000	2.125%, 02/15/2027	377,631
	Central China Real Estate Ltd.
205,000	7.750%, 05/24/2024(l)	8,948
400,000	7.250%, 08/13/2024(l)	17,820
205,000	7.500%, 07/14/2025(l)	7,688
230,000	7.650%, 08/27/2025	8,830
	CFLD Cayman Investment Ltd.
43,250	0.000%, 01/31/2031(c)(i)	1,105
426,400	2.500%, 01/31/2031(c)	14,771
351,200	2.500%, 01/31/2031(c)	32,535
	Charles Schwab Corp.
19,000	Series F 5.000%, 12/01/2027(d)(h) 3 mo. USD LIBOR + 2.575%	14,536
136,000	Series I 4.000%, 06/01/2026(d)(h) 5 yr. CMT + 3.168%	113,781
	China Aoyuan Group Ltd.
200,000	6.200%, 03/24/2026	3,816
	China Evergrande Group
200,000	9.500%, 04/11/2022(l)	5,000
200,000	8.750%, 06/28/2025(l)	4,500
	CIFI Holdings Group Co. Ltd.
200,000	4.450%, 08/17/2026(l)	15,000
	Deutsche Bank AG
885,000	3.729%, 01/14/2032(h) SOFR + 2.757%	659,495
200,000	3.742%, 01/07/2033(h) SOFR + 2.257%	143,693
	Easy Tactic Ltd.
443,631	7.500%, 07/11/2027(e) Cash 6.500% + PIK Rate 7.500%	26,303

Principal Amount^		Value
Financial (continued)
	Enstar Group Ltd.
$812,000	3.100%, 09/01/2031	$612,668
	EPR Properties
770,000	3.600%, 11/15/2031	571,740
	Fantasia Holdings Group Co. Ltd.
200,000	11.875%, 06/01/2023(l)	7,500
	FS KKR Capital Corp.
920,000	3.125%, 10/12/2028	749,545
	Global Atlantic Fin Co.
320,000	4.400%, 10/15/2029(c)	265,533
	GLP Capital LP/GLP Financing II, Inc.
835,000	3.250%, 01/15/2032	648,493
	Golub Capital BDC, Inc.
380,000	2.500%, 08/24/2026	333,258
	Howard Hughes Corp. (The)
567,000	4.375%, 02/01/2031(c)	435,738
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
35,000	4.750%, 09/15/2024	33,741
220,000	6.375%, 12/15/2025	209,557
240,000	5.250%, 05/15/2027	211,237
	Iron Mountain Information Management Services, Inc.
1,282,000	5.000%, 07/15/2032(c)	1,054,960
	Iron Mountain, Inc.
139,000	7.000%, 02/15/2029(c)	136,145
908,000	4.500%, 02/15/2031(c)	750,106
	Kaisa Group Holdings Ltd.
1,005,000	9.375%, 06/30/2024(l)	59,044
200,000	10.500%, 01/15/2025	11,750
1,000,000	11.250%, 04/16/2025(l)	58,750
200,000	9.950%, 07/23/2025	11,750
600,000	11.700%, 11/11/2025(l)	35,250
400,000	11.650%, 06/01/2026(l)	24,000
	Kawasan Industri Jababeka Tbk PT
280,000	7.000%, 12/15/2027(c)(f)	197,260
	KWG Group Holdings Ltd.
210,000	6.300%, 02/13/2026	18,375
	Logan Group Co. Ltd.
200,000	4.250%, 07/12/2025(l)	11,000
	Main Street Capital Corp.
204,000	3.000%, 07/14/2026	180,395
	Mexarrend SAPI de CV
300,000	10.250%, 07/24/2024(c)	68,032
	National Health Investors, Inc.
270,000	3.000%, 02/01/2031	197,721
	Nationstar Mortgage Holdings, Inc.
446,000	5.750%, 11/15/2031(c)	369,564
	Navient Corp.
350,000	5.500%, 03/15/2029	293,578
145,000	9.375%, 07/25/2030	143,155
	Oaktree Specialty Lending Corp.
70,000	2.700%, 01/15/2027	60,357
300,000	7.100%, 02/15/2029	289,829
	Omega Healthcare Investors, Inc.
700,000	3.250%, 04/15/2033	513,050
	OneMain Finance Corp.
365,000	3.500%, 01/15/2027	312,898
55,000	5.375%, 11/15/2029	46,129
25,000	4.000%, 09/15/2030	18,742
	Operadora de Servicios Mega SA de CV Sofom ER
400,000	8.250%, 02/11/2025(c)	204,026

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Owl Rock Capital Corp.
$760,000	2.875%, 06/11/2028	$625,803
	Owl Rock Technology Finance Corp.
105,000	2.500%, 01/15/2027	88,192
	Prospect Capital Corp.
442,000	3.437%, 10/15/2028	347,396
	Rithm Capital Corp.
1,170,000	6.250%, 10/15/2025(c)	1,111,477
	RKPF Overseas Ltd.
300,000	7.750%, 11/18/2024(d)(h) 5 yr. CMT + 6.003%	66,300
	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
1,105,000	2.875%, 10/15/2026(c)	970,638
560,000	3.625%, 03/01/2029(c)	463,747
25,000	3.875%, 03/01/2031(c)	19,967
545,000	4.000%, 10/15/2033(c)	412,630
	Ronshine China Holdings Ltd.
200,000	7.350%, 12/15/2023(l)	6,680
350,000	6.750%, 08/05/2024	7,875
	Sabra Health Care LP
100,000	3.200%, 12/01/2031	74,945
	Shimao Group Holdings Ltd.
340,000	4.750%, 07/03/2022(l)	14,447
	Shimao Group Holdings Ltd.
200,000	5.200%, 01/16/2027(l)	7,500
400,000	3.450%, 01/11/2031(l)	16,340
	Societe Generale SA
535,000	3.653%, 07/08/2035(c)(h) 5 yr. CMT + 3.000%	423,292
	Standard Chartered PLC
830,000	3.265%, 02/18/2036(c)(h) 5 yr. CMT + 2.300%	631,284
	Starwood Property Trust, Inc.
897,000	3.625%, 07/15/2026(c)	796,626
1,350,000	4.375%, 01/15/2027(c)	1,179,112
	Sunac China Holdings Ltd.
200,000	6.500%, 01/10/2025	32,000
200,000	7.000%, 07/09/2025	32,000
1,010,000	6.500%, 01/26/2026	161,600
	Tanger Properties LP
491,000	2.750%, 09/01/2031	354,724
	Times China Holdings Ltd.
400,000	6.200%, 03/22/2026(l)	14,000
200,000	5.750%, 01/14/2027(l)	7,000
	UBS Group AG
250,000	6.442%, 08/11/2028(c)(h) SOFR + 3.700%	249,922
250,000	9.016%, 11/15/2033(c)(h) SOFR + 5.020%	288,975
	Unifin Financiera SAB de CV
600,000	8.875%, 01/29/2025(d)(l) 5 yr. CMT + 6.308%	3,600
	VICI Properties LP
416,000	5.125%, 05/15/2032	372,837
	VICI Properties LP/VICI Note Co., Inc.
370,000	4.500%, 09/01/2026(c)	347,971

Principal Amount^		Value
Financial (continued)
	Vornado Realty LP
$70,000	3.500%, 01/15/2025	$66,481
63,000	2.150%, 06/01/2026	53,555
	World Acceptance Corp.
610,000	7.000%, 11/01/2026(c)	520,250
	Yuzhou Group Holdings Co. Ltd.
540,000	7.700%, 02/20/2025(l)	38,070
200,000	8.300%, 05/27/2025(l)	12,006
710,000	7.850%, 08/12/2026(l)	44,758
1,940,000	6.350%, 01/13/2027(l)	121,754
	Zhenro Properties Group Ltd.
400,000	6.630%, 01/07/2026(l)	4,816

		30,023,048

Industrial: 1.5%
	AptarGroup, Inc.
170,000	3.600%, 03/15/2032	140,868
	Artera Services LLC
150,000	9.033%, 12/04/2025(c)	138,588
	ATS Corp.
560,000	4.125%, 12/15/2028(c)	496,368
	Builders FirstSource, Inc.
450,000	6.375%, 06/15/2032(c)	424,801
	Cemex SAB de CV
355,000	5.125%, 06/08/2026(c)(d)(h) 5 yr. CMT + 4.534%	332,696
200,000	9.125%, 03/14/2028(c)(d)(h) 5 yr. CMT + 5.157%	208,454
380,000	5.200%, 09/17/2030(c)	349,658
310,000	3.875%, 07/11/2031(c)	259,661
	Danaos Corp.
390,000	8.500%, 03/01/2028(c)	396,075
	Embraer Netherlands Finance BV
260,000	7.000%, 07/28/2030(c)	258,153
	Great Lakes Dredge & Dock Corp.
425,000	5.250%, 06/01/2029(c)	349,128
	IDEX Corp.
72,000	2.625%, 06/15/2031	57,797
	IHS Holding Ltd.
365,000	5.625%, 11/29/2026(c)	302,143
330,000	6.250%, 11/29/2028(c)	251,770
	Louisiana-Pacific Corp.
750,000	3.625%, 03/15/2029(c)	632,708
	Martin Marietta Materials, Inc.
420,000	2.400%, 07/15/2031	328,920
	MV24 Capital BV
336,236	6.748%, 06/01/2034	296,969
	Nordson Corp.
35,000	5.600%, 09/15/2028	34,695
50,000	5.800%, 09/15/2033	48,894
	nVent Finance Sarl
300,000	5.650%, 05/15/2033	279,514
	Park-Ohio Industries, Inc.
120,000	6.625%, 04/15/2027	104,281
	Pentair Finance Sarl
510,000	5.900%, 07/15/2032	498,691
	Rand Parent LLC
435,000	8.500%, 02/15/2030(c)	402,914
	Rolls-Royce PLC
501,000	5.750%, 10/15/2027(c)	484,017
	Simpar Europe SA
500,000	5.200%, 01/26/2031	403,046

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	Teledyne Technologies, Inc.
$400,000	2.750%, 04/01/2031	$323,408
	TopBuild Corp.
490,000	4.125%, 02/15/2032(c)	398,713
	TransDigm, Inc.
960,000	4.625%, 01/15/2029	841,080
1,275,000	4.875%, 05/01/2029	1,121,901
	Trident TPI Holdings, Inc.
25,000	12.750%, 12/31/2028(c)	26,156
	Trimble, Inc.
350,000	6.100%, 03/15/2033	343,224
	Triumph Group, Inc.
150,000	7.750%, 08/15/2025	142,673
	Veralto Corp.
170,000	5.450%, 09/18/2033(c)	164,672
	Vontier Corp.
690,000	2.950%, 04/01/2031	533,059
	Vulcan Materials Co.
500,000	3.500%, 06/01/2030	436,308
	Waste Connections, Inc.
725,000	2.200%, 01/15/2032	559,144

		12,371,147

Technology: 1.9%
	Amdocs Ltd.
274,000	2.538%, 06/15/2030	220,113
	Broadcom, Inc.
415,000	4.150%, 11/15/2030	368,102
130,000	2.450%, 02/15/2031(c)	101,698
105,000	4.150%, 04/15/2032(c)	91,235
120,000	2.600%, 02/15/2033(c)	89,560
210,000	3.419%, 04/15/2033(c)	168,118
1,695,000	3.469%, 04/15/2034(c)	1,332,362
1,355,000	3.137%, 11/15/2035(c)	988,721
	Broadridge Financial Solutions, Inc.
350,000	2.600%, 05/01/2031	278,145
	Castle U.S. Holding Corp.
325,000	9.500%, 02/15/2028(c)	175,810
	CDW LLC/CDW Finance Corp.
240,000	3.276%, 12/01/2028	207,303
1,490,000	3.250%, 02/15/2029	1,272,474
650,000	3.569%, 12/01/2031	536,055
	CGI, Inc.
440,000	2.300%, 09/14/2031	330,618
	Fair Isaac Corp.
2,204,000	4.000%, 06/15/2028(c)	1,980,463
	KBR, Inc.
535,000	4.750%, 09/30/2028(c)	471,431
	Kyndryl Holdings, Inc.
740,000	3.150%, 10/15/2031	561,109
	Micron Technology, Inc.
630,000	6.750%, 11/01/2029	640,031
60,000	5.875%, 02/09/2033	57,224
290,000	5.875%, 09/15/2033	276,012
	NCR Corp.
452,000	5.125%, 04/15/2029(c)	398,693
1,122,000	6.125%, 09/01/2029(c)	1,151,677
	Oracle Corp.
1,000,000	4.900%, 02/06/2033	923,142
	Pitney Bowes, Inc.
120,000	6.875%, 03/15/2027(c)	94,675
134,000	7.250%, 03/15/2029(c)	98,477

Principal Amount^		Value
Technology (continued)
	Roper Technologies, Inc.
$600,000	1.750%, 02/15/2031	$455,690
	Science Applications International Corp.
418,000	4.875%, 04/01/2028(c)	379,866
	SK Hynix, Inc.
200,000	6.500%, 01/17/2033(c)	195,715
	Virtusa Corp.
135,000	7.125%, 12/15/2028(c)	109,183
	VMware, Inc.
735,000	2.200%, 08/15/2031	555,169
	Western Digital Corp.
190,000	2.850%, 02/01/2029	152,743
200,000	3.100%, 02/01/2032	147,508
	Xerox Holdings Corp.
366,000	5.500%, 08/15/2028(c)	308,195

		15,117,317

Utilities: 0.3%
	Adani Electricity Mumbai Ltd.
200,000	3.867%, 07/22/2031	139,761
	Adani Transmission Step-One Ltd.
326,000	4.250%, 05/21/2036	244,580
	Edison International
315,000	Series A 5.375%, 03/15/2026(d)(h) 5 yr. CMT + 4.698%	278,686
	Emera U.S. Finance LP
104,000	2.639%, 06/15/2031	80,568
	Empresas Publicas de Medellin ESP
400,000	4.375%, 02/15/2031	307,429
	EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
400,000	5.375%, 12/30/2030	280,228
	Mong Duong Finance Holdings BV
250,000	5.125%, 05/07/2029	227,128
	Pacific Gas & Electric Co.
210,000	4.300%, 03/15/2045	142,403
	Vistra Operations Co. LLC
250,000	4.375%, 05/01/2029(c)	215,163
385,000	7.750%, 10/15/2031(c)	380,103

		2,296,049

TOTAL CORPORATE BONDS (Cost $181,279,751)		153,601,288

GOVERNMENT SECURITIES & AGENCY ISSUE: 3.2%
	Brazil Notas do Tesouro Nacional
2,890,000 (BRL)	10.000%, 01/01/2029	563,329
	Colombia Government International Bonds
500,000	5.000%, 06/15/2045	331,247
300,000	5.200%, 05/15/2049	198,984
	Hungary Government Bond
123,940,000 (HUF)	6.000%, 11/24/2023	335,153
	Indonesia Treasury Bond
5,260,000,000 (IDR)	6.375%, 08/15/2028	338,498
	Mexico Bonos
5,660,200 (MXN)	7.500%, 05/26/2033	276,340
	Republic of South Africa Government Bond
7,445,000 (ZAR)	8.875%, 02/28/2035	311,322

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE (CONTINUED)
	Republic of South Africa Government International Bond
$500,000	5.650%, 09/27/2047	$333,928
	U.S. Treasury Bonds
13,900,000	3.000%, 08/15/2052	10,119,852
	U.S. Treasury Note/Bond
750,000	4.125%, 08/15/2053	680,156
	U.S. Treasury Notes
1,600,000	4.375%, 10/31/2024(b)	1,582,313
2,460,000	4.500%, 11/30/2024(b)	2,435,592
8,900,000	4.125%, 11/15/2032	8,586,414
	Ukraine Government International Bond
400,000	7.253%, 03/15/2035	106,082

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $29,509,161)		26,199,210

LIMITED PARTNERSHIPS: 0.1%
35,594	GACP II LP*(a)	299,134
1,300,000	U.S. Farming Realty Trust*(a)	415,176

TOTAL LIMITED PARTNERSHIPS (Cost $0)		714,310

MORTGAGE-BACKED SECURITIES: 15.2%
	Adjustable Rate Mortgage Trust
242,379	Series 2006-1-2A1 5.025%, 03/25/2036(h)	130,052
	Alternative Loan Trust
68,215	Series 2003-22CB-1A1 5.750%, 12/25/2033	66,001
251,738	Series 2004-13CB-A4 0.000%, 07/25/2034(i)(m)	177,878
35,993	Series 2004-16CB-1A1 5.500%, 07/25/2034	34,331
38,037	Series 2004-16CB-3A1 5.500%, 08/25/2034	36,370
59,150	Series 2004-J10-2CB1 6.000%, 09/25/2034	57,263
343	Series 2005-J1-2A1 5.500%, 02/25/2025	319
2,032,962	Series 2006-13T1-A13 6.000%, 05/25/2036	1,018,353
303,478	Series 2006-31CB-A7 6.000%, 11/25/2036	176,080
7,773,293	Series 2006-46-A2 5.954%, 02/25/2047(g) 1 mo. USD Term SOFR + 0.634%	2,880,061
385,648	Series 2006-J1-2A1 7.000%, 02/25/2036	45,740
4,159,087	Series 2007-12T1-A7 5.934%, 06/25/2037(g) 1 mo. USD Term SOFR + 0.614%	1,524,408
168,611	Series 2007-16CB-2A1 5.884%, 08/25/2037(g) 1 mo. USD Term SOFR + 0.564%	61,444

Principal Amount^		Value
$48,825	Series 2007-16CB-2A2 9.298%, 08/25/2037(g) -8.333*1 mo. USD Term SOFR + 53.629%	$49,660
2,347,998	Series 2007-16CB-4A1 5.834%, 08/25/2037(g) 1 mo. USD Term SOFR + 0.514%	1,532,323
375,728	Series 2007-16CB-4A2 6.995%, 08/25/2037(g) -6*1 mo. USD Term SOFR + 38.913%	353,484
322,560	Series 2007-19-1A34 6.000%, 08/25/2037	163,612
895,672	Series 2007-20-A12 6.250%, 08/25/2047	474,800
	Alternative Loan Trust Resecuritization
408,830	Series 2008-2R-2A1 3.192%, 08/25/2037(h)	191,176
2,742,802	Series 2008-2R-4A1 6.250%, 08/25/2037(h)	1,361,973
	American Home Mortgage Investment Trust
175,433	Series 2006-1-11A1 5.714%, 03/25/2046(g) 1 mo. USD Term SOFR + 0.394%	128,862
	AREIT Trust CLO
1,000,000	Series 2019-CRE3-D 8.097%, 09/14/2036(c)(g) 1 mo. USD Term SOFR + 2.764%	950,217
	BAMLL Commercial Mortgage Securities Trust
400,000	Series 2018-DSNY-C 6.980%, 09/15/2034(c)(g) 1 mo. USD Term SOFR + 1.397%	397,494
	Banc of America Alternative Loan Trust
28,507	Series 2003-8-1CB1 5.500%, 10/25/2033	27,072
496,947	Series 2006-7-A4 6.498%, 10/25/2036(f)	143,187
	Banc of America Funding Trust
21,296	Series 2005-7-3A1 5.750%, 11/25/2035	20,402
182,080	Series 2006-B-7A1 3.629%, 03/20/2036(h)	151,709
16,958	Series 2007-4-5A1 5.500%, 11/25/2034	14,128
	Banc of America Mortgage Trust
6,519	Series 2005-A-2A1 3.818%, 02/25/2035(h)	5,870
	BBCMS Trust
750,000	Series 2018-CBM-E 9.180%, 07/15/2037(c)(g) 1 mo. USD Term SOFR + 3.847%	685,408
	BCAP LLC Trust
118,356	Series 2010-RR6-6A2 9.300%, 07/26/2037(c)(h)	57,058

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	BCAP LLC Trust (continued)
$1,756,187	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	$1,116,946
	Bear Stearns Adjustable Rate Mortgage Trust
1,521,216	Series 2005-12-25A1 4.276%, 02/25/2036(h)	1,208,820
	Bear Stearns Asset-Backed Securities I Trust
299,694	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	139,909
	Benchmark Mortgage Trust
540,000	Series 2019-B9-C 4.971%, 03/15/2052(h)	369,421
547,000	Series 2020-B18-AGNF 4.139%, 07/15/2053(c)	477,230
1,637,000	Series 2021-B31-E 2.250%, 12/15/2054(c)	650,877
	BF Mortgage Trust
666,000	Series 2019-NYT-F 8.380%, 12/15/2035(c)(g) 1 mo. USD Term SOFR + 3.047%	320,927
	BINOM Securitization Trust
530,000	Series 2022-RPL1-M1 3.000%, 02/25/2061(c)(h)	372,735
	BPR Trust
465,000	Series 2021-NRD-F 12.203%, 12/15/2038(c)(g) 1 mo. USD Term SOFR + 6.870%	419,491
	BX Commercial Mortgage Trust
1,274,000	Series 2019-IMC-G 9.047%, 04/15/2034(c)(g) 1 mo. USD Term SOFR + 3.714%	1,245,870
277,893	Series 2020-VKNG-A 6.377%, 10/15/2037(c)(g) 1 mo. USD Term SOFR + 1.044%	275,215
	Carbon Capital VI Commercial Mortgage Trust
343,565	Series 2019-FL2-B 8.297%, 10/15/2035(c)(g) 1 mo. USD Term SOFR + 2.964%	297,876
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 1.058%, 12/10/2054(c)(h)(j)	430,997
7,346,000	Series 2016-C7-XF 1.058%, 12/10/2054(c)(h)(j)	193,199
	CG-CCRE Commercial Mortgage Trust
99,352	Series 2014-FL2-COL1 8.947%, 11/15/2031(c)(g) 1 mo. USD Term SOFR + 3.614%	81,059
193,974	Series 2014-FL2-COL2 9.947%, 11/15/2031(c)(g) 1 mo. USD Term SOFR + 4.614%	143,082
	Chase Mortgage Finance Trust
1,272,277	Series 2007-S3-1A15 6.000%, 05/25/2037	573,537

Principal Amount^		Value
	CIM Trust
$307,472	Series 2021-NR2-A1 2.568%, 07/25/2059(c)(f)	$296,928
	Citicorp Mortgage Securities Trust
1,563,140	Series 2006-7-1A1 6.000%, 12/25/2036	1,272,947
	Citigroup Commercial Mortgage Trust
870,000	Series 2014-GC21-D 5.105%, 05/10/2047(c)(h)	549,072
	Citigroup Mortgage Loan Trust, Inc.
117,913	Series 2005-5-2A2 5.750%, 08/25/2035	81,840
1,725,637	Series 2005-5-3A2A 4.859%, 10/25/2035(h)	1,397,927
1,640,008	Series 2011-12-1A2 3.956%, 04/25/2036(c)(h)	937,341
	CitiMortgage Alternative Loan Trust
140,300	Series 2006-A5-1A13 5.884%, 10/25/2036(g) 1 mo. USD Term SOFR + 0.564%	116,032
137,983	Series 2006-A5-1A2 1.116%, 10/25/2036(g)(j) -1*1 mo. USD Term SOFR + 6.436%	6,287
1,233,063	Series 2007-A6-1A5 6.000%, 06/25/2037	1,052,945
	COMM Mortgage Trust
460,000	Series 2012-CR3-B 3.922%, 10/15/2045(c)	372,163
40,000	Series 2012-LC4-C 5.476%, 12/10/2044(h)	32,426
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	257,279
3,213,166	Series 2014-UBS4-G 3.750%, 08/10/2047(c)	212,347
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(c)(h)	1
1,989,000	Series 2018-HCLV-D 7.805%, 09/15/2033(c)(g) 1 mo. USD Term SOFR + 2.323%	1,418,705
	Countrywide Home Loan Mortgage Pass-Through Trust
4,211	Series 2004-HYB4-2A1 5.192%, 09/20/2034(h)	3,627
404,045	Series 2005-23-A1 5.500%, 11/25/2035	221,937
1,957,620	Series 2006-9-A1 6.000%, 05/25/2036	880,565
115,752	Series 2007-10-A5 6.000%, 07/25/2037	53,315
463,244	Series 2007-13-A5 6.000%, 08/25/2037	230,737
	Credit Suisse First Boston Mortgage Securities Corp.
920,697	Series 2005-11-7A1 6.000%, 12/25/2035	485,764
	Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
29,059	Series 2003-27-4A4 5.750%, 11/25/2033	27,784
2,269,653	Series 2005-10-10A3 6.000%, 11/25/2035	629,480

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Credit Suisse Mortgage-Backed Trust
$609,752	Series 2006-6-1A10 6.000%, 07/25/2036	$294,373
650,041	Series 2007-1-4A1 6.500%, 02/25/2022	77,544
29,643	Series 2007-2-2A5 5.000%, 03/25/2037	22,510
635,000	Series 2014-USA-D 4.373%, 09/15/2037(c)	488,024
1,475,000	Series 2014-USA-E 4.373%, 09/15/2037(c)	792,571
273,189	Series 2020-RPL3-A1 2.691%, 03/25/2060(c)(h)	255,285
1,100,000	Series 2021-NQM1-B2 3.831%, 05/25/2065(c)(h)	645,058
	CSAIL Commercial Mortgage Trust
1,130,000	Series 2016-C6-C 5.083%, 01/15/2049(h)	932,777
1,400,000	Series 2020-C19-D 2.500%, 03/15/2053(c)	720,469
	DBUBS Mortgage Trust
310,000	Series 2017-BRBK-D 3.648%, 10/10/2034(c)(h)	252,578
	Deutsche Mortgage & Asset Receiving Corp.
1,676,246	Series 2014-RS1-1A2 6.500%, 07/27/2037(c)(h)	1,282,150
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
69,656	Series 2006-PR1-3A1 4.499%, 04/15/2036(c)(g) -1*1 mo. USD Term SOFR + 11.964%	61,311
	DOLP Trust
500,000	Series 2021-NYC-F 3.704%, 05/10/2041(c)(h)	236,149
500,000	Series 2021-NYC-G 3.704%, 05/10/2041(c)(h)	205,903
	DSLA Mortgage Loan Trust
88,411	Series 2005-AR5-2A1A 6.102%, 09/19/2045(g) 1 mo. USD Term SOFR + 0.774%	47,122
	Eleven Madison Trust Mortgage Trust
100,000	Series 2015-11MD-A 3.673%, 09/10/2035(c)(h)	87,488
	Federal Home Loan Mortgage Corp. REMICS
289,285	Series 3118-SD 1.272%, 02/15/2036(g)(j) -1*30 day USD SOFR Average + 6.586%	16,240
103,643	Series 3301-MS 0.672%, 04/15/2037(g)(j) -1*30 day USD SOFR Average + 5.986%	5,738
137,210	Series 3303-SE 0.652%, 04/15/2037(g)(j) -1*30 day USD SOFR Average + 5.966%	7,718

Principal Amount^		Value
$89,187	Series 3303-SG 0.672%, 04/15/2037(g)(j) -1*30 day USD SOFR Average + 5.986%	$5,394
21,136	Series 3382-SB 0.572%, 11/15/2037(g)(j) -1*30 day USD SOFR Average + 5.886%	911
129,152	Series 3382-SW 0.872%, 11/15/2037(g)(j) -1*30 day USD SOFR Average + 6.186%	7,541
32,146	Series 3384-S 0.962%, 11/15/2037(g)(j) -1*30 day USD SOFR Average + 6.276%	1,316
84,718	Series 3384-SG 0.882%, 08/15/2036(g)(j) -1*30 day USD SOFR Average + 6.196%	5,290
1,065,107	Series 3404-SA 0.572%, 01/15/2038(g)(j) -1*30 day USD SOFR Average + 5.886%	65,861
15,622	Series 3417-SX 0.752%, 02/15/2038(g)(j) -1*30 day USD SOFR Average + 6.066%	742
24,947	Series 3423-GS 0.222%, 03/15/2038(g)(j) -1*30 day USD SOFR Average + 5.536%	920
173,620	Series 3423-TG 0.350%, 03/15/2038(g)(j) -1*30 day USD SOFR Average + 5.886%	598
1,296,176	Series 3435-S 0.552%, 04/15/2038(g)(j) -1*30 day USD SOFR Average + 5.866%	78,647
38,191	Series 3445-ES 0.572%, 05/15/2038(g)(j) -1*30 day USD SOFR Average + 5.886%	1,465
194,241	Series 3523-SM 0.572%, 04/15/2039(g)(j) -1*30 day USD SOFR Average + 5.886%	8,807
93,763	Series 3560-KS 0.972%, 11/15/2036(g)(j) -1*30 day USD SOFR Average + 6.286%	2,997
42,242	Series 3598-SA 0.922%, 11/15/2039(g)(j) -1*30 day USD SOFR Average + 6.236%	2,108
61,072	Series 3641-TB 4.500%, 03/15/2040	58,145
157,694	Series 3728-SV 0.000%, 09/15/2040(g)(j) -1*30 day USD SOFR Average + 4.336%	2,659

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corp. REMICS (continued)
$102,587	Series 3758-S 0.602%, 11/15/2040(g)(j) -1*30 day USD SOFR Average + 5.916%	$6,056
145,378	Series 3770-SP 1.072%, 11/15/2040(g)(j) -1*30 day USD SOFR Average + 6.386%	2,005
149,724	Series 3815-ST 0.422%, 02/15/2041(g)(j) -1*30 day USD SOFR Average + 5.736%	8,923
309,015	Series 3859-SI 1.172%, 05/15/2041(g)(j) -1*30 day USD SOFR Average + 6.486%	21,790
84,264	Series 3872-SL 0.522%, 06/15/2041(g)(j) -1*30 day USD SOFR Average + 5.836%	4,320
69,904	Series 3900-SB 0.542%, 07/15/2041(g)(j) -1*30 day USD SOFR Average + 5.856%	3,717
14,996	Series 3946-SM 0.000%, 10/15/2041(g) -1*30 day USD SOFR Average + 14.357%	9,138
221,382	Series 3972-AZ 3.500%, 12/15/2041	190,817
1,181,605	Series 3984-DS 0.522%, 01/15/2042(g)(j) -1*30 day USD SOFR Average + 5.836%	69,144
2,274,569	Series 4080-DS 1.272%, 03/15/2041(g)(j) -1*30 day USD SOFR Average + 6.586%	110,434
1,358,240	Series 4239-OU 0.000%, 07/15/2043(i)(m)	747,534
1,397,972	Series 4291-MS 0.472%, 01/15/2054(g)(j) -1*30 day USD SOFR Average + 5.786%	81,980
393,958	Series 4314-MS 0.672%, 07/15/2043(g)(j) -1*30 day USD SOFR Average + 5.986%	8,169
6,750,402	Series 5057-TI 3.000%, 11/25/2050(j)	1,051,440
5,637,815	Series 5070-MI 3.500%, 02/25/2051(j)	838,902
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes REMIC
4,000,000	Series 2021-DNA6-B1 8.715%, 10/25/2041(c)(g) 30 day USD SOFR Average + 3.400%	4,052,542
	Federal National Mortgage Association
22,537,267	Series 2019-M25-X 0.208%, 11/25/2029(h)(j)	160,490

Principal Amount^		Value
$24,284,617	Series 2019-M5-X 0.611%, 02/25/2029(h)(j)	$427,650
24,404,528	Series 2021-M23-X1 0.666%, 11/01/2031(h)(j)	493,308
	Federal National Mortgage Association Connecticut Avenue Securities
82,562	Series 2020-R01-1M2 7.479%, 01/25/2040(c)(g) 30 day USD SOFR Average + 2.164%	82,900
1,000,000	Series 2022-R03-1B2 15.165%, 03/25/2042(c)(g) 30 day USD SOFR Average + 9.850%	1,115,144
	Federal National Mortgage Association REMICS
129,862	Series 2003-84-PZ 5.000%, 09/25/2033	125,791
125,432	Series 2005-42-SA 1.371%, 05/25/2035(g)(j) -1*30 day USD SOFR Average + 6.686%	1,837
1,007,232	Series 2006-92-LI 1.151%, 10/25/2036(g)(j) -1*30 day USD SOFR Average + 6.466%	77,763
287,043	Series 2007-39-AI 0.691%, 05/25/2037(g)(j) -1*30 day USD SOFR Average + 6.006%	16,075
81,832	Series 2007-57-SX 1.191%, 10/25/2036(g)(j) -1*30 day USD SOFR Average + 6.506%	5,685
17,258	Series 2007-68-SA 1.221%, 07/25/2037(g)(j) -1*30 day USD SOFR Average + 6.536%	944
17,875	Series 2008-1-CI 0.871%, 02/25/2038(g)(j) -1*30 day USD SOFR Average + 6.186%	1,225
793,811	Series 2008-33-SA 0.571%, 04/25/2038(g)(j) -1*30 day USD SOFR Average + 5.886%	47,519
10,637	Series 2008-56-SB 0.631%, 07/25/2038(g)(j) -1*30 day USD SOFR Average + 5.946%	300
1,495,629	Series 2009-110-SD 0.821%, 01/25/2040(g)(j) -1*30 day USD SOFR Average + 6.136%	74,385
15,256	Series 2009-111-SE 0.821%, 01/25/2040(g)(j) -1*30 day USD SOFR Average + 6.136%	1,123
122,913	Series 2009-86-CI 0.371%, 09/25/2036(g)(j) -1*30 day USD SOFR Average + 5.686%	3,951

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal National Mortgage Association REMICS (continued)
$62,561	Series 2009-87-SA 0.571%, 11/25/2049(g)(j) -1*30 day USD SOFR Average + 5.886%	$4,568
26,974	Series 2009-90-IB 0.291%, 04/25/2037(g)(j) -1*30 day USD SOFR Average + 5.606%	868
26,918	Series 2010-11-SC 0.000%, 02/25/2040(g)(j) -1*30 day USD SOFR Average + 4.686%	693
20,497	Series 2010-115-SD 1.171%, 11/25/2039(g)(j) -1*30 day USD SOFR Average + 6.486%	1,392
1,670,164	Series 2010-123-SK 0.621%, 11/25/2040(g)(j) -1*30 day USD SOFR Average + 5.936%	120,962
50,630	Series 2010-134-SE 1.221%, 12/25/2025(g)(j) -1*30 day USD SOFR Average + 6.536%	203
107,060	Series 2010-15-SL 0.000%, 03/25/2040(g)(j) -1*30 day USD SOFR Average + 4.836%	3,546
28,387	Series 2010-9-GS 0.000%, 02/25/2040(g)(j) -1*30 day USD SOFR Average + 4.636%	511
6,420	Series 2011-110-LS 0.000%, 11/25/2041(g) -1*30 day USD SOFR Average + 9.871%	4,091
61,423	Series 2011-111-VZ 4.000%, 11/25/2041	56,544
262,290	Series 2011-141-PZ 4.000%, 01/25/2042	241,710
1,067,767	Series 2011-93-ES 1.071%, 09/25/2041(g)(j) -1*30 day USD SOFR Average + 6.386%	69,197
677,884	Series 2012-106-SA 0.731%, 10/25/2042(g)(j) -1*30 day USD SOFR Average + 6.046%	45,594
1,495,303	Series 2014-50-WS 0.771%, 08/25/2044(g)(j) -1*30 day USD SOFR Average + 6.086%	76,673
6,200,782	Series 2019-31-S 0.621%, 07/25/2049(g)(j) -1*30 day USD SOFR Average + 5.936%	488,256
17,302,688	Series 2019-M12-X 0.675%, 06/25/2029(h)(j)	392,314
7,864,535	Series 2019-M24-2XA 1.270%, 03/25/2031(h)(j)	442,406
20,883,356	Series 2019-M7-X 0.445%, 04/25/2029(h)(j)	274,138

Principal Amount^		Value
$26,960,252	Series 2020-M10-X4 0.987%, 07/25/2032(h)(j)	$1,189,028
16,368,508	Series 2020-M10-X9 0.888%, 12/25/2027(h)(j)	272,835
7,019,569	Series 2020-M13-X2 1.329%, 09/25/2030(h)(j)	334,734
9,420,269	Series 2020-M6-X 1.413%, 10/25/2024(h)(j)	52,490
67,855,000	Series 2022-M4-X2 0.267%, 05/25/2030(h)(j)	736,644
	Federal National Mortgage Association-Aces
126,736,866	Series 2021-M17-X 0.158%, 07/25/2031(h)(j)	576,539
	First Horizon Alternative Mortgage Securities Trust
606,919	Series 2006-FA6-1A4 6.250%, 11/25/2036	285,881
211,518	Series 2007-FA4-1A7 6.000%, 08/25/2037	85,447
	First Horizon Mortgage Pass-Through Trust
104,611	Series 2006-1-1A10 6.000%, 05/25/2036	47,665
	Fontainebleau Miami Beach Trust
574,000	Series 2019-FBLU-H 4.095%, 12/10/2036(c)(h)	529,384
	GCAT Trust
39,748	Series 2019-RPL1-A1 2.650%, 10/25/2068(c)(h)	37,187
	Government National Mortgage Association
324,826	Series 2007-21-S 0.755%, 04/16/2037(g)(j) -1*1 mo. USD Term SOFR + 6.086%	11,263
109,846	Series 2008-69-SB 2.191%, 08/20/2038(g)(j) -1*1 mo. USD Term SOFR + 7.516%	6,841
123,160	Series 2009-104-SD 0.905%, 11/16/2039(g)(j) -1*1 mo. USD Term SOFR + 6.236%	7,275
12,343	Series 2010-98-IA 5.466%, 03/20/2039(h)(j)	633
188,891	Series 2011-45-GZ 4.500%, 03/20/2041	181,968
60,313	Series 2011-69-OC 0.000%, 05/20/2041(i)(m)	48,836
1,224,137	Series 2011-69-SC 0.000%, 05/20/2041(g)(j) -1*1 mo. USD Term SOFR + 5.266%	62,313
220,098	Series 2011-89-SA 0.011%, 06/20/2041(g)(j) -1*1 mo. USD Term SOFR + 5.336%	12,102
720,418	Series 2013-102-BS 0.711%, 03/20/2043(g)(j) -1*1 mo. USD Term SOFR + 6.036%	33,766
10,539,334	Series 2013-155-IB 0.179%, 09/16/2053(h)(j)	56,238

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Government National Mortgage Association (continued)
$1,585,456	Series 2014-145-CS 0.155%, 05/16/2044(g)(j) -1*1 mo. USD Term SOFR + 5.486%	$66,887
1,025,027	Series 2014-156-PS 0.811%, 10/20/2044(g)(j) -1*1 mo. USD Term SOFR + 6.136%	79,552
2,511,030	Series 2014-4-SA 0.655%, 01/16/2044(g)(j) -1*1 mo. USD Term SOFR + 5.986%	171,605
4,346,409	Series 2014-41-SA 0.661%, 03/20/2044(g)(j) -1*1 mo. USD Term SOFR + 5.986%	326,470
1,761,723	Series 2014-5-SA 0.111%, 01/20/2044(g)(j) -1*1 mo. USD Term SOFR + 5.436%	106,031
2,225,223	Series 2014-58-SG 0.155%, 04/16/2044(g)(j) -1*1 mo. USD Term SOFR + 5.486%	92,977
1,753,764	Series 2014-76-SA 0.161%, 01/20/2040(g)(j) -1*1 mo. USD Term SOFR + 5.486%	106,338
2,457,514	Series 2014-95-CS 0.805%, 06/16/2044(g)(j) -1*1 mo. USD Term SOFR + 6.136%	137,476
7,302,739	Series 2016-162-IO 0.675%, 09/16/2058(h)(j)	218,970
1,800,898	Series 2018-105-SH 0.811%, 08/20/2048(g)(j) -1*1 mo. USD Term SOFR + 6.136%	126,033
18,459,875	Series 2018-111-SA 0.000%, 08/20/2048(g)(j) -1*1 mo. USD Term SOFR + 4.436%	472,198
7,600,993	Series 2018-134-CS 0.761%, 10/20/2048(g)(j) -1*1 mo. USD Term SOFR + 6.086%	497,922
6,038,477	Series 2019-22-SA 0.161%, 02/20/2045(g)(j) -1*1 mo. USD Term SOFR + 5.486%	428,101
5,646,493	Series 2019-H10-BI 0.008%, 06/20/2069(h)(j)	160,251
6,236,513	Series 2020-112-BS 0.811%, 08/20/2050(g)(j) -1*1 mo. USD Term SOFR + 6.136%	513,876
10,676,233	Series 2020-115-SC 0.000%, 08/20/2050(g)(j) -1*1 mo. USD Term SOFR + 4.086%	264,730
5,547,158	Series 2020-142-SD 0.861%, 09/20/2050(g)(j) -1*1 mo. USD Term SOFR + 6.186%	638,465

Principal Amount^		Value
$6,378,441	Series 2020-146-SH 0.861%, 10/20/2050(g)(j) -1*1 mo. USD Term SOFR + 6.186%	$658,969
9,620,312	Series 2020-168-IA 0.978%, 12/16/2062(h)(j)	673,487
10,035,882	Series 2020-173-MI 2.500%, 11/20/2050(j)	1,309,829
5,126,466	Series 2020-188-LS 0.861%, 11/20/2050(g)(j) -1*1 mo. USD Term SOFR + 6.186%	550,623
4,788,399	Series 2020-47-SL 0.000%, 07/20/2044(g)(j) -1*1 mo. USD Term SOFR + 5.256%	243,466
10,148,312	Series 2020-H11-HI 0.159%, 06/20/2070(h)(j)	396,254
10,000,389	Series 2020-H18-AI 0.088%, 09/20/2070(h)(j)	431,046
7,039,531	Series 2020-H19-BI 0.015%, 11/20/2070(h)(j)	354,000
5,429,358	Series 2021-1-QS 0.861%, 01/20/2051(g)(j) -1*1 mo. USD Term SOFR + 6.186%	540,016
7,852,556	Series 2021-107-SA 0.000%, 06/20/2051(g)(j) -1*1 mo. USD Term SOFR + 3.636%	165,280
17,224,706	Series 2021-213-SN 0.000%, 12/20/2051(g)(j) -1*30 day USD SOFR Average + 3.200%	166,468
9,333,020	Series 2021-52-IO 0.719%, 04/16/2063(h)(j)	503,705
4,516,255	Series 2021-59-S 0.000%, 04/20/2051(g)(j) -1*30 day USD SOFR Average + 2.600%	20,085
9,303,157	Series 2021-77-IH 2.500%, 05/20/2051(j)	1,033,308
11,402,849	Series 2021-89-SA 0.000%, 05/20/2051(g)(j) -1*1 mo. USD Term SOFR + 3.636%	246,401
20,762,778	Series 2021-97-SA 0.000%, 06/20/2051(g)(j) -1*30 day USD SOFR Average + 2.600%	102,877
8,031,375	Series 2021-97-SB 0.000%, 06/20/2051(g)(j) -1*1 mo. USD Term SOFR + 3.636%	115,300
39,812,065	Series 2021-H08-QI 0.252%, 05/20/2071(h)(j)	851,385
14,312,903	Series 2021-H19-AI 1.096%, 11/20/2071(h)(j)	862,861
14,804,145	Series 2022-48-IO 0.705%, 01/16/2064(h)(j)	897,664
10,389,501	Series 2022-83-IO 2.500%, 11/20/2051(j)	1,363,986

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	GS Mortgage Securities Corp. Trust
$130,000	Series 2012-BWTR-A 2.954%, 11/05/2034(c)	$96,657
1,125,000	Series 2013-PEMB-C 3.668%, 03/05/2033(c)(h)	917,724
1,503,000	Series 2018-TWR-G 9.555%, 07/15/2031(c)(g) 1 mo. USD Term SOFR + 4.222%	130,197
600,000	Series 2021-ARDN-H 11.380%, 11/15/2026(c)(g) 1 mo. USD Term SOFR + 6.048%	552,174
	GS Mortgage Securities Trust
130,000	Series 2011-GC5-C 5.299%, 08/10/2044(c)(h)	92,952
1,010,000	Series 2011-GC5-D 5.299%, 08/10/2044(c)(h)	313,311
100,000	Series 2014-GC18-B 4.885%, 01/10/2047(h)	84,016
1,344,000	Series 2014-GC26-D 4.662%, 11/10/2047(c)(h)	903,856
5,673,000	Series 2021-GSA3-XF 1.534%, 12/15/2054(c)(h)(j)	446,187
	GSCG Trust
710,000	Series 2019-600C-H 4.118%, 09/06/2034(c)(h)	31,522
	GSR Mortgage Loan Trust
30,364	Series 2005-4F-6A1 6.500%, 02/25/2035	28,053
501,782	Series 2005-9F-2A1 6.000%, 01/25/2036	232,956
67,601	Series 2005-AR6-4A5 5.482%, 09/25/2035(h)	60,608
217,465	Series 2006-7F-3A4 6.250%, 08/25/2036	72,341
	HarborView Mortgage Loan Trust
164,549	Series 2004-11-2A2A 6.082%, 01/19/2035(g) 1 mo. USD Term SOFR + 0.754%	133,507
	Hilton USA Trust
500,000	Series 2016-SFP-A 2.828%, 11/05/2035(c)	397,578
	Imperial Fund Mortgage Trust
2,000,000	Series 2021-NQM3-B2 4.143%, 11/25/2056(c)(h)	1,188,693
	IndyMac INDX Mortgage Loan Trust
116,695	Series 2004-AR7-A5 6.654%, 09/25/2034(g) 1 mo. USD Term SOFR + 1.334%	91,260
186,595	Series 2005-AR11-A3 3.697%, 08/25/2035(h)	137,210
2,411,550	Series 2006-R1-A3 3.582%, 12/25/2035(h)	2,105,237
937,096	Series 2007-AR5-2A1 3.328%, 05/25/2037(h)	728,563

Principal Amount^		Value
	JP Morgan Chase Commercial Mortgage Securities Trust
$1,285,000	Series 2011-C3-E 5.710%, 02/15/2046(c)(h)	$507,284
297,939	Series 2012-LC9-C 3.910%, 12/15/2047(c)(h)	266,091
683,000	Series 2019-MFP-G 9.430%, 07/15/2036(c)(g) 1 mo. USD Term SOFR + 4.097%	644,149
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(c)(h)(j)	1,858
219,000	Series 2019-UES-C 4.343%, 05/05/2032(c)	209,442
224,000	Series 2019-UES-D 4.601%, 05/05/2032(c)(h)	212,640
261,000	Series 2019-UES-E 4.601%, 05/05/2032(c)(h)	246,097
274,000	Series 2019-UES-F 4.601%, 05/05/2032(c)(h)	257,152
299,000	Series 2019-UES-G 4.601%, 05/05/2032(c)(h)	279,088
	JP Morgan Mortgage Trust
174,746	Series 2004-S1-2A1 6.000%, 09/25/2034	166,665
1,306,967	Series 2005-ALT1-3A1 4.571%, 10/25/2035(h)	1,000,333
5,743	Series 2007-A1-4A2 5.768%, 07/25/2035(a)(h)	5,379
540,508	Series 2007-S3-1A97 6.000%, 08/25/2037	258,935
	JPMBB Commercial Mortgage Securities Trust
78,000	Series 2015-C27-D 3.940%, 02/15/2048(c)(h)	47,691
4,749,500	Series 2015-C27-XFG 1.440%, 02/15/2048(c)(h)(j)	69,348
	Legacy Mortgage Asset Trust
687,057	Series 2020-GS1-A1 5.882%, 10/25/2059(c)(f)	683,741
3,397,379	Series 2020-GS3-A2 7.000%, 05/25/2060(c)(f)	2,965,073
	Lehman Mortgage Trust
555,275	Series 2006-2-2A3 5.750%, 04/25/2036	526,492
804,932	Series 2007-1-1A2 5.750%, 02/25/2037	762,293
	Lehman XS Trust
73,832	Series 2006-2N-1A1 5.954%, 02/25/2046(g) 1 mo. USD Term SOFR + 0.634%	57,654
	LHOME Mortgage Trust
3,700,000	Series 2021-RTL1-M 5.458%, 02/25/2026(c)(h)	3,331,183
	Master Alternative Loan Trust
15,825	Series 2003-9-4A1 5.250%, 11/25/2033	14,965
12,057	Series 2004-5-1A1 5.500%, 06/25/2034	11,588
14,505	Series 2004-5-2A1 6.000%, 06/25/2034	14,112
62,944	Series 2004-8-2A1 6.000%, 09/25/2034	59,475

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Merrill Lynch Mortgage Investors Trust
$2,618	Series 2006-2-2A 5.007%, 05/25/2036(h)	$2,402
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(c)(h)	224,207
	Morgan Stanley Bank of America Merrill Lynch Trust
858,000	Series 2015-C21-C 4.264%, 03/15/2048(h)	660,981
	Morgan Stanley Bank of America Merrill Lynch Trust
560,000	Series 2013-C11-B 4.220%, 08/15/2046(h)	242,317
1,155,000	Series 2016-C31-D 3.000%, 11/15/2049(c)(h)	693,235
	Morgan Stanley Capital I Trust
159,082	Series 2011-C2-D 5.385%, 06/15/2044(c)(h)	145,353
540,000	Series 2011-C2-E 5.385%, 06/15/2044(c)(h)	385,383
613,000	Series 2018-H4-D 3.000%, 12/15/2051(c)	336,470
1,508,000	Series 2019-PLND-F 8.248%, 05/15/2036(c)(g) 1 mo. USD Term SOFR + 2.914%	852,231
	Morgan Stanley Mortgage Loan Trust
1,122,054	Series 2005-9AR-2A 4.980%, 12/25/2035(h)	1,022,135
2,203,074	Series 2006-11-2A2 6.000%, 08/25/2036	965,110
254,921	Series 2006-7-3A 5.216%, 06/25/2036(h)	161,416
223,112	Series 2007-13-6A1 6.000%, 10/25/2037	118,363
	New Residential Mortgage Loan Trust
2,250,000	Series 2021-NQ1R-M1 2.273%, 07/25/2055(c)(h)	1,633,882
	NewRez Warehouse Securitization Trust
1,906,667	Series 2021-1-F 10.684%, 05/25/2055(c)(g) 1 mo. USD Term SOFR + 5.364%	1,908,411
	Preston Ridge Partners Mortgage LLC
3,783,505	Series 2021-2-A1 2.115%, 03/25/2026(c)(h)	3,643,381
400,000	Series 2021-2-A2 3.770%, 03/25/2026(c)(h)	361,234
296,645	Series 2021-9-A1 2.363%, 10/25/2026(c)(f)	277,887
	Prime Mortgage Trust
740,488	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	624,726
	Residential Accredit Loans, Inc.
234,360	Series 2006-QS17-A5 6.000%, 12/25/2036	184,993

Principal Amount^		Value
	Residential Accredit Loans, Inc. Trust
$275,537	Series 2006-QS7-A3 6.000%, 06/25/2036	$208,498
327,114	Series 2007-QS1-2A10 6.000%, 01/25/2037	242,190
287,303	Series 2007-QS8-A8 6.000%, 06/25/2037	210,333
	Residential Asset Securitization Trust
194,506	Series 2006-A8-1A1 6.000%, 08/25/2036	118,694
226,692	Series 2007-A1-A8 6.000%, 03/25/2037	73,738
15,356,767	Series 2007-A9-A1 5.984%, 09/25/2037(g) 1 mo. USD Term SOFR + 0.664%	4,347,467
15,356,767	Series 2007-A9-A2 1.016%, 09/25/2037(g)(j) -1*1 mo. USD Term SOFR + 6.336%	1,448,349
	Residential Funding Mtg Sec I Trust
278,634	Series 2006-S4-A5 6.000%, 04/25/2036	214,498
	SMR Mortgage Trust
1,159,656	Series 2022-IND-G 12.832%, 02/15/2039(c)(g) 1 mo. USD Term SOFR + 7.500%	938,306
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 8.500%, 11/15/2027(a)(c)(g)	81,991
980,000	Series 2014-STAR-D 8.500%, 11/15/2027(a)(c)(g)	209,818
950,000	Series 2014-STAR-E 8.500%, 11/15/2027(a)(c)(g)	47,500
	Structured Adjustable Rate Mortgage Loan Trust
457,020	Series 2005-14-A1 5.744%, 07/25/2035(g) 1 mo. USD Term SOFR + 0.424%	278,182
212,682	Series 2005-15-1A1 4.619%, 07/25/2035(h)	114,673
449,453	Series 2008-1-A2 4.213%, 10/25/2037(h)	348,460
	Structured Asset Securities Corp.
5,258,270	Series 2007-4-1A3 0.816%, 03/28/2045(c)(g)(j) -1*1 mo. USD Term SOFR + 6.136%	239,913
	Toorak Mortgage Corp. Ltd.
480,648	Series 2021-1-A1 2.240%, 06/25/2024(c)(f)	468,530
	TTAN
515,475	Series 2021-MHC-G 9.648%, 03/15/2038(c)(g) 1 mo. USD Term SOFR + 4.314%	491,337
	UBS-Barclays Commercial Mortgage Trust
1,000,000	Series 2013-C5-C 3.865%, 03/10/2046(c)(h)	724,247

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Verus Securitization Trust
$2,000,000	Series 2021-7-B2 4.192%, 10/25/2066(c)(h)	$1,187,802
	Washington Mutual Mortgage Pass-Through Certificates Trust
358,417	Series 2006-5-1A5 6.000%, 07/25/2036	268,215
375,694	Series 2006-8-A6 4.160%, 10/25/2036(f)	133,371
2,071,122	Series 2007-5-A3 7.000%, 06/25/2037	1,617,889
	Wells Fargo Alternative Loan Trust
85,195	Series 2007-PA2-3A1 5.784%, 06/25/2037(g) 1 mo. USD Term SOFR + 0.464%	59,760
125,506	Series 2007-PA2-3A2 1.216%, 06/25/2037(g)(j) -1*1 mo. USD Term SOFR + 6.536%	5,805
	Wells Fargo Commercial Mortgage Trust
475,968	Series 2013-LC12-B 4.087%, 07/15/2046(h)	391,186
19,971,000	Series 2015-C28-XE 1.216%, 05/15/2048(c)(h)(j)	312,952
600,000	Series 2016-C34-C 5.229%, 06/15/2049(h)	467,805
135,000	Series 2016-C36-B 3.671%, 11/15/2059(h)	111,126
130,000	Series 2016-C36-C 4.256%, 11/15/2059(h)	89,379
6,406,000	Series 2017-C42-XE 1.300%, 12/15/2050(c)(h)(j)	272,022
	Wells Fargo Mortgage-Backed Securities Trust
44,469	Series 2006-AR19-A1 4.805%, 12/25/2036(h)	42,634
	WFRBS Commercial Mortgage Trust
214,000	Series 2011-C3-D 6.050%, 03/15/2044(c)(h)	61,193
395,000	Series 2011-C4-E 4.993%, 06/15/2044(c)(h)	277,732
1,020,000	Series 2012-C10-C 4.484%, 12/15/2045(h)	713,994
250,000	Series 2014-C24-B 4.204%, 11/15/2047(h)	215,041

TOTAL MORTGAGE-BACKED SECURITIES (Cost $169,933,501)		123,798,489

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 24.3%
REPURCHASE AGREEMENTS: 5.7%
$46,105,000	Fixed Income Clearing Corp. 1.600%, 9/29/2023, due 10/02/2023 [collateral: par value $41,277,000, U.S. Treasury Inflation Indexed Bonds, 0.125%, due 04/15/2026; par value $2,067,400, U.S. Treasury Note, 3.625%, due 05/15/2026; total collateral value $47,028,484] (proceeds $46,111,147)	$46,105,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,105,000)		46,105,000

TREASURY BILLS: 18.6%
	U.S. Treasury Bills
3,000,000	4.991%, 10/19/2023(b)(i)(n)	2,992,527
3,500,000	4.908%, 10/26/2023(b)(i)(n)	3,487,711
4,010,000	4.406%, 11/02/2023(b)(i)(n)	3,991,739
1,900,000	5.092%, 11/09/2023(b)(i)(n)	1,889,398
6,825,000	5.075%, 11/16/2023(b)(i)(n)	6,779,937
500,000	5.150%, 11/30/2023(b)(i)(n)	495,641
134,900,000	5.242%, 03/21/2024(i)(n)	131,495,349

TOTAL TREASURY BILLS (Cost $151,138,927)		151,132,302

TOTAL SHORT-TERM INVESTMENTS (Cost $197,243,927)		197,237,302

TOTAL PURCHASED OPTIONS (Cost $41,969): 0.0%		58,790

TOTAL INVESTMENTS (Cost: $904,291,345): 98.4%		799,556,287

Other Assets in Excess of Liabilities: 1.6%		13,073,024

NET ASSETS: 100.0%		$812,629,311

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Interbank Offered Rate
FEDL01	Federal Funds Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

(b)	Securities with an aggregate fair value of $47,098,512 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Perpetual Call.
(e)	Pay-in-kind security.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2023.
(g)	Floating Interest Rate at September 30, 2023.
(h)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2023.
(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	Interest Only security. Security with a notional or nominal principal amount.

(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(l)	Security is currently in default and/or non-income producing.
(m)	Principal Only security.
(n)	The rate shown represents yield-to-maturity.

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
ZAR	South African Rand

UNFUNDED LOAN COMMITMENTS — At September 30, 2023, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Lealand Finance Company BV, 0.500%, 06/28/2024	$381,588	$227,045	$(154,543)

The cost basis of investments for federal income tax purposes at September 30, 2023 was as follows*:

Cost of investments	$880,774,538

Gross unrealized appreciation	48,867,984
Gross unrealized depreciation	(148,405,902)

Net unrealized depreciation	$(99,537,918)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS AT September 30, 2023 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Maxlinear, Inc.	Morgan Stanley & Co.	$25.00	12/15/2023	196	$436,100	$28,616	$25,634	$2,982
Put
Globus Medical, Inc.	Morgan Stanley & Co.	52.50	10/20/2023	94	466,710	30,174	16,335	13,839

Total Purchased Options						$58,790	$41,969	$16,821

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES SOLD SHORT at September 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: (2.8)%
(4,800)	Amedisys, Inc.*	$(448,320)
(224,842)	Banc of California, Inc.	(2,783,544)
(6,827)	Broadcom, Inc.	(5,670,370)
(8,775)	Brookfield Asset Management Ltd. Class A	(292,558)
(8,572)	Cineplex, Inc.*	(59,969)
(56,033)	Exxon Mobil Corp.	(6,588,360)
(161,900)	First Horizon Corp.	(1,784,138)
(30,882)	HF Sinclair Corp.	(1,758,112)
(6,993)	iRobot Corp.*	(265,035)
(654)	J M Smucker Co. (The)	(80,383)
(76,246)	Kimco Realty Corp. REIT	(1,341,167)
(19,613)	MaxLinear, Inc.*	(436,389)
(13,818)	ONEOK, Inc.	(876,476)
(4,397)	Permian Resources Corp.	(61,382)
(1,000)	Rogers Corp.*	(131,470)

TOTAL COMMON STOCKS (Proceeds $23,507,493)		$(22,577,673)

TOTAL SECURITIES SOLD SHORT (Proceeds $23,507,493)		$(22,577,673)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2023 (Unaudited)

At September 30, 2023, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2023	Fund Delivering	U.S. $ Value at September 30, 2023	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/31/2023	USD	$1,802,516	EUR	$1,728,155	$74,361	$—
	12/5/2023	USD	326,835	EUR	318,354	8,481	—
Barclays Bank Plc	10/31/2023	USD	547,617	EUR	524,486	23,131	—
Goldman Sachs & Co.	11/20/2023	USD	350,462	EUR	339,351	11,111	—
JPMorgan Chase Bank N.A.	10/5/2023	EUR	578,993	USD	597,543	—	(18,550)
	10/5/2023	EUR	646,897	USD	671,031	—	(24,134)
	10/5/2023	EUR	2,507,969	USD	2,576,783	—	(68,814)
	10/5/2023	USD	553,638	EUR	530,212	23,426	—
	10/5/2023	USD	532,023	EUR	512,565	19,458	—
	10/5/2023	USD	249,989	EUR	239,384	10,605	—
	10/5/2023	USD	226,040	EUR	217,864	8,176	—
	10/5/2023	USD	486,250	EUR	478,999	7,251	—
	10/5/2023	USD	158,118	EUR	156,604	1,514	—
	10/5/2023	USD	18,206	EUR	17,496	710	—
	10/5/2023	USD	4,609	EUR	4,550	59	—
	12/7/2023	USD	216,815	EUR	214,986	1,829	—
Morgan Stanley & Co.	10/11/2023	COP	870,949	USD	877,817	—	(6,868)
	10/11/2023	USD	840,140	COP	870,949	—	(30,809)
	12/15/2023	EUR	1,304,409	USD	1,302,666	1,743	—
	12/15/2023	EUR	73,057	USD	74,238	—	(1,181)
	12/15/2023	GBP	62,690	USD	64,053	—	(1,363)
	12/15/2023	GBP	141,634	USD	143,907	—	(2,273)
	12/15/2023	SEK	22,942	USD	22,427	515	—
	12/15/2023	SEK	8,703	USD	8,503	200	—
	12/15/2023	USD	16,498	CAD	16,418	80	—
	12/15/2023	USD	10,801	CAD	10,798	3	—
	12/15/2023	USD	11,151	CAD	11,167	—	(16)
	12/15/2023	USD	52,771	CAD	52,879	—	(108)
	12/15/2023	USD	972,883	CAD	973,781	—	(898)
	12/15/2023	USD	4,179,331	DKK	4,124,453	54,878	—
	12/15/2023	USD	7,538,533	EUR	7,441,308	97,225	—
	12/15/2023	USD	5,658,422	GBP	5,543,265	115,157	—
	12/15/2023	USD	1,946,853	NOK	1,950,662	—	(3,809)
	12/15/2023	USD	17,337	SEK	17,407	—	(70)
	12/15/2023	USD	12,336	SEK	12,654	—	(318)
	12/15/2023	USD	18,535	SEK	18,991	—	(456)
	12/15/2023	USD	850,216	SEK	866,228	—	(16,012)

			$33,817,168		$33,532,934	$459,913	$(175,679)

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at September 30, 2023 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
3 Months SOFR Futures	10	$2,396,378	$2,392,375	3/17/2025	$(4,003)
CAD FX Currency Futures	6	444,630	443,010	12/19/2023	(1,620)
Euro FX Currency Futures	216	28,821,492	28,653,750	12/18/2023	(167,742)
GBP FX Currency Futures	7	542,668	534,187	12/18/2023	(8,481)
Japanese Yen Currency Futures	7	602,190	593,031	12/18/2023	(9,159)
MSCI EAFE Index Futures	157	16,436,609	16,025,775	12/15/2023	(410,834)
Nasdaq 100 E-mini Futures	10	3,094,520	2,973,300	12/15/2023	(121,220)
Russell 2000 E-mini Futures	21	1,969,855	1,888,530	12/15/2023	(81,325)
S&P 500 E-Mini Index Futures	21	4,756,911	4,541,775	12/15/2023	(215,136)
S&P Mid Cap 400 E-mini Futures	9	2,344,056	2,268,360	12/15/2023	(75,696)
U.S. Treasury 10-Year Note Futures	10	1,101,847	1,080,625	12/19/2023	(21,222)
U.S. Treasury 10-Year Ultra Note Futures	62	7,107,378	6,916,875	12/19/2023	(190,503)
U.S. Treasury 2-Year Note Futures	778	158,081,999	157,709,110	12/29/2023	(372,889)
U.S. Treasury 5-Year Note Futures	345	36,674,318	36,348,984	12/29/2023	(325,334)
U.S. Treasury Long Bond Futures	157	18,760,655	17,863,656	12/19/2023	(896,999)
WTI Crude Futures (a)	201	17,728,547	17,848,800	12/20/2023	120,253

Total Long					$(2,781,910)

Futures Contracts - Short
Gold 100 Oz Futures (a)	(89)	$(17,329,377)	$(16,608,290)	12/27/2023	$721,087
Japanese Yen Currency Futures	(631)	(54,270,368)	(53,457,531)	12/18/2023	812,837
MSCI Emerging Market Index	(82)	(3,992,603)	(3,917,550)	12/15/2023	75,053
U.S. Dollar Index futures	(26)	(2,730,963)	(2,751,190)	12/18/2023	(20,227)
U.S. Treasury 10-Year Note Futures	(525)	(57,981,510)	(56,732,811)	12/19/2023	1,248,699
U.S. Treasury 10-Year Ultra Note Futures	(459)	(52,662,219)	(51,207,188)	12/19/2023	1,455,031
U.S. Treasury 2-Year Note Futures	(569)	(115,872,230)	(115,342,524)	12/29/2023	529,706
U.S. Treasury 5-Year Note Futures	(282)	(29,912,021)	(29,711,344)	12/29/2023	200,677
U.S. Treasury Long Bond Futures	(179)	(21,278,272)	(20,366,844)	12/19/2023	911,428
U.S. Treasury Ultra-Long Bond Futures	(201)	(25,371,846)	(23,856,187)	12/19/2023	1,515,659

Total Short					$7,449,950

Total Futures Contracts					$4,668,040

(a)	Contract held by the iMGP Alternative Strategies Subsidiary.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2023 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
ADT Security Corp. (The) 4.125%, 06/15/2023	12/20/2028	(5.000%	)	2.045%	$	(4,000,000)	Quarterly	$(508,864)	$(502,276)	$(6,588)
AES Corp. (The) 1.375%, 01/15/2026	12/20/2028	(5.000%	)	1.603%		(4,000,000)	Quarterly	(595,710)	(596,734)	1,024
Alstom S.A. 0.250%, 10/14/2026	12/20/2028	(1.000%	)	1.462%	EUR	(3,500,000)	Quarterly	78,287	57,072	21,215
American Axle & Manufacturing, Inc. 6.250%, 03/15/2026	12/20/2028	(5.000%	)	5.396%	$	(4,500,000)	Quarterly	67,399	58,252	9,147
American Express Co. 4.050%, 05/03/2029	12/20/2028	(1.000%	)	0.523%		(4,500,000)	Quarterly	(98,339)	(99,587)	1,248
Amkor Technology, Inc. 6.625%, 09/15/2027	12/20/2028	(5.000%	)	1.801%		(3,750,000)	Quarterly	(521,636)	(556,806)	35,170
Anglo American Capital PLC 1.625%, 03/11/2026	12/20/2028	(5.000%	)	1.717%	EUR	(3,750,000)	Quarterly	(587,144)	(586,869)	(275)
ArcelorMittal S.A. 1.750%, 11/19/2025	12/20/2028	(5.000%	)	2.053%		(600,000)	Quarterly	(83,132)	(80,369)	(2,763)
AT&T, Inc. 3.800%, 02/15/2027	12/20/2028	(1.000%	)	1.097%	$	(4,500,000)	Quarterly	19,652	17,330	2,322
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.750%, 04/01/2028	12/20/2028	(5.000%	)	4.408%		(4,250,000)	Quarterly	(98,285)	(156,642)	58,357
Bank of America Corp. 3.500%, 04/19/2026	12/20/2028	(1.000%	)	0.968%		(3,900,000)	Quarterly	(5,533)	(23,278)	17,745
Barclays PLC 1.375%, 01/24/2026	12/20/2028	(1.000%	)	1.195%	EUR	(4,300,000)	Quarterly	41,016	47,890	(6,874)
Bath & Body Works, Inc. 5.250%, 02/01/2028	12/20/2028	(1.000%	)	3.406%	$	(4,800,000)	Quarterly	470,749	408,000	62,749
Baxter International, Inc. 2.600%, 08/15/2026	12/20/2028	(1.000%	)	0.824%		(10,100,000)	Quarterly	(94,648)	(22,168)	(72,480)
Best Buy Co., Inc. 4.450%, 10/01/2028	12/20/2028	(5.000%	)	0.914%		(3,200,000)	Quarterly	(589,796)	(597,656)	7,860

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2023 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Bombardier, Inc. 7.450%, 05/01/2034	12/20/2028	(5.000%	)	4.446%	$	(4,250,000)	Quarterly	$(91,896)	$(137,307)	$45,411
Bouygues S.A. 1.375%, 06/07/2027	12/20/2028	(1.000%	)	0.486%	EUR	(4,200,000)	Quarterly	(108,440)	(102,085)	(6,355)
British Telecommunications PLC 5.750%, 12/07/2028	12/20/2028	(1.000%	)	1.021%		(4,300,000)	Quarterly	4,608	9,087	(4,479)
Cardinal Health, Inc. 3.410%, 06/15/2027	12/20/2028	(1.000%	)	0.555%	$	(4,400,000)	Quarterly	(89,725)	(90,926)	1,201
Carlsberg Breweries AS 2.500%, 05/28/2024	12/20/2028	(1.000%	)	0.407%	EUR	(4,200,000)	Quarterly	(125,599)	(133,242)	7,643
CDX North America High Yield Index Series 40 5.000%, 06/20/2028	6/20/2028	(5.000%	)	4.594%	$	(14,000,000)	Quarterly	(242,242)	(42,000)	(200,242)
CDX North America High Yield Index Series 41 5.000%, 12/20/2028	12/20/2028	(5.000%	)	4.803%		(5,635,000)	Quarterly	(65,084)	(65,084)	—
Citigroup, Inc. 3.400%, 05/01/2026	12/20/2028	(1.000%	)	0.859%		(4,500,000)	Quarterly	(28,694)	(43,408)	14,714
Cleveland-Cliffs, Inc. 5.875%, 06/01/2027	12/20/2028	(5.000%	)	3.144%		(4,200,000)	Quarterly	(320,852)	(292,441)	(28,411)
CNH Industrial N.V. 3.850%, 11/15/2027	12/20/2028	(5.000%	)	1.342%	EUR	(3,300,000)	Quarterly	(584,894)	(609,442)	24,548
CVS Health Corp. 2.625%, 08/15/2024	12/20/2028	(1.000%	)	0.646%		$(4,550,000)	Quarterly	(73,447)	(70,329)	(3,118)
Delta Air Lines, Inc. 7.375%, 01/15/2026	12/20/2028	(5.000%	)	2.300%		(3,000,000)	Quarterly	(345,070)	(331,358)	(13,712)
Deutsche Lufthansa AG 0.250%, 09/06/2024	12/20/2028	(1.000%	)	2.328%	EUR	(2,850,000)	Quarterly	176,420	187,356	(10,936)
Electrolux AB 2.500%, 05/18/2030	12/20/2028	(1.000%	)	1.442%		(4,500,000)	Quarterly	96,235	92,920	3,315
Engie S.A. 1.500%, 03/27/2028	12/20/2028	(1.000%	)	0.536%		(3,450,000)	Quarterly	(80,110)	(77,076)	(3,034)
Exelon Corp. 3.400%, 04/15/2026	12/20/2028	(1.000%	)	0.422%	$	(4,100,000)	Quarterly	(109,187)	(109,692)	505
Expedia Group, Inc. 6.250%, 05/01/2025	12/20/2028	(1.000%	)	1.214%		(4,500,000)	Quarterly	42,968	38,567	4,401
FirstEnergy Corp. 7.375%, 11/15/2031	12/20/2028	(1.000%	)	0.819%		(4,500,000)	Quarterly	(36,879)	(39,053)	2,174
Ford Motor Co. 4.346%, 12/08/2026	12/20/2028	(5.000%	)	2.542%		(4,100,000)	Quarterly	(424,964)	(414,830)	(10,134)
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/2026	12/20/2028	(5.000%	)	3.790%		(4,250,000)	Quarterly	(206,055)	(252,208)	46,153
Hapag-Lloyd AG 2.500%, 04/15/2028	12/20/2028	(5.000%	)	2.481%	EUR	(1,900,000)	Quarterly	(221,069)	(226,316)	5,247
HP, Inc. 3.000%, 06/17/2027	12/20/2028	(1.000%	)	1.077%	$	(3,750,000)	Quarterly	13,061	10,133	2,928
ING Groep N.V. 4.422%, 09/20/2023	12/20/2028	(1.000%	)	0.721%	EUR	(4,250,000)	Quarterly	(58,878)	(63,448)	4,570
International Game Technology PLC 3.500%, 07/15/2024	12/20/2028	(5.000%	)	1.869%		(1,900,000)	Quarterly	(281,842)	(301,570)	19,728
International Paper Co. 5.000%, 09/15/2035	12/20/2028	(1.000%	)	0.669%		$(4,500,000)	Quarterly	(67,893)	(68,469)	576

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2023 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Intrum AB 3.125%, 07/15/2024	12/20/2028	(5.000%	)	11.441%	EUR	(2,850,000)	Quarterly	$601,730	$575,693	$26,037
Koninklijke Philips N.V. 0.500%, 05/22/2026	12/20/2028	(1.000%	)	0.604%		(4,200,000)	Quarterly	(83,150)	(79,027)	(4,123)
Kroger Co. (The) 4.500%, 01/15/2029	12/20/2028	(1.000%	)	0.708%	$	(4,600,000)	Quarterly	(61,039)	(62,545)	1,506
LANXESS AG 1.000%, 10/07/2026	12/20/2028	(1.000%	)	2.221%	EUR	(2,200,000)	Quarterly	125,684	127,710	(2,026)
Macy’s Retail Holdings LLC 4.500%, 12/15/2034	12/20/2028	(1.000%	)	4.944%	$	(5,200,000)	Quarterly	786,419	777,400	9,019
McKesson Corp. 7.650%, 03/01/2027	12/20/2028	(1.000%	)	0.453%		(4,400,000)	Quarterly	(110,607)	(113,253)	2,646
MGM Resorts International 5.750%, 06/15/2025	12/20/2028	(5.000%	)	2.810%		(4,150,000)	Quarterly	(379,134)	(424,054)	44,920
Newell Brands, Inc. 5.200%, 04/01/2026	12/20/2028	(1.000%	)	4.465%		(5,100,000)	Quarterly	690,466	623,322	67,144
Nordstrom, Inc. 6.950%, 03/15/2028	12/20/2028	(1.000%	)	6.188%		(1,850,000)	Quarterly	350,674	360,750	(10,076)
Olin Corp. 5.125%, 09/15/2027	12/20/2028	(1.000%	)	1.883%		(4,700,000)	Quarterly	180,034	186,027	(5,993)
Omnicom Group, Inc. / Omnicom Capital, Inc. 3.650%, 11/01/2024	12/20/2028	(1.000%	)	0.507%		(4,500,000)	Quarterly	(101,838)	(101,876)	38
Ovintiv, Inc. 8.125%, 09/15/2030	12/20/2028	(1.000%	)	1.175%		(4,450,000)	Quarterly	34,850	28,661	6,189
Premier Foods Finance PLC 3.500%, 10/15/2026	12/20/2028	(5.000%	)	2.615%	EUR	(1,600,000)	Quarterly	(175,280)	(186,328)	11,048
Prudential Funding Asia PLC 5.875%, 05/11/2029	12/20/2028	(1.000%	)	0.735%		(4,200,000)	Quarterly	(55,194)	(55,654)	460
Rexel S.A. 2.125%, 12/15/2028	12/20/2028	(5.000%	)	1.798%		(3,600,000)	Quarterly	(547,865)	(576,762)	28,897
Sirius XM Radio, Inc. 5.500%, 07/01/2029	12/20/2028	(5.000%	)	2.777%	$	(2,850,000)	Quarterly	(264,628)	(280,493)	15,865
Southwest Airlines Co. 5.125%, 06/15/2027	12/20/2028	(1.000%	)	1.182%		(4,500,000)	Quarterly	36,640	24,025	12,615
Standard Chartered PLC 4.050%, 04/12/2026	12/20/2028	(1.000%	)	0.860%	EUR	(3,700,000)	Quarterly	(25,544)	(28,381)	2,837
Stora Enso Oyj 2.500%, 06/07/2027	12/20/2028	(5.000%	)	0.953%		(3,600,000)	Quarterly	(717,717)	(727,633)	9,916
Sudzucker International Finance B.V. 1.250%, 11/29/2023	12/20/2028	(1.000%	)	0.902%		(4,250,000)	Quarterly	(20,373)	(18,921)	(1,452)
Telefonaktiebolaget LM Ericsson 1.875%, 03/01/2024	12/20/2028	(1.000%	)	1.585%		(4,350,000)	Quarterly	122,385	125,747	(3,362)
Telenor ASA 2.625%, 12/06/2024	12/20/2028	(1.000%	)	0.373%		(3,850,000)	Quarterly	(121,745)	(120,299)	(1,446)
Telia Co. AB 3.000%, 09/07/2027	12/20/2028	(1.000%	)	0.506%		(4,250,000)	Quarterly	(105,287)	(106,291)	1,004
thyssenkrupp AG 2.500%, 02/25/2025	12/20/2028	(1.000%	)	1.418%		(4,400,000)	Quarterly	89,136	214,832	(125,696)
United Airlines Holdings, Inc. 5.000%, 02/01/2024	12/20/2028	(5.000%	)	5.580%	$	(1,500,000)	Quarterly	32,587	33,743	(1,156)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2023 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
United Rentals North America, Inc. 3.875%, 02/15/2031	12/20/2028	(5.000%	)	1.610%	$	(3,850,000)	Quarterly	$(571,969)	$(584,800)	$12,831
Universal Health Services, Inc. 2.650%, 01/15/2032	12/20/2028	(1.000%	)	1.209%		(4,650,000)	Quarterly	43,395	49,844	(6,449)
Valeo SE 3.250%, 01/22/2024	12/20/2028	(1.000%	)	2.860%	EUR	(1,600,000)	Quarterly	135,645	126,220	9,425
Valero Energy Corp. 8.750%, 06/15/2030	12/20/2028	(1.000%	)	0.717%	$	(4,500,000)	Quarterly	(57,958)	(59,649)	1,691
Vodafone Group PLC 1.875%, 09/11/2025	12/20/2028	(1.000%	)	0.781%	EUR	(4,200,000)	Quarterly	(45,535)	(33,137)	(12,398)
Wendel SE 1.375%, 04/26/2026	12/20/2028	(5.000%	)	1.062%		(3,500,000)	Quarterly	(675,800)	(666,121)	(9,679)
WPP Finance S.A. 2.250%, 09/22/2026	12/20/2028	(1.000%	)	0.876%		(4,250,000)	Quarterly	(25,897)	(17,627)	(8,270)

Total Buy Protection								$(6,652,427)	$(6,754,939)	$102,512

Sell Protection
Accor S.A. 3.000%, 02/04/2026	12/20/2028	1.000%		1.093%	EUR	4,200,000	Quarterly	$(19,344)	$(11,495)	$(7,849)
Airbus SE 2.375%, 04/02/2024	12/20/2028	1.000%		0.789%		4,250,000	Quarterly	44,423	62,675	(18,252)
American Axle & Manufacturing, Inc. 6.250%, 03/15/2026	12/20/2028	5.000%		5.396%	$	4,500,000	Quarterly	(67,399)	(67,847)	448
Apache Corp. 4.375%, 10/15/2028	12/20/2028	1.000%		1.299%		3,750,000	Quarterly	(49,912)	(51,784)	1,872
ArcelorMittal S.A. 1.750%, 11/19/2025	12/20/2028	5.000%		2.053%	EUR	3,850,000	Quarterly	533,428	567,598	(34,170)
Assicurazioni Generali SpA 5.125%, 09/16/2024	12/20/2028	1.000%		0.913%		4,250,000	Quarterly	18,207	32,338	(14,131)
Avnet, Inc. 3.000%, 05/15/2031	12/20/2028	1.000%		1.246%	$	4,700,000	Quarterly	(51,531)	(45,555)	(5,976)
Banco Santander S.A. 5.780%, 02/17/2028	12/20/2028	1.000%		1.033%	EUR	3,200,000	Quarterly	57,752	4,002	53,750
Bath & Body Works, Inc. 5.250%, 02/01/2028	12/20/2028	1.000%		3.406%	$	1,950,000	Quarterly	(191,242)	(170,625)	(20,617)
Baxter International, Inc. 2.600%, 08/15/2026	6/20/2028	1.000%		0.748%		5,700,000	Quarterly	59,654	63,861	(4,207)
Block Financial LLC 2.500%, 07/15/2028	12/20/2028	5.000%		0.792%		3,650,000	Quarterly	696,527	696,562	(35)
BP Capital Markets PLC 1.876%, 04/07/2024	12/20/2028	1.000%		0.738%	EUR	4,200,000	Quarterly	54,500	53,274	1,226
Carnival Corp. 6.650%, 01/15/2028	12/20/2028	1.000%		6.355%	$	5,150,000	Quarterly	(1,000,975)	(846,531)	(154,444)
CCO Holdings LLC / CCO Holdings Capital Corp. 5.000%, 02/01/2028	12/20/2028	5.000%		2.705%		4,150,000	Quarterly	399,002	427,163	(28,161)
Cellnex Telecom S.A. 2.875%, 04/18/2025	12/20/2028	5.000%		1.728%	EUR	1,800,000	Quarterly	280,677	267,729	12,948
Centrica PLC 4.375%, 03/13/2029	12/20/2028	1.000%		0.747%		4,200,000	Quarterly	52,612	45,394	7,218
Clariant AG 1.125%, 04/15/2026	12/20/2028	1.000%		1.298%		2,250,000	Quarterly	(32,650)	(28,612)	(4,038)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2023 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Dell, Inc. 7.100%, 04/15/2028	12/20/2028	1.000%	0.983%	$	4,500,000	Quarterly	$3,302	$2,457	$845
Deutsche Bank AG 4.000%, 06/24/2032	12/20/2028	1.000%	1.803%	EUR	4,400,000	Quarterly	(416,507)	(157,701)	(258,806)
DR Horton, Inc. 1.400%, 10/15/2027	12/20/2028	1.000%	0.742%	$	1,900,000	Quarterly	22,262	27,369	(5,107)
Enbridge, Inc. 3.500%, 06/10/2024	12/20/2028	1.000%	0.970%		4,700,000	Quarterly	6,257	17,173	(10,916)
Enel SpA 5.250%, 05/20/2024	12/20/2028	1.000%	0.930%	EUR	4,300,000	Quarterly	14,658	18,216	(3,558)
Freeport-McMoRan, Inc. 5.000%, 09/01/2027	12/20/2028	1.000%	1.546%	$	4,700,000	Quarterly	(112,787)	(97,658)	(15,129)
Gap, Inc. (The) 3.625%, 10/01/2029	12/20/2028	1.000%	5.008%		2,250,000	Quarterly	(344,946)	(331,875)	(13,071)
General Electric Co. 6.750%, 03/15/2032	12/20/2028	1.000%	0.653%		4,700,000	Quarterly	74,393	68,911	5,482
Genworth Holdings, Inc. 6.500%, 06/15/2034	12/20/2028	5.000%	1.999%		1,900,000	Quarterly	245,939	253,354	(7,415)
Glencore Finance Europe Ltd. 1.750%, 03/17/2025	12/20/2028	5.000%	1.714%	EUR	1,300,000	Quarterly	203,731	206,669	(2,938)
Goldman Sachs Group, Inc. (The) 7.377%, 10/28/2027	12/20/2028	1.000%	0.947%	$	4,600,000	Quarterly	11,002	25,139	(14,137)
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/2026	12/20/2028	5.000%	3.790%		4,250,000	Quarterly	206,055	204,749	1,306
HCA, Inc. 5.875%, 02/15/2026	12/20/2028	5.000%	1.046%		3,850,000	Quarterly	683,050	705,977	(22,927)
Heidelberg Materials AG 2.250%, 06/03/2024	12/20/2028	5.000%	1.366%	EUR	3,700,000	Quarterly	650,890	663,559	(12,669)
Hess Corp. 3.500%, 07/15/2024	12/20/2028	1.000%	0.959%	$	4,600,000	Quarterly	8,528	9,955	(1,427)
Holcim AG 1.000%, 12/11/2024	12/20/2028	1.000%	1.169%	EUR	4,300,000	Quarterly	(35,775)	(36,152)	377
Howmet Aerospace, Inc. 5.125%, 10/01/2024	12/20/2028	1.000%	1.045%	$	4,500,000	Quarterly	(9,166)	(5,110)	(4,056)
KB Home 6.875%, 06/15/2027	12/20/2028	5.000%	2.160%		3,850,000	Quarterly	468,421	527,393	(58,972)
Koninklijke KPN N.V. 5.625%, 09/30/2024	12/20/2028	1.000%	0.610%	EUR	4,200,000	Quarterly	81,816	77,389	4,427
Lennar Corp. 4.875%, 12/15/2023	12/20/2028	5.000%	1.104%	$	3,750,000	Quarterly	653,969	664,496	(10,527)
Lincoln National Corp. 3.350%, 03/09/2025	12/20/2028	1.000%	2.398%		4,800,000	Quarterly	(284,863)	(275,599)	(9,264)
Marks & Spencer PLC 4.250%, 12/08/2023	12/20/2028	1.000%	1.562%	EUR	4,400,000	Quarterly	(119,171)	(139,255)	20,084
MDC Holdings, Inc. 3.850%, 01/15/2030	12/20/2028	1.000%	1.648%	$	4,700,000	Quarterly	(133,375)	(113,021)	(20,354)
Mediobanca Banca di Credito Finanziario SpA 0.750%, 02/17/2020	12/20/2028	1.000%	1.005%	EUR	4,250,000	Quarterly	(1,165)	4,251	(5,416)
MetLife, Inc. 3.600%, 11/13/2025	12/20/2028	1.000%	0.922%	$	4,600,000	Quarterly	16,141	23,537	(7,396)
MGIC Investment Corp. 5.250%, 08/15/2028	12/20/2028	5.000%	1.605%		3,900,000	Quarterly	580,373	622,346	(41,973)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2023 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Motorola Solutions, Inc. 7.500%, 05/15/2025	12/20/2028	1.000%	0.503%	$	4,500,000	Quarterly	$102,561	$114,149	$(11,588)
Nabors Industries, Inc. 5.750%, 02/01/2025	12/20/2028	1.000%	5.213%		4,200,000	Quarterly	(671,309)	(635,250)	(36,059)
Navient Corp. 5.500%, 03/15/2029	12/20/2028	5.000%	4.112%		4,300,000	Quarterly	151,151	210,912	(59,761)
Netflix, Inc. 4.875%, 06/15/2030	12/20/2028	5.000%	0.760%		3,750,000	Quarterly	721,960	716,493	5,467
Next Group PLC 3.625%, 05/18/2028	12/20/2028	1.000%	1.131%	EUR	4,300,000	Quarterly	(27,871)	(33,373)	5,502
NRG Energy, Inc. 5.750%, 01/15/2028	12/20/2028	5.000%	3.044%	$	4,250,000	Quarterly	343,527	313,779	29,748
Occidental Petroleum Corp. 5.550%, 03/15/2026	12/20/2028	1.000%	0.982%		4,750,000	Quarterly	3,797	15,171	(11,374)
Prudential Financial, Inc. 3.878%, 03/27/2028	12/20/2028	1.000%	0.921%		3,700,000	Quarterly	13,168	18,176	(5,008)
PulteGroup, Inc. 7.875%, 06/15/2032	12/20/2028	5.000%	1.062%		3,900,000	Quarterly	688,642	710,081	(21,439)
Radian Group, Inc. 4.500%, 10/01/2024	12/20/2028	5.000%	1.632%		4,000,000	Quarterly	589,994	623,655	(33,661)
Realogy Group LLC / Realogy Co-Issuer Corp. 5.250%, 04/15/2030	12/20/2028	5.000%	9.916%		5,100,000	Quarterly	(797,251)	(752,250)	(45,001)
Rolls-Royce PLC 0.875%, 05/09/2024	12/20/2028	1.000%	2.098%	EUR	4,400,000	Quarterly	(227,349)	(180,819)	(46,530)
Royal Caribbean Cruises Ltd. 3.700%, 03/15/2028	12/20/2028	5.000%	3.258%	$	4,250,000	Quarterly	303,247	363,442	(60,195)
Ryder System, Inc. 3.875%, 12/01/2023	12/20/2028	1.000%	1.059%		4,600,000	Quarterly	(12,153)	(10,478)	(1,675)
Sherwin-Williams Co. (The) 7.375%, 02/01/2027	12/20/2028	1.000%	0.716%		4,600,000	Quarterly	59,355	60,361	(1,006)
Societe Generale S.A. 3.857%, 03/24/2027	12/20/2028	1.000%	1.047%	EUR	3,550,000	Quarterly	59,945	11,563	48,382
Stellantis N.V. 2.000%, 03/20/2025	12/20/2028	5.000%	1.529%		3,750,000	Quarterly	625,640	618,188	7,452
Swiss Reinsurance Co. Ltd. 0.750%, 01/21/2027	12/20/2028	1.000%	0.640%		3,250,000	Quarterly	58,421	59,896	(1,475)
Teck Resources Ltd. 6.125%, 10/01/2035	12/20/2028	5.000%	1.655%	$	4,000,000	Quarterly	585,329	609,397	(24,068)
Telecom Italia SpA 3.625%, 01/19/2024	12/20/2028	1.000%	2.975%	EUR	4,600,000	Quarterly	(412,040)	(448,852)	36,812
Telefonica Emisiones S.A. 1.528%, 01/17/2025	12/20/2028	1.000%	0.912%		4,500,000	Quarterly	19,267	15,927	3,340
Tesla, Inc. 2.000%, 05/15/2024	12/20/2028	1.000%	1.427%	$	4,800,000	Quarterly	(90,543)	(86,944)	(3,599)
Toll Brothers Finance Corp. 4.350%, 02/15/2028	12/20/2028	1.000%	1.335%		4,600,000	Quarterly	(68,391)	(56,858)	(11,533)
Transocean, Inc. 8.000%, 02/01/2027	12/20/2028	1.000%	4.836%		5,300,000	Quarterly	(782,765)	(765,187)	(17,578)
UniCredit SpA 2.125%, 10/24/2026	12/20/2028	1.000%	1.010%	EUR	4,250,000	Quarterly	(2,188)	(531)	(1,657)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2023 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Volkswagen International Finance N.V. 5.349%, 11/16/2024	12/20/2028	1.000%	1.438%	EUR	4,300,000	Quarterly	$(91,239)	$(73,896)	$(17,343)
Xerox Corp. 3.800%, 05/15/2024	12/20/2028	1.000%	3.738%	$	4,400,000	Quarterly	(484,442)	(408,557)	(75,885)
Yum! Brands, Inc. 3.625%, 03/15/2031	12/20/2028	1.000%	0.957%		4,500,000	Quarterly	8,570	21,556	(12,986)
Zurich Insurance Co. Ltd. 0.500%, 12/18/2024	12/20/2028	1.000%	0.640%	EUR	3,300,000	Quarterly	59,173	60,818	(1,645)

Total Sell Protection							$3,982,967	$5,055,285	$(1,072,318)

Total							$(2,669,460)	$(1,699,654)	$(969,806)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 40 and CDX North America HIgh Yield Index Series 41.

(4)	Notional amounts are denominated in currency where indicated and the lines below until currency changes.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Apreciation
Banc of California, Inc.	9/8/2024	Goldman Sachs & Co.	Receives	FEDL01 - 0.400%	$	1,146,042	Monthly	$—	$—	$—
iBoxx USD Liquid High Yield Index USD	12/20/2023	JPMorgan Chase Bank N.A.	Receives	SOFR		40,000,000	Quarterly	440,508	—	440,508

Total								$440,508	$—	$440,508

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS AT September 30, 2023 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Abbott Laboratories	Morgan Stanley & Co.	$110.00	10/20/2023	(3)	$(29,055)	$(21)	$(485)	$464
Abbvie, Inc.	Morgan Stanley & Co.	155.00	10/20/2023	(4)	(59,624)	(200)	(479)	279
Accenture Plc	Morgan Stanley & Co.	325.00	10/20/2023	(1)	(30,711)	(85)	(617)	532
Apple, Inc.	Morgan Stanley & Co.	195.00	10/20/2023	(1)	(17,121)	(3)	(272)	269
Bristol-myers Squibb Co.	Morgan Stanley & Co.	65.00	10/20/2023	(5)	(29,020)	(10)	(214)	204
Cisco Systems, Inc.	Morgan Stanley & Co.	57.50	10/20/2023	(2)	(10,752)	(4)	(133)	129
Comcast Corp.	Morgan Stanley & Co.	47.50	10/20/2023	(13)	(57,642)	(143)	(828)	685
Duke Energy Corp.	Morgan Stanley & Co.	95.00	10/20/2023	(1)	(8,826)	(12)	(95)	83
Fastenal Co.	Morgan Stanley & Co.	60.00	10/20/2023	(2)	(10,928)	(20)	(187)	167
Globus Medical, Inc.	Morgan Stanley & Co.	65.00	10/20/2023	(94)	(466,710)	(9,165)	(1,954)	(7,211)
Home Depot, Inc.	Morgan Stanley & Co.	340.00	10/20/2023	(1)	(30,216)	(5)	(410)	405
Jpmorgan Chase & Co.	Morgan Stanley & Co.	155.00	10/20/2023	(1)	(14,502)	(40)	(205)	165
Microchip Technology, Inc.	Morgan Stanley & Co.	90.00	10/20/2023	(5)	(39,025)	(35)	(514)	479
Microsoft Corp.	Morgan Stanley & Co.	350.00	10/20/2023	(1)	(31,575)	(19)	(442)	423
Morgan Stanley	Morgan Stanley & Co.	90.00	10/20/2023	(3)	(24,501)	(57)	(338)	281
Packaging Corp. Of America	Morgan Stanley & Co.	155.00	10/20/2023	(1)	(15,355)	(230)	(109)	(121)
Pioneer Natural Resources Co.	Morgan Stanley & Co.	255.00	10/20/2023	(1)	(22,955)	(30)	(317)	287
Procter & Gamble Co.	Morgan Stanley & Co.	160.00	10/20/2023	(2)	(29,172)	(20)	(235)	215
Starbucks Corp.	Morgan Stanley & Co.	105.00	10/20/2023	(4)	(36,508)	(8)	(363)	355
Union Pacific Corp.	Morgan Stanley & Co.	235.00	10/20/2023	(1)	(20,363)	(10)	(242)	232
United Parcel Service, Inc.	Morgan Stanley & Co.	180.00	10/20/2023	(2)	(31,174)	(4)	(311)	307
Walmart, Inc.	Morgan Stanley & Co.	160.00	10/20/2023	(1)	(15,993)	(261)	(266)	5
Williams Cos., Inc.	Morgan Stanley & Co.	36.00	10/20/2023	(6)	(20,214)	(45)	(298)	253

Total Written Options						$(10,427)	$(9,314)	$(1,113)

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 0.0%
Consumer Staples: 0.0%
648	Moran Foods LLC*	$219

TOTAL COMMON STOCKS (Cost $0)		219

PREFERRED STOCKS: 1.7%
Financials: 1.7%
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	31,060
	Crescent Capital BDC, Inc.
8,900	5.000%, 05/25/2026	208,260
	Eagle Point Credit Co., Inc.
32,000	5.375%, 01/31/2029	679,603
	Oxford Lane Capital Corp.
23,400	5.000%, 01/31/2027	523,458
	Selective Insurance Group, Inc.
2,000	4.600%, 12/15/2025(a)	32,640

TOTAL PREFERRED STOCKS (Cost $1,711,149)		1,475,021

Principal Amount^
ASSET-BACKED SECURITIES: 21.1%
	AASET Trust
$220,258	Series 2019-2-B 4.458%, 10/16/2039(b)	93,322
138,939	Series 2020-1A-B 4.335%, 01/16/2040(b)	72,265
	AASET U.S. Ltd.
118,326	Series 2018-2A-A 4.454%, 11/18/2038(b)	105,397
	ABPCI Direct Lending Fund ABS I Ltd.
117,584	Series 2020-1A-B 4.935%, 12/20/2030(b)	108,397
	ABPCI Direct Lending Fund CLO I LLC
250,000	Series 2017-1A-DR 10.088%, 04/20/2032(b)(c) 3 mo. USD Term SOFR + 4.762%	235,965
	ABPCI Direct Lending Fund IX LLC
500,000	Series 2020-9A-BR 8.119%, 11/18/2031(b)(c) 3 mo. USD Term SOFR + 2.762%	475,829
	ACRES Commercial Realty Ltd.
250,000	Series 2021-FL1-AS 7.047%, 06/15/2036(b)(c) 1 mo. USD Term SOFR + 1.714%	245,373
	Adams Outdoor Advertising LP
280,000	Series 2023-1-A2 6.967%, 07/15/2053(b)	276,053
	Anchorage Credit Funding 4 Ltd.
250,000	Series 2016-4A-CR 3.523%, 04/27/2039(b)	203,118
	Applebee’s Funding LLC/IHOP Funding LLC
297,000	Series 2019-1A-A2II 4.723%, 06/05/2049(b)	277,007

Principal Amount^		Value
	Ares Finance Co. LLC
$500,000	0.000%, 10/15/2036(d)	$461,750
	Atlas Senior Loan Fund IX Ltd.
350,000	Series 2018-9A-C 7.388%, 04/20/2028(b)(c) 3 mo. USD Term SOFR + 2.062%	345,769
	Blue Stream Issuer LLC
100,000	Series 2023-1A-B 6.898%, 05/20/2053(b)	93,011
	Business Jet Securities LLC
46,068	Series 2020-1A-B 3.967%, 11/15/2035(b)	43,136
288,822	Series 2022-1A-B 5.192%, 06/15/2037(b)	265,269
	CARS-DB4 LP
220,000	Series 2020-1A-B1 4.170%, 02/15/2050(b)	206,502
200,000	Series 2020-1A-B3 4.950%, 02/15/2050(b)	161,413
	CARS-DB7 LP
100,000	Series 2023-1A-A2 6.500%, 09/15/2053(b)	98,397
320,000	Series 2023-1A-B 7.750%, 09/15/2053(b)	310,746
	Castlelake Aircraft Securitization Trust
73,176	Series 2018-1-A 4.125%, 06/15/2043(b)	66,603
	Castlelake Aircraft Structured Trust
181,323	Series 2021-1A-B 6.656%, 01/15/2046(b)	150,573
	Cerberus Loan Funding XLII LLC
250,000	Series 2023-3A-C 9.577%, 09/13/2035(b)(c) 3 mo. USD Term SOFR + 4.150%	249,975
	CHCP Ltd.
100,000	Series 2021-FL1-D 8.445%, 02/15/2038(b)(c) 1 mo. USD Term SOFR + 3.114%	95,749
	CIFC Funding II Ltd.
250,000	Series 2017-2A-DR 8.688%, 04/20/2030(b)(c) 3 mo. USD Term SOFR + 3.362%	240,219
	DigitalBridge Issuer LLC
350,000	Series 2021-1A-A2 3.933%, 09/25/2051(b)	319,741
	Dryden 87 CLO Ltd.
300,000	Series 2021-87A-SUB 0.000%, 05/20/2034(b)(d)	214,052
	Elm Trust
101,205	Series 2020-4A-B 3.866%, 10/20/2029(b)	88,937
	Falcon Aerospace Ltd.
212,306	Series 2017-1-B 6.300%, 02/15/2042(b)	185,661
	First Franklin Mortgage Loan Trust
435,079	Series 2006-FF16-2A4 5.854%, 12/25/2036(c) 1 mo. USD Term SOFR + 0.534%	182,168

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	FirstKey Homes Trust
$150,000	Series 2020-SFR2-G1 4.000%, 10/19/2037(b)	$138,239
100,000	Series 2020-SFR2-G2 4.500%, 10/19/2037(b)	92,661
	Five Guys Funding LLC
197,000	Series 2017-1A-A2 4.600%, 07/25/2047(b)	193,889
	Fortress Credit Opportunities IX CLO Ltd.
250,000	Series 2017-9A-A2TR 7.370%, 10/15/2033(b)(c) 3 mo. USD Term SOFR + 2.062%	240,355
	FS Rialto Issuer LLC
100,000	Series 2022-FL5-C 9.249%, 06/19/2037(b)(c) 1 mo. USD Term SOFR + 3.922%	98,428
100,000	Series 2022-FL6-C 9.557%, 08/17/2037(b)(c) 1 mo. USD Term SOFR + 4.230%	99,494
	GAIA Aviation Ltd.
188,288	Series 2019-1-A 3.967%, 12/15/2044(b)(e)	169,750
154,439	Series 2019-1-B 5.193%, 12/15/2044(b)(e)	128,964
	GoldenTree Loan Management U.S. CLO 1 Ltd.
250,000	Series 2021-9A-D 8.488%, 01/20/2033(b)(c) 3 mo. USD Term SOFR + 3.162%	244,062
	Golub Capital Partners ABS Funding Ltd.
115,457	Series 2020-1A-B 4.496%, 01/22/2029(b)	104,551
	Hotwire Funding LLC
750,000	Series 2021-1-C 4.459%, 11/20/2051(b)	625,664
	IP Lending X Ltd.
200,000	Series 2023-10A-SNR 7.750%, 07/02/2029(b)	196,934
	Jersey Mike’s Funding
99,500	Series 2021-1A-A2I 2.891%, 02/15/2052(b)	87,028
	JOL Air Ltd.
168,818	Series 2019-1-A 3.967%, 04/15/2044(b)	152,372
	KDAC Aviation Finance Ltd.
148,063	Series 2017-1A-A 4.212%, 12/15/2042(b)	123,500
	LCCM Trust
150,000	Series 2021-FL3-C 8.047%, 11/15/2038(b)(c) 1 mo. USD Term SOFR + 2.714%	141,929
	LCM 35 Ltd.
520,000	Series 35A-SUB 0.000%, 10/15/2034(b)(d)	390,135

Principal Amount^		Value
	LCM 37 Ltd.
$300,000	Series 37A-SUB 0.000%, 04/15/2034(b)(d)	$210,000
	LCM 39 Ltd.
250,000	Series 39A-E 14.138%, 10/15/2034(b)(c) 3 mo. USD Term SOFR + 8.830%	251,617
	LoanCore Issuer Ltd.
200,000	Series 2022-CRE7-D 8.413%, 01/17/2037(b)(c) 30 day USD SOFR Average + 3.100%	189,720
	LoanCore Issuer Ltd.
100,000	Series 2021-CRE5-D 8.447%, 07/15/2036(b)(c) 1 mo. USD Term SOFR + 3.114%	92,358
100,000	Series 2021-CRE6-D 8.297%, 11/15/2038(b)(c) 1 mo. USD Term SOFR + 2.964%	85,207
	Madison Park Funding XLVIII Ltd.
250,000	Series 2021-48A-D 8.582%, 04/19/2033(b)(c) 3 mo. USD Term SOFR + 3.262%	241,592
	Marathon CLO V Ltd.
250,000	Series 2013-5A-BR 7.491%, 11/21/2027(b)(c) 3 mo. USD Term SOFR + 2.112%	249,732
	MCA Fund Holding LLC
151,494	Series 2020-1-B 4.247%, 11/15/2035(b)	143,615
	MF1 LLC
250,000	Series 2022-FL10-C 9.810%, 09/17/2037(b)(c) 1 mo. USD Term SOFR + 4.483%	249,974
	MidOcean Credit CLO VII
500,000	Series 2017-7A-CR 7.770%, 07/15/2029(b)(c) 3 mo. USD Term SOFR + 2.462%	499,627
	Monroe Capital ABS Funding Ltd.
180,000	Series 2021-1A-A2 2.815%, 04/22/2031(b)	172,316
	Monroe Capital Income Plus ABS Funding LLC
140,000	Series 2022-1A-B 5.150%, 04/30/2032(b)	120,492
	Morgan Stanley ABS Capital I, Inc. Trust
263,635	Series 2006-HE8-A2D 5.654%, 10/25/2036(c) 1 mo. USD Term SOFR + 0.334%	114,421
345,743	Series 2007-HE4-A2C 5.664%, 02/25/2037(c) 1 mo. USD Term SOFR + 0.344%	108,188

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Morgan Stanley IXIS Real Estate Capital Trust
$535,237	Series 2006-2-A3 5.584%, 11/25/2036(c) 1 mo. USD Term SOFR + 0.264%	$187,756
347,904	Series 2006-2-A4 5.654%, 11/25/2036(c) 1 mo. USD Term SOFR + 0.334%	122,039
	Nassau CFO LLC
130,939	Series 2019-1-A 3.980%, 08/15/2034(b)	124,433
	Neuberger Berman Loan Advisers CLO 44 Ltd.
250,000	Series 2021-44A-SUB 0.000%, 10/16/2034(b)(d)	205,317
	Newtek Small Business Loan Trust
56,186	Series 2018-1-A 7.950%, 02/25/2044(b)(c) U.S. (Fed) Prime Rate - 0.550%	55,691
25,539	Series 2018-1-B 9.250%, 02/25/2044(b)(c) U.S. (Fed) Prime Rate + 0.750%	25,376
	Northwoods Capital 20 Ltd.
250,000	Series 2019-20A-DR 9.883%, 01/25/2032(b)(c) 3 mo. USD Term SOFR + 4.532%	244,077
	Northwoods Capital 22 Ltd.
250,000	Series 2020-22A-ER 13.467%, 09/01/2031(b)(c) 3 mo. USD Term SOFR + 8.190%	232,978
	OnDeck Asset Securitization Trust IV LLC
340,000	Series 2023-1A-B 8.250%, 08/19/2030(b)	337,059
	Oportun Issuance Trust
350,000	Series 2022-A-B 5.250%, 06/09/2031(b)	327,941
	Owl Rock CLO XIII LLC
250,000	Series 2023-A-B 8.766%, 09/20/2035(b)(c) 3 mo. USD Term SOFR + 3.350%	249,955
	Oxford Finance Funding LLC
119,293	Series 2020-1A-B 4.037%, 02/15/2028(b)	113,529
	Oxford Finance Funding Trust
200,000	Series 2023-1A-B 7.879%, 02/15/2031(b)	195,129
	Palmer Square Loan Funding Ltd.
200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(b)(d)	117,716
250,000	Series 2021-3A-C 8.088%, 07/20/2029(b)(c) 3 mo. USD Term SOFR + 2.762%	249,347
200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(b)(d)	126,574

Principal Amount^		Value
	PennantPark CLO II Ltd.
$250,000	Series 2020-2A-D 12.070%, 01/15/2032(b)(c) 3 mo. USD Term SOFR + 6.762%	$246,874
	ReadyCap Lending Small Business Loan Trust
60,276	Series 2019-2-A 8.000%, 12/27/2044(b)(c) U.S. (Fed) Prime Rate - 0.500%	58,065
	Republic Finance Issuance Trust
240,000	Series 2020-A-B 3.540%, 11/20/2030(b)	226,422
	Sapphire Aviation Finance I Ltd.
69,941	Series 2018-1A-A 4.250%, 03/15/2040(b)	58,418
	Sapphire Aviation Finance II Ltd.
225,930	Series 2020-1A-B 4.335%, 03/15/2040(b)	167,192
	SERVPRO Master Issuer LLC
96,250	Series 2019-1A-A2 3.882%, 10/25/2049(b)	88,205
	Sonic Capital LLC
193,833	Series 2020-1A-A2I 3.845%, 01/20/2050(b)	176,147
48,458	Series 2020-1A-A2II 4.336%, 01/20/2050(b)	42,034
	Sprite Ltd.
194,382	Series 2021-1-A 3.750%, 11/15/2046(b)	174,542
	Stack Infrastructure Issuer LLC
250,000	Series 2020-1A-A2 1.893%, 08/25/2045(b)	227,167
	Start Ltd.
117,535	Series 2018-1-A 4.089%, 05/15/2043(b)	102,796
	STWD Ltd.
100,000	Series 2022-FL3-D 8.063%, 11/15/2038(b)(c) 30 day USD SOFR Average + 2.750%	93,977
	Sunbird Engine Finance LLC
167,343	Series 2020-1A-B 4.703%, 02/15/2045(b)	93,650
	Symphony CLO XXXI Ltd.
650,000	Series 2022-31A-SUB 0.000%, 04/22/2035(b)(d)	475,418
	Taco Bell Funding LLC
187,500	Series 2016-1A-A23 4.970%, 05/25/2046(b)	181,238
	Thrust Engine Leasing DAC
395,075	Series 2021-1A-B 6.121%, 07/15/2040(b)	307,578
	Vault DI Issuer LLC
250,000	Series 2021-1A-A2 2.804%, 07/15/2046(b)	217,714
	VB-S1 Issuer LLC
250,000	Series 2022-1A-F 5.268%, 02/15/2052(b)	208,634
	VCP RRL ABS I Ltd.
69,422	Series 2021-1A-C 5.425%, 10/20/2031(b)	62,070

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Venture XIII CLO Ltd.
$250,000	Series 2013-13A-SUB 0.000%, 09/10/2029(b)(d)	$12,556

TOTAL ASSET-BACKED SECURITIES (Cost $19,792,118)		17,964,825

BANK LOANS: 19.3%
	24-7 Intouch, Inc.
99,738	10.166%, 08/25/2025(c) 1 mo. USD Term SOFR + 4.750%	99,135
	AccurideCorp.
37,114	12.185%, 05/18/2026(c) 1 mo. USD Term SOFR + 5.250% Cash, 1.619% PIK	32,753
	Advisor Group, Inc.
100,000	9.816%, 08/17/2028(c) 3 mo. USD Term SOFR + 4.500%	100,070
	AHP Health Partners, Inc.
556,620	8.931%, 08/24/2028(c) 1 mo. USD Term SOFR + 3.500%	557,246
	Air Canada
725,813	9.128%, 08/11/2028(c) 3 mo. USD Term SOFR + 3.500%	727,326
	AL NGPL Holdings LLC
300,388	8.781%, 04/13/2028(c) 1 mo. USD Term SOFR + 3.500%	301,233
	Allen Media LLC
511,366	11.040%, 02/10/2027(c) 3 mo. USD Term SOFR + 5.500%	457,673
	AllSpring Buyer LLC
153,450	9.438%, 11/01/2028(c) 3 mo. USD Term SOFR + 4.000%	153,143
	American Airlines, Inc.
665,000	10.338%, 04/20/2028(c) 3 mo. USD Term SOFR + 4.750%	686,240
	Anchor Packaging, Inc.
100,000	0.000%, 07/18/2026(f)	99,375
	API Technologies Corp.
96,000	11.750%, 05/09/2026(c) U.S. (Fed) Prime Rate + 3.250%	60,555
	Apttus Corp.
99,746	9.431%, 05/08/2028(c) 1 mo. USD Term SOFR + 4.000%	98,696
	Aston FinCo Sarl
96,500	9.681%, 10/09/2026(c) 1 mo. USD Term SOFR + 4.250%	84,287
	Asurion LLC
99,749	9.666%, 08/19/2028(c) 1 mo. USD Term SOFR + 4.250%	97,081

Principal Amount^		Value
	Athenahealth Group, Inc.
$374,146	8.568%, 02/15/2029(c) 1 mo. USD Term SOFR + 3.250%	$368,184
	Atlas CC Acquisition Corp.
3,236	9.934%, 05/25/2028(c) 3 mo. USD Term SOFR + 4.250%	3,039
15,908	9.934%, 05/25/2028(c) 3 mo. USD Term SOFR + 4.250%	14,939
	Avalara, Inc.
136,364	12.640%, 10/19/2028(c) 3 mo. USD Term SOFR + 7.250%	134,704
	Bangl LLC
100,000	9.830%, 02/01/2029(c) 1 mo. USD Term SOFR + 4.500%	99,406
	Bausch Health Cos., Inc.
98,438	10.674%, 02/01/2027(c) 1 mo. USD Term SOFR + 5.250%	80,377
	Bleriot US Bidco, Inc.
99,750	9.652%, 10/31/2028(c) 3 mo. USD Term SOFR + 4.000%	99,990
	Blue Ribbon LLC
228,462	11.444%, 05/08/2028(c) 1 mo. USD Term SOFR + 6.000%	194,649
	Calpine Construction Finance Company LP
100,000	7.566%, 07/31/2030(c) 1 mo. USD Term SOFR + 2.250%	99,607
	Camin Cargo Control, Inc.
94,360	11.931%, 06/04/2026(c) 1 mo. USD Term SOFR + 6.500%	91,058
	Cardenas Markets, Inc.
99,748	12.240%, 08/01/2029(c) 3 mo. USD Term SOFR + 6.750%	100,039
	CDK Global, Inc.
615,350	9.640%, 07/06/2029(c) 3 mo. USD Term SOFR + 4.250%	616,227
	Cengage Learning, Inc.
45,930	10.323%, 07/14/2026(c) 3 mo. USD LIBOR + 4.750%	45,786
	Chef’s Warehouse Leasing Co. LLC
92,333	10.166%, 08/23/2029(c) 1 mo. USD Term SOFR + 4.750%	92,853
	Citadel Securities LP
100,000	7.818%, 07/29/2030(c) 1 mo. USD Term SOFR + 2.500%	99,930
	Congruex Group LLC
44,986	11.269%, 05/03/2029(c) 3 mo. USD Term SOFR + 5.750%	44,424

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Connect Finco Sarl
$506,869	8.816%, 12/11/2026(c) 1 mo. USD Term SOFR + 3.500%	$498,315
	CP Atlas Buyer, Inc.
99,751	9.166%, 11/23/2027(c) 1 mo. USD Term SOFR + 3.750%	94,369
	Denali Water Solutions
60,536	9.790%, 03/27/2028(c) 3 mo. USD Term SOFR + 4.250%	55,996
	Dermatology Intermediate Holdings III, Inc.
15,734	9.616%-9.640%, 03/30/2029(c) 3 mo. USD Term SOFR + 4.250%	15,661
84,014	9.619%, 03/30/2029(c) 3 mo. USD Term SOFR + 4.250%	83,625
	Dhanani Group, Inc.
97,727	11.424%, 07/20/2025(c) 1 mo. USD Term SOFR + 6.000%	95,284
	Eastern Power LLC
362,976	9.181%, 10/02/2025(c) 1 mo. USD Term SOFR + 3.750%	352,163
	Eisner Advisory Group LLC
29,241	10.681%, 07/28/2028(c) 1 mo. USD Term SOFR + 5.250%	29,234
	Emrld Borrower LP
83,486	8.316%, 05/31/2030(c) 3 mo. USD Term SOFR + 3.000%	83,487
	EyeCare Partners LLC
96,659	9.181%, 02/18/2027(c) 1 mo. USD Term SOFR + 3.750%	69,111
	Finastra USA, Inc.
91,000	12.648%, 09/13/2029(c) 3 mo. USD Term SOFR + 7.250%	90,188
2,117	12.652%, 09/13/2029(c) 3 mo. USD Term SOFR + 7.250%	2,089
	First Brands Group LLC
245,227	10.881%, 03/30/2027(c) 6 mo. USD Term SOFR + 5.000%	242,570
	Firstdigital Communications LLC
50,000	9.681%, 12/17/2026(c) 1 mo. USD Term SOFR + 4.250%	48,529
	Florida Food Products LLC
67,593	10.431%, 10/18/2028(c) 1 mo. USD Term SOFR + 5.000%	58,299
	FR Refuel LLC
88,714	10.181%, 11/08/2028(c) 1 mo. USD Term SOFR + 4.750%	86,718

Principal Amount^		Value
	GEON Performance Solutions LLC
$352,800	10.402%, 08/18/2028(c) 3 mo. USD Term SOFR + 4.750%	$348,831
	Gibson Brands, Inc.
98,250	10.570%, 08/11/2028(c) 3 mo. USD Term SOFR + 5.000%	82,530
	GIP II Blue Holding LP
158,927	9.703%, 09/29/2028(c) 1 mo. USD Term SOFR + 4.386%	159,656
	Global Medical Response, Inc.
254,649	9.881%, 03/14/2025(c) 3 mo. USD Term SOFR + 4.250%	178,891
	Helios Service Partners LLC
2,348	11.653%-11.660%, 03/19/2027(c) 3 mo. USD Term SOFR + 6.250%, 3 mo. USD Term SOFR + 6.000%	2,113
34,783	11.879%, 03/19/2027(c) 3 mo. USD Term SOFR + 6.250%	34,114
	Help At Home, Inc.
21,356	10.316%, 10/29/2027(c) 1 mo. USD Term SOFR + 5.000%	21,151
1,364	10.316%, 10/29/2027(c) 1 mo. USD Term SOFR + 5.000%	1,351
147,896	10.420%, 10/29/2027(c) 1 mo. USD Term SOFR + 5.000%	146,417
	Higginbotham Insurance Agency, Inc.
46,561	10.916%, 11/24/2028(c) 1 mo. USD Term SOFR + 5.500%	46,106
97,823	10.916%, 11/24/2028(c) 1 mo. USD Term SOFR + 5.500%	96,866
	HighTower Holdings LLC
36,881	9.612%, 04/21/2028(c) 3 mo. USD Term SOFR + 4.000%	36,881
	Holding Socotec
98,000	9.562%, 06/30/2028(c) 3 mo. USD Term SOFR + 4.000%	97,510
	HV Eight LLC
500,000 (EUR)	7.223%, 11/22/2027(c) 3 mo. EUR EURIBOR + 3.500%	529,287
	Ilpea Parent, Inc.
711,323	9.934%, 06/22/2028(c) 1 mo. USD Term SOFR + 4.500%	708,656
	Imagefirst Holdings LLC
27,955	10.290%-10.468%, 04/27/2028(c) 6 mo. USD Term SOFR + 4.750%, 3 mo. USD Term SOFR + 4.750%	27,850

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Jones DesLauriers Insurance Management, Inc.
$100,000	9.615%, 03/15/2030(c) 3 mo. USD Term SOFR + 4.250%	$100,625
	Laseraway Intermediate Holdings II LLC
91,905	11.320%, 10/14/2027(c) 3 mo. USD LIBOR + 5.750%	90,641
	LendingTree, Inc.
554,400	9.196%, 09/15/2028(c) 1 mo. USD Term SOFR + 3.750%	464,033
	MB2 Dental Solutions LLC
107,879	11.416%, 01/29/2027(c) 1 mo. USD Term SOFR + 6.000%	106,640
78,706	11.416%, 01/29/2027(c) 1 mo. USD LIBOR + 6.000%, 1 mo. USD Term SOFR + 6.000%	77,920
	Medline Borrower LP
403,850	8.681%, 10/23/2028(c) 1 mo. USD Term SOFR + 3.250%	403,230
	Midwest Veterinary Partners LLC
98,000	9.431%, 04/27/2028(c) 1 mo. USD Term SOFR + 4.000%	97,241
	Mileage Plus Holdings LLC
75,000	10.798%, 06/21/2027(c) 3 mo. USD Term SOFR + 5.250%	78,034
	Moran Foods LLC
12,121	12.740%, 06/30/2026(c) 3 mo. USD Term SOFR + 7.250%	11,151
5,688	12.740%, 06/30/2026(c) 3 mo. USD Term SOFR + 7.250%	5,017
10,010	0.000%, 12/31/2026	7,257
	MPH Acquisition Holdings LLC
744,800	9.916%, 09/01/2028(c) 3 mo. USD Term SOFR + 4.250%	703,836
	NFM & J LP
45,065	11.219%-11.273%, 11/30/2027(c) 3 mo. USD Term SOFR + 5.750%	43,995
48,843	11.219%, 11/30/2027(c) 3 mo. USD Term SOFR + 5.750%	47,683
	Pacific Bells LLC
60,176	10.152%, 11/10/2028(c) 3 mo. USD Term SOFR + 4.500%	59,593
	Park Place Technologies LLC
99,744	10.416%, 11/10/2027(c) 1 mo. USD Term SOFR + 5.000%	98,456

Principal Amount^		Value
	Pelican Products, Inc.
$99,746	9.790%, 12/29/2028(c) 3 mo. USD Term SOFR + 4.250%	$94,853
	Playpower, Inc.
88,606	10.918%, 05/08/2026(c) 3 mo. USD Term SOFR + 5.500%	70,619
	PMH Newco LP
300,000	8.550%, 10/02/2030(c) 3 mo. USD Term SOFR + 3.150%	300,000
	PMH SPV C LLC
100,000	8.550%, 10/02/2030(c) 3 mo. USD Term SOFR + 3.150%	100,000
	Propulsion Finco Sarl
476,400	9.140%, 09/14/2029(c) 3 mo. USD Term SOFR + 3.750%	476,400
	Ravago Holdings America, Inc.
99,744	8.152%, 03/04/2028(c) 3 mo. USD Term SOFR + 2.500%	98,248
	Recess Holdings, Inc.
100,000	9.383%, 03/29/2027(c) 3 mo. USD Term SOFR + 4.000%	100,000
	Resonetics LLC
20,239	9.631%, 04/28/2028(c) 3 mo. USD Term SOFR + 4.000%	19,932
	Saphilux Sarl
100,000	10.654%, 07/18/2028(c) 3 mo. USD Term SOFR + 5.250%	100,187
	ScribeAmerica Intermediate Holdco LLC
46,200	9.931%, 04/03/2025(c) 1 mo. USD Term SOFR + 4.500%	34,512
	Service Logic Acquisition, Inc.
99,744	9.631%, 10/29/2027(c) 3 mo. USD Term SOFR + 4.000%	99,558
	Sitecore Holding III AS
113,983	11.922%, 09/01/2028(c) 3 mo. USD LIBOR + 6.250%	113,147
7,728	11.641%, 05/14/2030(c) 3 mo. USD Term SOFR + 6.250%	7,671
	Southern Veterinary Partners LLC
70,481	9.431%, 10/05/2027(c) 1 mo. USD Term SOFR + 4.000%	70,139
	Syndigo LLC
121,251	9.935%, 12/15/2027(c) 1 mo. USD Term SOFR + 4.500%	113,673
	System One Holdings LLC
742,900	9.540%, 03/02/2028(c) 3 mo. USD Term SOFR + 4.000%	742,900

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Teneo Holdings LLC
$99,740	10.666%, 07/11/2025(c) 1 mo. USD Term SOFR + 5.250%	$99,927
	United Airlines, Inc.
508,293	9.182%, 04/21/2028(c) 1 mo. USD Term SOFR + 3.750%	509,882
	Venture Global Calcasieu Pass LLC
22,993	0.000%, 08/19/2026	22,888
	Verscend Holding Corp.
192,436	9.431%, 08/27/2025(c) 1 mo. USD Term SOFR + 4.000%	192,729
	Weber-Stephen Products LLC
98,500	9.666%, 10/30/2027(c) 1 mo. USD Term SOFR + 4.250%	89,635
	WellSky
100,000	0.000%, 02/09/2024(f)	100,000
	Women’s Care Enterprises LLC
192,328	10.053%, 01/15/2028(c) 3 mo. USD Term SOFR + 4.500%	172,014
	World Wide Technology Holding Co. LLC
99,749	8.678%, 03/01/2030(c) 1 mo. USD Term SOFR + 3.250%	99,874
	Xplornet Communications, Inc.
59,669	9.652%, 10/02/2028(c) 3 mo. USD Term SOFR + 4.000%	47,065
	Yak Access LLC
100,000	8.500%, 07/10/2026(c) U.S. (Fed) Prime Rate + 0.000%	7,000

TOTAL BANK LOANS (Cost $16,993,184)		16,442,078

CONVERTIBLE BONDS: 0.1%
Communications: 0.1%
	Cable One, Inc.
50,000	0.000%, 03/15/2026(g)	41,150

TOTAL CONVERTIBLE BONDS (Cost $44,219)		41,150

CORPORATE BONDS: 35.3%
Basic Materials: 0.8%
	Arsenal AIC Parent LLC
100,000	8.000%, 10/01/2030(b)	99,627
	International Flavors & Fragrances, Inc.
90,000	1.230%, 10/01/2025(b)	80,719
	Mativ Holdings, Inc.
190,000	6.875%, 10/01/2026(b)	173,605
	Minerals Technologies, Inc.
65,000	5.000%, 07/01/2028(b)	59,692
	SCIL IV LLC/SCIL USA Holdings LLC
100,000 (EUR)	9.500%, 07/15/2028(b)	108,224
	SK Invictus Intermediate II Sarl
100,000	5.000%, 10/30/2029(b)	80,259

Principal Amount^		Value
Basic Materials (continued)
	Valvoline, Inc.
$66,000	3.625%, 06/15/2031(b)	$51,248

		653,374

Communications: 2.3%
	Altice France SA
200,000	5.500%, 10/15/2029(b)	144,186
	AMC Networks, Inc.
150,000	4.250%, 02/15/2029	92,274
	British Telecommunications PLC
200,000	4.875%, 11/23/2081(b)(d) 5 yr. CMT + 3.493%	160,705
	CCO Holdings LLC/CCO Holdings Capital Corp.
410,000	7.375%, 03/01/2031(b)	396,332
	Connect Finco Sarl/Connect U.S. Finco LLC
330,000	6.750%, 10/01/2026(b)	308,189
	LCPR Senior Secured Financing DAC
200,000	5.125%, 07/15/2029(b)	160,946
	Level 3 Financing, Inc.
231,000	4.250%, 07/01/2028(b)	144,224
	Match Group Holdings II LLC
50,000	4.625%, 06/01/2028(b)	44,917
	McGraw-Hill Education, Inc.
100,000	5.750%, 08/01/2028(b)	86,541
140,000	8.000%, 08/01/2029(b)	121,596
	Paramount Global
60,000	4.950%, 05/19/2050	40,638
	Radiate Holdco LLC/Radiate Finance, Inc.
150,000	4.500%, 09/15/2026(b)	114,173
	Rogers Communications, Inc.
50,000	4.550%, 03/15/2052	36,471
	Virgin Media Finance PLC
100,000	5.000%, 07/15/2030(b)	78,743
	Vodafone Group PLC
100,000	5.125%, 06/04/2081(d) 5 yr. CMT + 3.073%	68,018

		1,997,953

Consumer, Cyclical: 2.0%
	Air Canada
100,000 (CAD)	4.625%, 08/15/2029(b)	65,240
	Air Canada Pass Through Trust
17,144	Series 2020-2-A 5.250%, 10/01/2030(b)	16,573
	Asbury Automotive Group, Inc.
44,000	4.625%, 11/15/2029(b)	37,841
	Beacon Roofing Supply, Inc.
100,000	6.500%, 08/01/2030(b)	97,018
	CD&R Smokey Buyer, Inc.
100,000	6.750%, 07/15/2025(b)	96,485
	Deuce Finco PLC
100,000 (GBP)	5.500%, 06/15/2027(b)	107,593
	Evergreen Acqco 1 LP/TVI, Inc.
90,000	9.750%, 04/26/2028(b)	92,756
	JB Poindexter & Co., Inc.
75,000	7.125%, 04/15/2026(b)	73,031
	Lightning eMotors, Inc.
51,065	7.500%, 03/01/2037	45,758

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
$102,131	Series 2022-1-A 5.500%, 03/01/2037	$92,724
	Murphy Oil USA, Inc.
125,000	3.750%, 02/15/2031(b)	102,232
	Nordstrom, Inc.
485,000	4.375%, 04/01/2030	373,338
	Ontario Gaming GTA LP
100,000	8.000%, 08/01/2030(b)	100,094
	Penn Entertainment, Inc.
100,000	4.125%, 07/01/2029(b)	81,840
	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
100,000	6.625%, 03/01/2030(b)	86,381
	Superior Plus LP/Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(b)	87,013
	Thunderbird Entertainment Group, Inc.
50,333	7.500%, 03/01/2037	45,102
100,667	Series 2022-1-1A 5.500%, 03/01/2037	91,386

		1,692,405

Consumer, Non-cyclical: 2.5%
	ADT Security Corp.
100,000	4.875%, 07/15/2032(b)	83,380
	Altria Group, Inc.
10,000	4.450%, 05/06/2050	7,087
	Ashtead Capital, Inc.
420,000	5.500%, 08/11/2032(b)	388,665
	Bausch Health Cos., Inc.
725,000	4.875%, 06/01/2028(b)	413,586
	BCP V Modular Services Finance II PLC
100,000 (EUR)	4.750%, 11/30/2028(b)	88,966
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(b)	85,661
	Catalent Pharma Solutions, Inc.
72,000	3.125%, 02/15/2029(b)	59,016
	Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.
100,000	6.125%, 04/01/2029(b)(h)	71,194
	Fontainebleau Vegas Funded
50,128	1.000%, 01/31/2026	50,128
	Fortrea Holdings, Inc.
50,000	7.500%, 07/01/2030(b)	48,687
	GTCR W-2 Merger Sub LLC
200,000	7.500%, 01/15/2031(b)(i)	201,005
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
50,000	3.750%, 12/01/2031	40,094
100,000	4.375%, 02/02/2052	66,557
	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
42,000	7.000%, 12/31/2027(b)	36,279
	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.
200,000	5.000%, 02/01/2026(b)	196,223
	Sotheby’s/Bidfair Holdings, Inc.
200,000	5.875%, 06/01/2029(b)	160,710

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Spectrum Brands, Inc.
$50,000	5.500%, 07/15/2030(b)	$45,358
	WW International, Inc.
100,000	4.500%, 04/15/2029(b)	70,401

		2,112,997

Energy: 3.4%
	BP Capital Markets PLC
250,000	4.875%, 03/22/2030(a)(d) 5 yr. CMT + 4.398%	224,228
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
510,000	7.375%, 02/01/2031(b)	519,999
	DT Midstream, Inc.
100,000	4.125%, 06/15/2029(b)	86,707
	Energy Transfer LP
390,000	Series A 9.654%, 10/16/2023(a)(d) 3 mo. USD LIBOR + 4.028%	365,051
	EnLink Midstream LLC
400,000	6.500%, 09/01/2030(b)	388,424
	Global Partners LP/GLP Finance Corp.
200,000	7.000%, 08/01/2027	195,094
25,000	6.875%, 01/15/2029	23,289
	Holly Energy Partners LP/Holly Energy Finance Corp.
100,000	6.375%, 04/15/2027(b)	97,974
	ITT Holdings LLC
250,000	6.500%, 08/01/2029(b)	212,223
	Kinetik Holdings LP
250,000	5.875%, 06/15/2030(b)	234,663
	Midwest Connector Capital Co. LLC
99,000	4.625%, 04/01/2029(b)	90,566
	NuStar Logistics LP
100,000	6.375%, 10/01/2030	94,833
	Occidental Petroleum Corp.
100,000	7.875%, 09/15/2031	108,320
	Parkland Corp.
100,000	4.625%, 05/01/2030(b)	85,414
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
150,000	5.500%, 03/01/2030	140,569

		2,867,354

Financial: 18.8%
	Aegon NV
300,000	5.500%, 04/11/2048(d) 6 mo. USD LIBOR + 3.540%	277,287
	Apollo Management Holdings LP
700,000	4.950%, 01/14/2050(b)(d) 5 yr. CMT + 3.266%	631,095
	Arbor Realty SR, Inc.
685,000	Series QIB 8.500%, 10/15/2027(b)	659,342
	AXIS Specialty Finance LLC
400,000	4.900%, 01/15/2040(d) 5 yr. CMT + 3.186%	322,914

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Bank of America Corp.
$785,000	Series RR 4.375%, 01/27/2027(a)(d) 5 yr. CMT + 2.760%	$659,621
	Blackstone Mortgage Trust, Inc.
465,000	3.750%, 01/15/2027(b)	392,621
	Brazilian Merchant Voucher Receivables Ltd.
151,500	4.180%, 04/07/2028(d)(j)	143,485
	Bread Financial Holdings, Inc.
375,000	4.750%, 12/15/2024(b)	366,226
	Ceamer Fin 2 Sr Sec Nts
250,000	6.920%, 05/15/2038	238,351
	Charles Schwab Corp.
100,000	Series H 4.000%, 12/01/2030(a)(d) 10 yr. CMT + 3.079%	70,646
	CION Investment Corp.
230,000	4.500%, 02/11/2026	211,253
	Citigroup, Inc.
100,000	Series W 4.000%, 12/10/2025(a)(d) 5 yr. CMT + 3.597%	87,690
150,000	Series X 3.875%, 02/18/2026(a)(d) 5 yr. CMT + 3.417%	128,387
	Comerica Bank
645,000	4.000%, 07/27/2025	601,002
	Corebridge Financial, Inc.
505,000	6.875%, 12/15/2052(d) 5 yr. CMT + 3.846%	485,235
	Cushman & Wakefield U.S. Borrower LLC
71,000	6.750%, 05/15/2028(b)	65,583
	Enstar Finance LLC
200,000	5.750%, 09/01/2040(d) 5 yr. CMT + 5.468%	174,604
770,000	5.500%, 01/15/2042(d) 5 yr. CMT + 4.006%	614,958
	Equitable Holdings, Inc.
150,000	Series B 4.950%, 09/15/2025(a)(d) 5 yr. CMT + 4.736%	141,574
	F&G Annuities & Life, Inc.
400,000	7.400%, 01/13/2028	399,684
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(b)	275,200
	Fidelis Insurance Holdings Ltd.
630,000	6.625%, 04/01/2041(b)(d) 5 yr. CMT + 6.323%	600,192
	Fifth Third Bancorp
400,000	6.361%, 10/27/2028(d) SOFR + 2.192%	396,719
	FS KKR Capital Corp.
100,000	3.250%, 07/15/2027	86,188
	Global Atlantic Fin Co.
490,000	7.950%, 06/15/2033(b)	471,776
250,000	4.700%, 10/15/2051(b)(d) 5 yr. CMT + 3.796%	181,406
	GLP Capital LP/GLP Financing II, Inc.
50,000	5.300%, 01/15/2029	46,403

Principal Amount^		Value
Financial (continued)
$140,000	4.000%, 01/15/2031	$116,688
	Goldman Sachs Group, Inc.
100,000	Series U 3.650%, 08/10/2026(a)(d) 5 yr. CMT + 2.915%	80,714
	HAT Holdings I LLC/HAT Holdings II LLC
450,000	3.375%, 06/15/2026(b)	400,459
	Home Point Capital, Inc.
70,000	5.000%, 02/01/2026(b)	65,451
	Horace Mann Educators Corp.
100,000	7.250%, 09/15/2028	99,690
	Host Hotels & Resorts LP
150,000	Series I 3.500%, 09/15/2030	124,553
	HUB International Ltd.
100,000	7.250%, 06/15/2030(b)	99,926
	Hunt Cos., Inc.
100,000	5.250%, 04/15/2029(b)	78,664
	Iron Mountain, Inc.
25,000	4.500%, 02/15/2031(b)	20,653
150,000	5.625%, 07/15/2032(b)	129,666
	Jane Street Group/JSG Finance, Inc.
100,000	4.500%, 11/15/2029(b)	86,062
	Jefferies Finance LLC/JFIN Co.-Issuer Corp.
200,000	5.000%, 08/15/2028(b)	168,671
	Kennedy-Wilson, Inc.
100,000	4.750%, 03/01/2029	76,876
100,000	4.750%, 02/01/2030	74,619
56,000	5.000%, 03/01/2031	40,961
	KKR Core Holding Co. LLC
97,440	4.000%, 08/12/2031	84,245
	Kuvare US Holdings, Inc.
100,000	Series A 7.000%, 02/17/2051(b)(d) 5 yr. CMT + 6.541%	105,780
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(b)	130,430
	LPL Holdings, Inc.
150,000	4.000%, 03/15/2029(b)	130,950
	Markel Group, Inc.
170,000	6.000%, 06/01/2025(a)(d) 5 yr. CMT + 5.662%	164,333
	NFP Corp.
170,000	6.875%, 08/15/2028(b)	146,193
	OFS Capital Corp.
620,000	4.750%, 02/10/2026	546,173
	OneAmerica Financial Partners, Inc.
70,000	4.250%, 10/15/2050(b)	44,556
	OneMain Finance Corp.
50,000	9.000%, 01/15/2029	49,888
	PartnerRe Finance B LLC
290,000	4.500%, 10/01/2050(d) 5 yr. CMT + 3.815%	245,757
	RenaissanceRe Holdings Ltd.
425,000	5.750%, 06/05/2033	400,383
	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
150,000	3.875%, 03/01/2031(b)	119,803
	Scentre Group Trust 2
410,000	5.125%, 09/24/2080(b)(d) 5 yr. CMT + 4.685%	342,715

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Sculptor Alternative Solutions LLC
$500,000	6.000%, 05/15/2037(b)	$411,650
	SiriusPoint Ltd.
700,000	4.600%, 11/01/2026(b)	607,267
	Starwood Property Trust, Inc.
560,000	4.375%, 01/15/2027(b)	489,113
	Strategic Credit Opportunities Partners LLC
345,000	Series A 4.250%, 04/01/2026	312,869
	Toronto-Dominion Bank
50,000	8.125%, 10/31/2082(d) 5 yr. CMT + 4.075%	49,905
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	289,214
	United Insurance Holdings Corp.
255,000	7.250%, 12/15/2027	214,200
	United Wholesale Mortgage LLC
100,000	5.500%, 04/15/2029(b)	84,624
	Universal Insurance Holdings, Inc.
345,000	5.625%, 11/30/2026	303,454
	Wells Fargo & Co.
100,000	7.625%, 09/15/2028(a)(d) 5 yr. CMT + 3.606%	101,057
100,000	Series BB 3.900%, 03/15/2026(a)(d) 5 yr. CMT + 3.453%	87,400
	Wilton RE Ltd.
190,000	6.000%, 10/22/2030(a)(b)(d) 5 yr. CMT + 5.266%	166,909

		16,021,963

Industrial: 1.6%
	Arcosa, Inc.
100,000	4.375%, 04/15/2029(b)	87,374
	Artera Services LLC
110,000	9.033%, 12/04/2025(b)	101,631
	Brundage-Bone Concrete Pumping Holdings, Inc.
150,000	6.000%, 02/01/2026(b)	142,856
	Cml Fontainebleau Vegas
114,116	1.000%, 01/31/2026	114,116
	Enviri Corp.
175,000	5.750%, 07/31/2027(b)	154,127
	Flowserve Corp.
60,000	3.500%, 10/01/2030	50,088
	Fontainebleau Vegas Funded
17,161	10.211%, 01/31/2026	17,161
	GrafTech Finance, Inc.
105,000	4.625%, 12/15/2028(b)	81,298
	GrafTech Global Enterprises, Inc.
30,000	9.875%, 12/15/2028(b)	28,463
	Great Lakes Dredge & Dock Corp.
200,000	5.250%, 06/01/2029(b)	164,296
	James Hardie International Finance DAC
250,000	5.000%, 01/15/2028(b)	233,548
	TopBuild Corp.
50,000	3.625%, 03/15/2029(b)	42,628
	TransDigm, Inc.
100,000	6.875%, 12/15/2030(b)	98,008

Principal Amount^		Value
Industrial (continued)
	XPO, Inc.
$85,000	6.250%, 06/01/2028(b)	$82,402

		1,397,996

Technology: 2.0%
	ams-OSRAM AG
265,000	7.000%, 07/31/2025(b)	261,581
	AthenaHealth Group, Inc.
150,000	6.500%, 02/15/2030(b)	125,752
	CDW LLC/CDW Finance Corp.
60,000	3.569%, 12/01/2031	49,482
	Central Parent, Inc./CDK Global, Inc.
100,000	7.250%, 06/15/2029(b)	97,036
	Cloud Software Group, Inc.
100,000	6.500%, 03/31/2029(b)	88,538
	Dell International LLC/EMC Corp.
400,000	5.750%, 02/01/2033	389,029
	NCR Corp.
100,000	6.125%, 09/01/2029(b)	102,645
	Playtika Holding Corp.
100,000	4.250%, 03/15/2029(b)	83,602
	Twilio, Inc.
100,000	3.875%, 03/15/2031	81,414
	VC3, Inc.
446,785	3.500%, 10/15/2041	398,667

		1,677,746

Utilities: 1.9%
	Alexander Funding Trust II
605,000	7.467%, 07/31/2028(b)	606,437
	Edison International
445,000	Series A 5.375%, 03/15/2026(a)(d) 5 yr. CMT + 4.698%	393,699
	Terraform Global Operating LP
225,000	6.125%, 03/01/2026(b)	221,008
	Vistra Operations Co. LLC
385,000	6.950%, 10/15/2033(b)	378,059

		1,599,203

TOTAL CORPORATE BONDS (Cost $33,324,947)		30,020,991

GOVERNMENT SECURITIES & AGENCY ISSUE: 6.1%
	U.S. Treasury Inflation-Indexed Bonds
101,908	1.250%, 04/15/2028	96,961
50,324	1.375%, 07/15/2033	46,571
	U.S. Treasury Notes
500,000	0.250%, 03/15/2024	488,565
2,000,000	0.375%, 09/15/2024(k)	1,906,026
1,900,000	1.000%, 12/15/2024(k)	1,804,629
900,000	1.750%, 03/15/2025(k)	856,020

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $5,247,132)		5,198,772

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES: 11.6%
	ACRE Commercial Mortgage Ltd.
$250,000	Series 2021-FL4-D 8.045%, 12/18/2037(b)(c) 1 mo. USD Term SOFR + 2.714%	$231,401
	Alternative Loan Trust
110,789	Series 2007-OA4-A1 5.774%, 05/25/2047(c) 1 mo. USD Term SOFR + 0.454%	93,622
110,477	Series 2007-OA7-A1A 5.794%, 05/25/2047(c) 1 mo. USD Term SOFR + 0.474%	93,110
	BPR Trust
230,000	Series 2022-OANA-C 8.029%, 04/15/2037(b)(c) 1 mo. USD Term SOFR + 2.697%	222,048
	BX Commercial Mortgage Trust
212,500	Series 2019-XL-F 7.447%, 10/15/2036(b)(c) 1 mo. USD Term SOFR + 2.114%	210,373
212,500	Series 2019-XL-G 7.747%, 10/15/2036(b)(c) 1 mo. USD Term SOFR + 2.414%	209,203
	BX Trust
100,000	Series 2023-DELC-B 8.671%, 05/15/2038(b)(c) 1 mo. USD Term SOFR + 3.339%	100,251
	BXMT Ltd.
250,000	Series 2020-FL2-D 7.397%, 02/15/2038(b)(c) 1 mo. USD Term SOFR + 2.064%	207,847
100,000	Series 2020-FL3-D 8.247%, 11/15/2037(b)(c) 1 mo. USD Term SOFR + 2.914%	89,326
	CD Mortgage Trust
809,902	Series 2017-CD4-XA 1.379%, 05/10/2050(d)(l)	26,683
	CFMT LLC
100,000	Series 2022-HB9 M1 3.250%, 09/25/2037(b)(d)	83,132
	Citigroup Mortgage Loan Trust, Inc.
91,888	Series 2022-A-A1 6.170%, 09/25/2062(b)(e)	91,174
	Credit Suisse Mortgage-Backed Trust
570,000	Series 2018-SITE-E 4.941%, 04/15/2036(b)(d)	541,244
	Credit Suisse Mortgage-Backed Trust
480,000	Series 2018-SITE-C 4.941%, 04/15/2036(b)(d)	464,233
57,722	Series 2020-RPL5-A1 3.023%, 08/25/2060(b)(d)	56,777
	Federal Home Loan Mortgage Corp.
456,507	5.000%, 05/01/2038	445,215

Principal Amount^		Value
$143,749	5.000%, 09/01/2052	$135,934
103,548	5.000%, 03/01/2053	97,883
	Federal National Mortgage Association
87,784	2.500%, 10/01/2051	70,209
98,532	2.000%, 03/01/2052	75,450
93,579	3.000%, 03/01/2052	77,782
54,912	5.000%, 09/01/2052	51,931
189,183	5.000%, 05/01/2053	178,746
2,562,188	5.500%, 05/01/2053	2,481,332
49,881	5.000%, 06/01/2053	47,151
149,231	5.000%, 08/01/2053	140,997
	Finance of America HECM Buyout
100,000	Series 2022-HB2-M2 6.000%, 08/01/2032(b)(d)	90,408
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,720,432	Series 2015-R1-XA1 0.700%, 11/25/2055(b)(d)(l)	180,135
4,255,992	Series 2015-R1-XA3 0.700%, 11/25/2052(b)(d)(l)	206,855
	GCAT Trust
89,981	Series 2022-NQM5-A3 5.710%, 08/25/2067(b)(e)	87,373
	GS Mortgage Securities Corp. Trust
250,000	Series 2020-DUNE-E 7.955%, 12/15/2036(b)(c) 1 mo. USD Term SOFR + 2.614%	237,288
250,000	Series 2020-UPTN-E 3.354%, 02/10/2037(b)(d)	218,522
	HarborView Mortgage Loan Trust
189,105	Series 2006-12-2A2A 5.822%, 01/19/2038(c) 1 mo. USD Term SOFR + 0.494%	164,679
	JP Morgan Chase Commercial Mortgage Securities Trust
1,507,083	Series 2016-JP2-XA 1.940%, 08/15/2049(d)(l)	55,492
	JPMDB Commercial Mortgage Securities Trust
185,312	Series 2017-C5-XA 1.035%, 03/15/2050(d)(l)	3,966
	LSTAR Securities Investment Ltd.
748,486	Series 2021-1-A 8.229%, 02/01/2026(b)(c) 1 mo. USD Term SOFR + 2.914%	749,784
364,448	Series 2023-1-A1 8.810%, 01/01/2028(b)(c) SOFR + 3.500%	364,199
	NYMT Loan Trust
408,687	Series 2022-SP1-A1 5.250%, 07/25/2062(b)(e)	395,431
	OBX Trust
87,985	Series 2022-NQM8-A3 6.100%, 09/25/2062(b)(e)	86,210
91,544	Series 2022-NQM9-A3 6.450%, 09/25/2062(b)(e)	90,149

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Preston Ridge Partners Mortgage LLC
$74,188	Series 2021-5-A1 1.793%, 06/25/2026(b)(e)	$68,794
	Residential Accredit Loans, Inc. Trust
371,361	Series 2006-QO6-A1 5.794%, 06/25/2046(c) 1 mo. USD Term SOFR + 0.474%	87,273
	Taubman Centers Commercial Mortgage Trust
230,000	Series 2022-DPM-C 9.109%, 05/15/2037(b)(c) 1 mo. USD Term SOFR + 3.777%	225,680
	Wells Fargo Commercial Mortgage Trust
897,503	Series 2016-BNK1-XA 1.854%, 08/15/2049(d)(l)	31,680

TOTAL MORTGAGE-BACKED SECURITIES (Cost $10,324,438)		9,866,972

MUNICIPAL BOND: 0.0%
Indiana: 0.0%
	Knox County Industry Economic Development Revenue
5,000	Series B 5.900%, 04/01/2034	4,648

TOTAL MUNICIPAL BONDS (Cost $4,731)		4,648

SHORT-TERM INVESTMENTS: 4.3%

Shares
MONEY MARKET FUNDS: 0.5%
453,468	State Street Institutional Treasury Money Market Fund - Premier Class,5.28%(m)	453,468

TOTAL MONEY MARKET FUNDS (Cost $453,468)		453,468

Principal Amount^
REPURCHASE AGREEMENTS: 3.7%
$3,144,000	Fixed Income Clearing Corp. 1.600%, 9/29/2023, due 10/02/2023 [collateral: par value $2,941,900, U.S. Treasury Inflation Indexed Bonds, 0.125%, due 04/15/2026, value $3,207,033] (proceeds $3,144,419)	$3,144,000

Principal Amount^		Value
	TOTAL REPURCHASE AGREEMENTS (Cost $3,144,000)	$3,144,000

TREASURY BILLS: 0.1%
	U.S. Treasury Bills
$100,000	4.429%, 10/12/2023(g)(k)(n)	99,854

	TOTAL TREASURY BILLS (Cost $99,852)	99,854

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,697,320)	3,697,322

	TOTAL PURCHASED OPTIONS (Cost $28,468): 0.0%	4,891

	TOTAL INVESTMENTS (Cost: $91,167,706): 99.5%	84,716,889

	Other Assets in Excess of Liabilities: 0.5%	404,659

	NET ASSETS: 100.0%	$85,121,548

Percentages are stated as a percent of net assets.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Perpetual Call.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(c)	Floating Interest Rate at September 30, 2023.
(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2023.
(e)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2023.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Security is currently in default and/or non-income producing.
(i)	When issued security.
(j)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(k)	Securities with an aggregate fair value of $3,713,516 have been pledged as collateral for options, credit default swaps and futures positions.
(l)	Interest Only security. Security with a notional or nominal principal amount.
(m)	The rate disclosed is the 7 day net yield as of September 30, 2023.
(n)	The rate shown represents yield-to-maturity.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

UNFUNDED LOAN COMMITMENTS — At September 30, 2023, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Helios Service Partners LLC, 1.000%, 03/19/2027	$65,217	$64,721	$(496)
Helios Service Partners, LLC, 0.500%, 03/19/2027	4,174	3,757	(417)
NFM & J LP, 1.000%, 11/30/2027	4,569	4,460	(109)
Avalara, Inc., 0.500%, 10/19/2028	13,636	12,048	(1,588)
Finastra USA, Inc., 0.500%, 09/13/2029	7,883	7,779	(104)

TOTAL		$92,765	$(2,714)

The cost basis of investments for federal income tax purposes at September 30, 2023 was as follows*:

Cost of investments	$91,045,194

Gross unrealized appreciation	305,780
Gross unrealized depreciation	(6,817,572)

Net unrealized depreciation	$(6,511,792)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS AT September 30, 2023 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
Ten Year Two Year SOFR Constant Maturity Swaption	Bank of America N.A.	$0.20	12/19/2023	600,000	$600,000	$137	$2,468	$(2,331)
Ten Year Two Year SOFR Constant Maturity Swaption	Bank of America N.A.	0.10	6/20/2024	600,000	600,000	752	2,820	(2,068)
Ten Year Two Year SOFR Constant Maturity Swaption	Barclays Bank Plc	0.20	12/19/2023	1,200,000	1,200,000	275	4,920	(4,645)
Ten Year Two Year SOFR Constant Maturity Swaption	Barclays Bank Plc	0.10	6/20/2024	1,200,000	1,200,000	1,504	5,388	(3,884)
Ten Year Two Year SOFR Constant Maturity Swaption	Goldman Sachs & Co.	0.20	12/19/2023	1,300,000	1,300,000	297	5,281	(4,984)
Ten Year Two Year SOFR Constant Maturity Swaption	Goldman Sachs & Co.	0.10	6/20/2024	1,300,000	1,300,000	1,629	5,931	(4,302)
Ten Year Two Year SOFR Constant Maturity Swaption	Morgan Stanley & Co.	0.20	12/19/2023	200,000	200,000	46	770	(724)
Ten Year Two Year SOFR Constant Maturity Swaption	Morgan Stanley & Co.	0.10	6/20/2024	200,000	200,000	251	890	(639)

Total Purchased Options						$4,891	$28,468	$(23,577)

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2023 (Unaudited)

At September 30, 2023, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2023	Fund Delivering	U.S. $ Value at September 30, 2023	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/16/2023	USD	$66,417	CAD	$66,499	$—	$(82)
Barclays Bank Plc	10/16/2023	USD	724,811	EUR	713,706	11,105	—
Morgan Stanley & Co.	10/16/2023	USD	112,413	GBP	109,939	2,474	—

			$903,641		$890,144	$13,579	$(82)

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS AT September 30, 2023 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
U.S. Treasury 10-Year Note Futures	7	$772,080	$756,437	12/19/2023	$(15,643)
U.S. Treasury 10-Year Ultra Note Futures	2	229,537	223,125	12/19/2023	(6,412)
U.S. Treasury 2-Year Note Futures	5	1,016,887	1,013,555	12/29/2023	(3,332)

Total Long					$(25,387)

Total Futures Contracts					$(25,387)

SCHEDULE OF INVESTMENTS IN SWAPS AT September 30, 2023 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2023	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Depreciation
Buy Protection
CDX North America High Yield Index Series 40 5.000%, 06/20/2028	6/20/2028	(5.000%	)	4.601%	$	(300,000)	Quarterly	$(4,519)	$1,976	$(6,495)
ITRAXX.EUR.38.V1 1.000%, 12/20/2027	12/20/2027	(1.000%	)	0.665%	EUR	(1,350,000)	Quarterly	(18,896)	(10,181)	(8,715)

Total Buy Protection								$(23,415)	$(8,205)	$(15,210)

Total								$(23,415)	$(8,205)	$(15,210)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 40 and ITRAX EUR Series 38.

(4)	Notional amounts are denominated in currency where indicated and the lines below until currency changes.

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS AT September 30, 2023 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
S&P 500 Index	UBS Securities LLC	$4,130.00	10/13/2023	(6)	$(2,572,830)	$(6,720)	$(14,273)	$7,553
S&P 500 Index	UBS Securities LLC	4,335.00	10/13/2023	(3)	(1,286,415)	(22,380)	(6,477)	(15,903)
S&P 500 Index	UBS Securities LLC	4,350.00	10/13/2023	(2)	(857,610)	(16,520)	(4,898)	(11,622)
S&P 500 Index	UBS Securities LLC	4,130.00	10/20/2023	(5)	(2,144,025)	(9,200)	(15,645)	6,445
S&P 500 Index	UBS Securities LLC	4,220.00	10/20/2023	(1)	(428,805)	(3,689)	(3,019)	(670)
S&P 500 Index	UBS Securities LLC	4,345.00	10/20/2023	(4)	(1,715,220)	(35,280)	(9,316)	(25,964)
S&P 500 Index	UBS Securities LLC	4,130.00	10/27/2023	(1)	(428,805)	(2,490)	(3,929)	1,439
S&P 500 Index	UBS Securities LLC	4,175.00	10/27/2023	(7)	(3,001,635)	(23,730)	(27,684)	3,954
S&P 500 Index	UBS Securities LLC	4,210.00	10/27/2023	(2)	(857,610)	(8,574)	(7,298)	(1,276)
S&P 500 Index	UBS Securities LLC	4,130.00	11/3/2023	(4)	(1,715,220)	(13,480)	(18,756)	5,276
S&P 500 Index	UBS Securities LLC	4,165.00	11/3/2023	(3)	(1,286,415)	(11,610)	(11,217)	(393)

Total Written Options						$(153,673)	$(122,512)	$(31,161)

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS: 96.0%
Basic Materials: 4.4%
	Olin Corp.
$3,988,000	5.625%, 08/01/2029	$3,756,430
	Steel Dynamics, Inc.
918,000	2.400%, 06/15/2025	863,023
679,000	5.000%, 12/15/2026	665,297
552,000	1.650%, 10/15/2027	469,492
1,814,000	3.450%, 04/15/2030	1,574,596

		7,328,838

Communications: 14.4%
	AT&T, Inc.
2,813,000	4.100%, 02/15/2028	2,628,216
1,008,000	4.350%, 03/01/2029	939,228
507,000	2.750%, 06/01/2031	406,082
	Discovery Communications LLC
3,211,000	3.950%, 03/20/2028	2,927,210
544,000	4.125%, 05/15/2029	486,420
462,000	3.625%, 05/15/2030	391,350
	Expedia Group, Inc.
584,000	5.000%, 02/15/2026	572,201
400,000	4.625%, 08/01/2027	381,397
2,545,000	3.800%, 02/15/2028	2,329,165
946,000	3.250%, 02/15/2030	800,921
	Motorola Solutions, Inc.
2,011,000	4.600%, 02/23/2028	1,926,728
1,786,000	4.600%, 05/23/2029	1,691,937
	Sirius XM Radio, Inc.
3,460,000	5.500%, 07/01/2029(a)	3,064,514
	TEGNA, Inc.
2,097,000	4.625%, 03/15/2028	1,821,769
	Verizon Communications, Inc.
228,000	4.125%, 03/16/2027	216,995
3,648,000	4.329%, 09/21/2028	3,428,609

		24,012,742

Consumer, Cyclical: 12.8%
	Bath & Body Works, Inc.
1,145,000	7.500%, 06/15/2029	1,132,220
1,755,000	6.625%, 10/01/2030(a)	1,647,267
	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
2,561,000	5.125%, 04/15/2029(a)	2,250,163
	Dick’s Sporting Goods, Inc.
5,223,000	3.150%, 01/15/2032	4,021,081
	Dollar Tree, Inc.
3,418,000	4.200%, 05/15/2028	3,180,282
	Newell Brands, Inc.
308,000	6.375%, 09/15/2027	294,837
3,011,000	6.625%, 09/15/2029	2,871,163
	QVC, Inc.
2,239,000	4.450%, 02/15/2025	1,961,729
2,444,000	4.750%, 02/15/2027	1,507,851
	Tempur Sealy International, Inc.
3,014,000	4.000%, 04/15/2029(a)	2,518,514

		21,385,107

Consumer, Non-cyclical: 26.3%
	Altria Group, Inc.
1,823,000	4.400%, 02/14/2026	1,770,572
224,000	4.800%, 02/14/2029	213,247
2,036,000	3.400%, 05/06/2030	1,742,252

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	BAT Capital Corp.
$874,000	2.259%, 03/25/2028	$739,650
1,091,000	4.906%, 04/02/2030	1,001,659
	Block Financial LLC
2,672,000	2.500%, 07/15/2028	2,268,198
1,817,000	3.875%, 08/15/2030	1,563,555
	Conagra Brands, Inc.
1,333,000	4.300%, 05/01/2024	1,319,364
654,000	4.600%, 11/01/2025	636,678
1,399,000	4.850%, 11/01/2028	1,336,617
	DaVita, Inc.
3,460,000	4.625%, 06/01/2030(a)	2,845,546
	Encompass Health Corp.
2,723,000	4.500%, 02/01/2028	2,484,933
341,000	4.750%, 02/01/2030	302,212
	Global Payments, Inc.
970,000	2.650%, 02/15/2025	924,554
1,283,000	4.800%, 04/01/2026	1,244,742
2,038,000	2.900%, 05/15/2030	1,672,664
	HCA, Inc.
775,000	5.375%, 09/01/2026	760,907
2,650,000	5.625%, 09/01/2028	2,585,831
503,000	3.500%, 09/01/2030	426,576
	Kraft Heinz Foods Co.
939,000	3.000%, 06/01/2026	880,745
	Molson Coors Beverage Co.
3,836,000	3.000%, 07/15/2026	3,567,184
	Reynolds American, Inc.
2,042,000	4.450%, 06/12/2025	1,985,403
	Service Corp. International
1,499,000	4.625%, 12/15/2027	1,390,690
2,264,000	5.125%, 06/01/2029	2,098,728
	Tenet Healthcare Corp.
3,639,000	6.125%, 10/01/2028	3,419,496
	United Rentals North America, Inc.
1,242,000	4.875%, 01/15/2028	1,163,962
	Zimmer Biomet Holdings, Inc.
1,447,000	3.550%, 04/01/2025	1,396,119
2,073,000	3.050%, 01/15/2026	1,956,444

		43,698,528

Financial: 5.3%
	American Tower Corp.
799,000	4.000%, 06/01/2025	774,131
1,390,000	3.375%, 10/15/2026	1,295,252
754,000	3.600%, 01/15/2028	684,894
	SBA Communications Corp.
605,000	3.875%, 02/15/2027	554,932
2,233,000	3.125%, 02/01/2029	1,860,648
	Trinity Acquisition PLC
445,000	4.400%, 03/15/2026	427,550
	Willis North America, Inc.
230,000	3.600%, 05/15/2024	226,400
1,382,000	4.650%, 06/15/2027	1,324,252
1,822,000	4.500%, 09/15/2028	1,710,882

		8,858,941

Industrial: 18.1%
	Allegion US Holding Co., Inc.
1,398,000	3.200%, 10/01/2024	1,355,501
2,930,000	3.550%, 10/01/2027	2,678,513
	Berry Global, Inc.
2,870,000	4.875%, 07/15/2026(a)	2,750,311
670,000	1.650%, 01/15/2027	576,761

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	Carlisle Cos., Inc.
$881,000	3.500%, 12/01/2024	$855,588
1,839,000	3.750%, 12/01/2027	1,711,567
912,000	2.750%, 03/01/2030	755,552
	Carrier Global Corp.
3,529,000	2.242%, 02/15/2025	3,355,009
517,000	2.493%, 02/15/2027	466,011
	Flex Ltd.
1,791,000	6.000%, 01/15/2028	1,783,090
2,142,000	4.875%, 05/12/2030	2,000,719
	Fortune Brands Innovations, Inc.
1,499,000	4.000%, 06/15/2025	1,446,321
	TransDigm, Inc.
3,562,000	5.500%, 11/15/2027	3,347,646
	Trimble, Inc.
3,347,000	4.900%, 06/15/2028	3,203,174
	Westinghouse Air Brake Technologies Corp.
974,000	4.150%, 03/15/2024	964,920
3,011,000	4.700%, 09/15/2028	2,833,381

		30,084,064

Technology: 14.7%
	Broadcom Corp./Broadcom Cayman Finance Ltd.
1,832,000	3.875%, 01/15/2027	1,722,115
	Broadcom, Inc.
363,000	3.459%, 09/15/2026	341,023
837,000	4.110%, 09/15/2028	772,467
473,000	4.150%, 11/15/2030	419,548
	CA, Inc.
231,000	4.700%, 03/15/2027	216,868
	CDW LLC/CDW Finance Corp.
3,111,000	4.250%, 04/01/2028	2,839,285
228,000	3.250%, 02/15/2029	194,714
	CDW LLC/CDW Finance Corp.
564,000	4.125%, 05/01/2025	545,564
	HP, Inc.
1,348,000	3.000%, 06/17/2027	1,225,897
1,110,000	4.000%, 04/15/2029	1,015,020
1,634,000	4.200%, 04/15/2032	1,414,660
	Microchip Technology, Inc.
2,823,000	4.250%, 09/01/2025	2,732,162
	Oracle Corp.
2,498,000	2.300%, 03/25/2028	2,165,743
1,496,000	2.950%, 04/01/2030	1,259,788
	Qorvo, Inc.
4,169,000	4.375%, 10/15/2029	3,674,717
	Western Digital Corp.
3,574,000	4.750%, 02/15/2026	3,410,771
540,000	2.850%, 02/01/2029	434,111

		24,384,453

TOTAL CORPORATE BONDS (Cost $169,300,872)		159,752,673

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE: 1.3%
	U.S. Treasury Notes
$2,132,000	0.500%, 11/30/2023	$2,115,134

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $2,115,998)		2,115,134

TOTAL INVESTMENTS (Cost: $171,416,870): 97.3%		161,867,807

Other Assets in Excess of Liabilities: 2.7%		4,547,950

NET ASSETS: 100.0%		$166,415,757

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2023 was as follows*:

Cost of investments	$171,416,870

Gross unrealized appreciation	93,797
Gross unrealized depreciation	(9,642,860)

Net unrealized depreciation	$(9,549,063)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 73.2%
TREASURY BILLS: 73.2%
	U.S. Treasury Bills
$710,000,000	5.250%, 02/29/2024(a)(b)	$694,323,299

TOTAL TREASURY BILLS (Cost $694,260,976)		694,323,299

TOTAL SHORT-TERM INVESTMENTS (Cost $694,260,976)		694,323,299

TOTAL INVESTMENTS (Cost: $694,260,976): 73.2%		694,323,299

Other Assets in Excess of Liabilities: 26.8%		254,352,976

NET ASSETS: 100.0%		$948,676,275

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	The rate shown represents yield-to-maturity.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

The cost basis of investments for federal income tax purposes at September 30, 2023 was as follows*:

Cost of investments	$694,260,976

Gross unrealized appreciation	34,350,790
Gross unrealized depreciation	(3,850,601)

Net unrealized appreciation	$30,500,189

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS AT September 30, 2023 (Unaudited)(a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
Euro FX Currency Futures	1,550	206,800,001	$205,617,187	12/18/2023	$(1,182,814)
MSCI EAFE Index Futures	781	81,639,619	79,720,575	12/15/2023	(1,919,044)
S&P 500 E-Mini Index Futures	82	18,443,405	17,734,550	12/15/2023	(708,855)
WTI Crude Futures (b)	1,885	166,280,134	167,388,000	12/20/2023	1,107,866

Total Long					$(2,702,847)

Futures Contracts - Short
3 Months SOFR Futures	(1,949)	(466,909,970)	$(466,273,888)	3/17/2025	$636,082
30 Day Federal Funds Futures	(457)	(180,061,082)	(180,100,970)	1/31/2024	(39,888)
Gold 100 Oz Futures (b)	(737)	(143,561,989)	(137,531,570)	12/27/2023	6,030,419
Japanese Yen Currency Futures	(4,546)	(390,841,923)	(385,131,437)	12/18/2023	5,710,486
MSCI Emerging Market Index	(636)	(31,140,100)	(30,384,900)	12/15/2023	755,200
U.S. Treasury 10-Year Note Futures	(1,743)	(192,315,242)	(188,352,938)	12/19/2023	3,962,304
U.S. Treasury 10-Year Ultra Note Futures	(1,671)	(192,304,074)	(186,420,937)	12/19/2023	5,883,137
U.S. Treasury 2-Year Note Futures	(2,305)	(468,893,287)	(467,248,712)	12/29/2023	1,644,575
U.S. Treasury Long Bond Futures	(705)	(84,043,406)	(80,215,781)	12/19/2023	3,827,625
U.S. Treasury Ultra-Long Bond Futures	(657)	(82,708,460)	(77,977,687)	12/19/2023	4,730,773

Total Short					$33,140,713

Total Futures Contracts					$30,437,866

(a)	Societe Generale is the counterparty for all Open Futures Contracts held by the Fund and the iMGP DBi Cayman Managed Futures Subsidiary at September 30, 2023.
(b)	Contract held by the iMGP DBi Cayman Managed Futures Subsidiary.

iMGP DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 91.3%
TREASURY BILLS: 91.3%
	U.S. Treasury Bills
$32,000,000	5.251%, 02/29/2024(a)(b)	$31,293,444

TOTAL TREASURY BILLS (Cost $31,290,493)		31,293,444

TOTAL SHORT-TERM INVESTMENTS (Cost $31,290,493)		31,293,444

TOTAL INVESTMENTS (Cost: $31,290,493): 91.3%		31,293,444

Other Assets in Excess of Liabilities: 8.7%		2,984,660

NET ASSETS: 100.0%		$34,278,104

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	The rate shown represents yield-to-maturity.

The cost basis of investments for federal income tax purposes at September 30, 2023 was as follows*:

Cost of investments	$31,290,493

Gross unrealized appreciation	86,203
Gross unrealized depreciation	(396,804)

Net unrealized depreciation	$(310,601)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at September 30, 2023 (Unaudited)(a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
3 Months SOFR Futures	9	2,156,748	$2,153,138	3/17/2025	$(3,610)
CAD FX Currency Futures	5	370,536	369,175	12/19/2023	(1,361)
Euro FX Currency Futures	18	2,403,332	2,387,813	12/18/2023	(15,519)
GBP FX Currency Futures	6	465,158	457,875	12/18/2023	(7,283)
Japanese Yen Currency Futures	7	602,206	593,031	12/18/2023	(9,175)
MSCI EAFE Index Futures	26	2,726,600	2,653,950	12/15/2023	(72,650)
Nasdaq 100 E-mini Futures	10	3,098,504	2,973,300	12/15/2023	(125,204)
Russell 2000 E-mini Futures	18	1,689,197	1,618,740	12/15/2023	(70,457)
S&P Mid Cap 400 E-mini Futures	8	2,083,640	2,016,320	12/15/2023	(67,320)
U.S. Treasury 2-Year Note Futures	11	2,235,319	2,229,820	12/29/2023	(5,499)

Total Long					$(378,078)

Futures Contracts - Short
MSCI Emerging Market Index	(32)	(1,569,257)	$(1,528,800)	12/15/2023	$40,457
U.S. Dollar Index futures	(24)	(2,520,834)	(2,539,560)	12/18/2023	(18,726)
U.S. Treasury Long Bond Futures	(4)	(476,341)	(455,125)	12/19/2023	21,216
U.S. Treasury Ultra-Long Bond Futures	(3)	(377,642)	(356,063)	12/19/2023	21,579

Total Short					$64,526

Total Futures Contracts					$(313,552)

(a)	Mizuho Securities USA LLC is the counterparty for all Open Futures Contracts held by the Fund at September 30, 2023.

iMGP RBA Responsible Global Allocation ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS: 99.6%
6,948	iShares ESG Advanced MSCI EAFE ETF	$396,661
25,505	iShares ESG Aware MSCI USA Small-Cap ETF	858,243
58,496	iShares ESG Aware US Aggregate Bond ETF	2,649,869
8,246	iShares MSCI Global Sustainable Development Goals	614,492
10,228	iShares Trust iShares ESG Aware MSCI EAFE ETF	707,062
3,696	Janus Henderson Mortgage-Backed Securities ETF	160,406
19,900	Nuveen ESG Emerging Markets EQ	521,778
35,059	Nuveen ESG Large-Cap Value ETF	1,177,632
5,932	Vanguard ESG International Stock ETF	299,210
12,608	WisdomTree US ESG Fund	556,921

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,408,582)		7,942,274

TOTAL INVESTMENTS (Cost: $8,408,582): 99.6%		7,942,274

Other Assets in Excess of Liabilities: 0.4%		30,540

NET ASSETS: 100.0%		$7,972,814

Percentages are stated as a percent of net assets.

ETF	Exchange-Traded Fund

The cost basis of investments for federal income tax purposes at September 30, 2023 was as follows*:

Cost of investments	$8,408,582

Gross unrealized appreciation	3,423
Gross unrealized depreciation	(469,731)

Net unrealized depreciation	$(466,308)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Berkshire Dividend Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 96.4%
Consumer Discretionary: 7.3%
660	Leggett & Platt, Inc.	$16,771
120	Lowe’s Cos., Inc.	24,941
108	McDonald’s Corp.	28,451

		70,163

Consumer Staples: 11.3%
220	General Mills, Inc.	14,078
380	Mondelez International, Inc. - Class A	26,372
128	PepsiCo, Inc.	21,688
132	Procter & Gamble Co.	19,254
172	Walmart, Inc.	27,508

		108,900

Energy: 9.4%
328	Chevron Corp.	55,308
136	EOG Resources, Inc.	17,239
1,088	Kinder Morgan, Inc.	18,039

		90,586

Financials: 13.8%
1,356	Bank of America Corp.	37,127
100	Chubb Ltd.	20,818
304	JPMorgan Chase & Co.	44,086
112	M&T Bank Corp.	14,163
144	PNC Financial Services Group, Inc.	17,679

		133,873

Health Care: 14.7%
192	Abbott Laboratories	18,595
248	AbbVie, Inc.	36,967
424	Bristol-Myers Squibb Co.	24,609
140	Johnson & Johnson	21,805
248	Merck & Co., Inc.	25,531
428	Pfizer, Inc.	14,197

		141,704

Industrials: 15.6%
52	Deere & Co.	19,624
260	Emerson Electric Co.	25,108
112	Honeywell International, Inc.	20,691
76	Lockheed Martin Corp.	31,081
144	Norfolk Southern Corp.	28,358
172	Waste Management, Inc.	26,219

		151,081

Information Technology: 16.5%
212	Apple, Inc.	36,296
608	Cisco Systems, Inc.	32,686
144	Microsoft Corp.	45,468
232	QUALCOMM, Inc.	25,766
156	TE Connectivity Ltd.	19,271

		159,487

Materials: 4.8%
300	Nucor Corp.	46,905

Real Estate: 1.4%
256	WP Carey, Inc. - REIT	13,845

Shares		Value
Utilities: 1.6%
652	PPL Corp.	$15,361

TOTAL COMMON STOCKS (Cost $973,075)		931,905

TOTAL INVESTMENTS (Cost: $973,075): 96.4%		931,905

Other Assets in Excess of Liabilities: 3.6%		34,702

NET ASSETS: 100.0%		$966,607

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

The cost basis of investments for federal income tax purposes at September 30, 2023 was as follows*:

Cost of investments	$973,075

Gross unrealized appreciation	16,684
Gross unrealized depreciation	(57,854)

Net unrealized depreciation	$(41,170)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 95.0%
Communication Services: 7.5%
400	Alphabet, Inc. - Class C*	$52,740

Consumer Discretionary: 10.7%
436	Amazon.com, Inc.*	55,424
27	LVMH Moet Hennessy Louis Vuitton SE	20,472

		75,896

Consumer Staples: 7.1%
26	Estee Lauder Cos., Inc. - Class A	3,758
53	L’Oreal SA	22,055
212	Nestle SA	24,056

		49,869

Financials: 15.6%
101	Aon PLC - Class A	32,746
81	MasterCard, Inc. - Class A	32,069
29	MSCI, Inc.	14,879
132	Visa, Inc. - Class A	30,362

		110,056

Health Care: 19.9%
225	Abbott Laboratories	21,791
55	Align Technology, Inc.*	16,793
84	CSL Ltd.	13,588
131	ICON PLC - ADR*	32,259
114	Novo Nordisk AS - Class B	10,417
508	Siemens Healthineers AG	25,807
40	Thermo Fisher Scientific, Inc.	20,247

		140,902

Industrials: 3.5%
104	Automatic Data Processing, Inc.	25,020

Information Technology: 30.7%
80	Accenture PLC - Class A	24,569
71	Adobe, Inc.*	36,203
68	Autodesk, Inc.*	14,070
38	Globant SA*	7,518
158	Microsoft Corp.	49,888
276	SAP SE	35,876
32	ServiceNow, Inc.*	17,887
146	Workday, Inc. - Class A*	31,368

		217,379

TOTAL COMMON STOCKS (Cost $714,053)		671,862

TOTAL INVESTMENTS (Cost: $714,053): 95.0%		671,862

Other Assets in Excess of Liabilities: 5.0%		35,128

NET ASSETS: 100.0%		$706,990

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2023 was as follows*:

Cost of investments	$714,053

Gross unrealized appreciation	362
Gross unrealized depreciation	(42,553)

Net unrealized depreciation	$(42,191)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Funds Trust

NOTES TO THE SCHEDULE OF INVESTMENTS at September 30, 2023 (Unaudited)

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Effective September 8, 2022, the Funds are required to comply with new SEC regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated the Adviser as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by the Adviser, subject to the Board’s oversight. Management expects that the implementation of this rule will not have a material impact on the Funds’ financial statements.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Consolidation of Subsidiary. The DBi Managed Futures Strategy ETF may invest up to 20% of its total assets in the iMGP DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly- owned and controlled by the DBi Managed Futures Strategy ETF. The financial statements of the DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The DBi Managed Futures Strategy ETF had 18.8% of its total net assets invested in the Subsidiary as of September 30, 2023.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Consolidation of Subsidiary. The Alternative Strategies Fund may invest a portion of its assets from the enhanced trend strategy in the Alternative Strategy Subsidiary (the “Alternative Subsidiary”), which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Alternative Strategies Fund and is advised by the Manager that manages the enhanced trend strategy. The financial statements of the Alternatives Strategies Fund include the operations of the Alternative Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Alternative Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The Alternatives Strategies Fund had 0.7% of its total net assets invested in the Alternative Subsidiary as of September 30, 2023.

The Alternative Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Alternative Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Alternative Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Senior Term Loans. The Alternative Strategies Fund and the High Income Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Unfunded Loan Commitments. The Alternative Strategies Fund and the High Income Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments in Securities.

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At September 30, 2023, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

Reverse repurchase agreements. The High Income Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments in Securities. Cash received in exchange for securities transferred, if any, under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions.

Commodity Futures Trading Commission (“CFTC”) Regulation. Because of the nature of their investments, the Alternative Strategies Fund, the DBi Managed Futures Strategy ETF and the DBi Hedge Strategy ETF are subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the U.S. Securities and Exchange Commission (“SEC”) and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

Futures Contracts. The Alternative Strategies Fund and the High Income Alternatives Fund invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. During the period ended September 30, 2023, the Alternative Strategies Fund and the High Income Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended September 30, 2023, the Alternative Strategies Fund and the High Income Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold). In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure—that is, both market and credit exposure—to the reference asset. The total return payer—often the owner of the reference obligation—gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund (see Note 9).

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of September 30, 2023, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and reverse repurchase agreements are short-term investments, they are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as forward foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of September 30, 2023. These assets and liabilities are measured on a recurring basis.

Global Select Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$106,579,658	$—	$—	$106,579,658
Preferred Stock	2,339,090	—	—	2,339,090

Total Equity	108,918,748	—	—	108,918,748

Short-Term Investments
Repurchase Agreements	—	4,331,173	—	4,331,173

Total Investments in Securities	$108,918,748	$4,331,173	$—	$113,249,921

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Argentina	$2,956,696	$—	$—	$2,956,696
Australia	2,500,167	—	—	2,500,167
Canada	6,178,525	—	—	6,178,525
China	3,460,233	—	—	3,460,233
Denmark	10,047,767	—	—	10,047,767
Finland	5,744,730	—	—	5,744,730
France	17,647,476	—	—	17,647,476
Germany	46,512,518	—	—	46,512,518
Ireland	20,793,005	—	—	20,793,005
Israel	9,783,939	—	—	9,783,939
Japan	3,581,919	—	—	3,581,919
Netherlands	11,777,880	—	—	11,777,880
South Korea	2,914,090	—	—	2,914,090
Spain	5,360,526	—	—	5,360,526
Sweden	5,592,673	—	—	5,592,673
Switzerland	3,392,860	—	—	3,392,860
Taiwan	4,034,231	—	—	4,034,231
United Kingdom	29,854,145	—	—	29,854,145
United States	11,203,656	—	—	11,203,656

Total Equity	203,337,036	—	—	203,337,036

Short-Term Investments
Repurchase Agreements	—	8,244,190	—	8,244,190

Total Short-Term Investments	—	8,244,190	—	8,244,190

Total Investments in Securities	$203,337,036	$8,244,190	$—	$211,581,226

Oldfield International Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$1,701,280	$—	$—	$1,701,280
China	3,054,280	—	—	3,054,280
France	1,748,064	—	—	1,748,064
Germany	7,318,213	—	—	7,318,213
Italy	1,813,750	—	—	1,813,750
Japan	2,533,975	—	—	2,533,975
Netherlands	1,751,173	—	—	1,751,173
South Korea	3,633,875	—	—	3,633,875
Sweden	1,917,166	—	—	1,917,166
United Kingdom	7,068,028	—	—	7,068,028
Preferred Stock
Germany	1,624,337	—	—	1,624,337

Total Equity	34,164,141	—	—	34,164,141

Total Investments in Securities	$34,164,141	$—	$—	$34,164,141

SBH Focused Small Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$47,655,839	$—	$—	$47,655,839

Total Equity	47,655,839	—	—	47,655,839

Total Investments in Securities	$47,655,839	$—	$—	$47,655,839

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Alternative Strategies Fund (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$179,829,912	$—	$1,485,406	**	$181,315,318
Preferred Stocks	181,672	—	98,211	**	279,883
Limited Partnerships	—	—	714,310	**	714,310

Total Equity	180,011,584	—	2,297,927	**	182,309,511

Rights/Warrants	62,290	10,220	—		72,510
Fixed Income
Asset-Backed Securities	—	87,405,232	—		87,405,232
Bank Loans	—	15,688,723	—		15,688,723
Convertible Bonds	—	13,185,232	—		13,185,232
Corporate Bonds	—	153,601,288	—		153,601,288
Government Securities & Agency Issue	—	26,199,210	—		26,199,210
Mortgage-Backed Securities	—	123,453,801	344,688	(1)	123,798,489

Total Fixed Income	—	419,533,486	344,688	**	419,878,174

Short-Term Investments
Repurchase Agreements	—	46,105,000	—		46,105,000
Treasury Bills	—	151,132,302	—		151,132,302

Total Short-Term Investments	—	197,237,302	—		197,237,302

Purchased Options	58,790	—	—		58,790

Total Investments in Securities in Assets	$180,132,664	$616,781,008	$2,642,615	**	$799,556,287

Short Sales
Common Stocks	(22,577,673)	—	—		(22,577,673)

Total Short Sales	(22,577,673)	—	—		(22,577,673)

Total Investments in Securities in Liabilities	$(22,577,673)	$—	$—		$(22,577,673)

Unfunded Loan Commitments	$—	$(154,543)	$—		$(154,543)
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$284,234	$—	$—		$284,234
Futures	4,668,040	—	—		4,668,040
Swaps - Credit Default	—	(969,806)	—		(969,806)
Swaps - Total Return	440,508	—	—		440,508
Written Options	(10,427)	—	—		(10,427)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

High Income Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$—	$219	$—		$219
Preferred Stocks	1,475,021	—	—		1,475,021

Total Equity	1,475,021	219	—		1,475,240

Fixed Income
Asset-Backed Securities	—	17,964,825	—		17,964,825
Bank Loans	—	16,442,078	—		16,442,078
Convertible Bonds	—	41,150	—		41,150
Corporate Bonds	—	29,877,506	143,485	**	30,020,991
Government Securities & Agency Issue	—	5,198,772	—		5,198,772
Mortgage-Backed Securities	—	9,866,972	—		9,866,972
Municipal Bond	—	4,648	—		4,648

Total Fixed Income	—	79,395,951	143,485	**	79,539,436

Short-Term Investments
Money Market Funds	453,468	—	—		453,468
Repurchase Agreements	—	3,144,000	—		3,144,000
Treasury Bills	—	99,854	—		99,854

Total Short-Term Investments	453,468	3,243,854	—		3,697,322

Purchased Options	4,891	—	—		4,891

Total Investments in Securities in Assets	$1,933,380	$82,640,024	$143,485	**	$84,716,889

Unfunded Loan Commitments	$—	$(2,714)	$—		$(2,714)
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$13,497	$—	$—		$13,497
Futures	(25,387)	—	—		(25,387)
Swaps - Credit Default	—	(15,210)	—		(15,210)
Written Options	(153,673)	—	—		(153,673)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the High Income Fund.

Dolan McEniry Corporate Bond Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$159,752,673	$—	$159,752,673
Government Securities & Agency Issue	—	2,115,134	—	2,115,134

Total Fixed Income	—	161,867,807	—	161,867,807

Total Investments in Securities	$—	$161,867,807	$—	$161,867,807

DBi Managed Futures Strategy ETF (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Treasury Bills	$—	$694,323,299	$—	$694,323,299

Total Investments in Securities	$—	$694,323,299	$—	$694,323,299

Other Financial Instruments*
Futures	$30,437,866	$—	$—	$30,437,866

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

DBi Hedge Strategy ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Treasury Bills	$—	$31,293,444	$—	$31,293,444

Total Investments in Securities	$—	$31,293,444	$—	$31,293,444

Other Financial Instruments*
Futures	$(313,552)	$—	$—	$(313,552)

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

RBA Responsible Global Allocation ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Exchange-Traded Funds	$7,942,274	$—	$—	$7,942,274

Total Equity	7,942,274	—	—	7,942,274

Total Investments in Securities	$7,942,274	$—	$—	$7,942,274

Berkshire Dividend Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$931,905	$—	$—	$931,905

Total Equity	931,905	—	—	931,905

Total Investments in Securities	$931,905	$—	$—	$931,905

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital Global Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$671,862	$—	$—	$671,862

Total Equity	671,862	—	—	671,862

Total Investments in Securities	$671,862	$—	$—	$671,862

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the High Income Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•

Collateral Risk. If the Alternative Strategies Fund and High Income Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and High Income Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Commodity Risk. Exposure to the commodities markets (including financial futures markets) may subject the DBi Managed Futures Strategy ETF, through its investment in a wholly-owned subsidiary (the “Subsidiary”), and the Alternative Strategies Fund, through its investment in a wholly-owned subsidiary (the “Alternative subsidiary” which are each organized under the laws of the Cayman Islands and is advised by its respective sub-advisor, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

•

Communications Services Sector Risk. A Fund may invest a portion of its assets in the communications services sector. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand and changes in regulation.

•

Consumer Discretionary Sector Risk. A Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

•

Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•

Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Alternative Strategies Fund, the High Income Fund, and the Dolan McEniry Corporate Bond Fund may be indirectly exposed to such risks associated with corporate debt obligations.

•

Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the International Fund and Oldfield International Value Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

•

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•

Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

•

P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•

Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Hedge Strategy Risk. The DBi Hedge Strategy ETF uses various investment strategies that seek to identify the main drivers of performance of a diversified portfolio of the largest long/short equity hedge funds. These investment strategies involve the use of complex derivatives techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss than investing in individual equity securities. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•

ETF Risk. The DBi Managed Futures Strategy ETF, the DBi Hedge Strategy ETF, the RBA Responsible Global Allocation ETF, and the Berkshire Dividend Growth ETF are each an ETF, and, as a result of an ETF’s structure, each is exposed to the following risks:

•

Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•

Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

•

European Investment Risk. Each of the International Fund and Oldfield International Value Fund may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU and entered into a transition period until December 31, 2020, during which the UK effectively remained in the EU from an economic perspective. The impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity and potentially lower economic growth on markets in the UK, Europe and globally, which could potentially have an adverse effect on the value of a Fund’s investments.

•

Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

•

Financial Sector Risk. A Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

•

Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by a Fund. Fixed income securities held by a Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

•

Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

•

Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by a Fund. Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

•

Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

•

Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

•

Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

•

General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•

Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

•

Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

•

Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

•

Investment over 25% of Net assets. The RBA Responsible Global Allocation ETF invests greater than 25% of its assets in the iShares ESG Aware US Aggregate Bond ETF. The RBA Responsible Global Allocation ETF may redeem its investment at any time if the Advisor determines if it is in the best interest of the ETF and its shareholders to do so. The performance of the ETF will be directly affected by the performance of this investment. The financial statements of the investment, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the ETF’s financial statements. At September 30, 2023, the RBA Responsible Global Allocation ETF invested 33.2% of its net assets in the iShares ESG Aware US Aggregate Bond ETF.

•

Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•

Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

•

Japanese Investment Risk. Japan may be subject to political, economic, nuclear and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, overleveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, large government deficits, heavy dependence on international trade and oil and other commodity imports, an aging workforce and significant population decline, sometimes unpredictable national politics, political tensions with China, and natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis. Any of these concerns could negatively affect the value of Japanese investments.

•

Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

•

Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

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LIBOR Risk. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR.

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Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

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Long Short Risk. The DBi Hedge Strategy ETF seeks long exposure to certain factors and short exposure to certain other factors. The Fund may or may not take long or short positions in correlated asset classes. The Fund could lose money if either or both of the Fund’s long and short positions produce negative returns. The sub-advisor’s proprietary, quantitative model, the Dynamic Beta Engine, may or may not identify long and short positions in correlated asset classes. There is no guarantee that the returns of the Fund’s long and short positions will produce positive returns.

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Managed Futures Strategy Risk. In seeking to achieve its investment objective, the DBi Managed Futures Strategy ETF will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

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Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

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Models and Data Risk. The Alternative Strategies Fund uses proprietary systematic and quantitative models as part of its investment strategies. These models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.

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Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

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Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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Non-Diversified Fund Risk. Because each of the DBi Managed Futures Strategy ETF and the DBi Hedge Strategy ETF is “non-diversified,” each may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Prepayment and Extension Risk. In times of declining interest rates, a Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

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Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

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Sector Concentration Risk. The SBH Focused Small Value Fund concentrates its investments in a narrow segment of the total market. At September 30, 2023, the Fund has 36.6% of net assets invested in the Industrials sector of the stock market. Because of this, the Fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

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Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

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Short Position Risk. A Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. A Fund’s losses are potentially unlimited in a short position transaction.

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Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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Subsidiary Risk. By investing in the Subsidiary and the Alternative Subsidiary, the DBi Managed Futures Strategy ETF and the Alternative Strategies Fund, respectively, is indirectly exposed to the risks associated with the Subsidiary’s and the Alternative Subsidiary’s investments. The derivatives and other investments held by the Subsidiary and the Alternative Subsidiary are generally similar to those that are permitted to be held by each Fund and are subject to the same risks that apply to similar investments if held directly by each Fund. The Subsidiary and the Alternative Subsidiary are each not registered under the 1940 Act, and, unless otherwise noted in the Prospectus, are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of each Fund and/or the Subsidiary or the Alternative Subsidiary to continue to operate as each does currently and could adversely affect each Fund.

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Tax Risk. The federal income tax treatment of the DBi Managed Futures Strategy ETF’s and the Alternative Strategies Fund’s income from the Subsidiary and the Alternative Subsidiary, respectively, may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of each Fund’s investment company taxable income and/ or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or the Subsidiary or the Alternative Subsidiary to operate as described in the Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect each Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary or the Alternative Subsidiary. If Cayman Islands law changes such that the Subsidiary or the Alternative Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

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TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the Alternative Strategies Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

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U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of a Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.